      As filed with the Securities and Exchange Commission
                     on August 26, 1998

File No. 33-12988
        811-05088

               Securities and Exchange Commission
                     Washington, D.C. 20549



                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Pre-Effective Amendment No.

               Post-Effective Amendment No. 29

                             and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                      Amendment No. 31


                     THE ALLIANCE PORTFOLIOS
       (Exact Name of Registrant as Specified in Charter)
       1345 Avenue of the Americas, New York, N.Y.  10105
                         (800) 221-5672
      (Registrant's Telephone Number, including Area Code)


                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
       1345 Avenue of the Americas, New York, N.Y.  10105
             (Name and address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b)
     X   on August 31, 1998 pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a)(i) on (date) pursuant to paragraph (a)(i)
         75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

                      Cross Reference Sheet
                  (as required by Rule 481(a))

ITEM NUMBER OF FORM N-1A               PROSPECTUS LOCATION
PART A                                 OR CAPTION

1.  Cover Page                         Front Cover Page

2.  Synopsis                           Expense Information

3.  Condensed Financial Information    Financial Highlights

4.  General Description of
    Registrant                         General Information;
                                       Description of the Funds

5.  Management of the Trust            Management of the Funds

5A. Management's Discussion of
    Fund's Performance                 Not Applicable

6.  Capital Stock and Other
    Securities                         General Information;
                                       Dividends, Distributions
                                       and Taxes

7.  Purchase of Securities Being
    Offered                            Purchase and Sale of
                                       Shares; Management of the
                                       Funds

8.  Redemption or Repurchase           Purchase and Sale of
                                       Shares

9.  Pending Legal Proceedings          Not Applicable


                                       STATEMENT OF ADDITIONAL
ITEM NUMBER IN PART B                  INFORMATION CAPTION

10.  Cover Page                        Cover Page

11.  Table of Contents                 Table of Contents

12.  General Information and History   Not Applicable

13.  Investment Objectives and
     Policies                          Investment Policies and
                                       Restrictions; Investment
                                       Techniques of the Funds;
                                       Investment Restrictions

14.  Management of the Fund            Management of the Funds

15.  Control Persons and Principal
     Holders of Securities             General Information

16.  Investment Advisory and
     Other Services                    Management of the Funds;
                                       Expenses of the Funds

17.  Brokerage Allocation
     and Other Practices               Portfolio Transactions;
                                       Expenses of the Funds

18.  Capital Stock and Other
     Securities                        General Information

19.  Purchase, Redemption and Pricing
     of Securities Being Offered       Purchase of Shares;
                                       Redemption and Repurchase
                                       of Shares; Net Asset Value

20.  Tax Status                        Dividends, Distribution
                                       and Taxes

21.  Underwriters                      Expenses of the Funds;
                                       Purchase of Shares;
                                       Redemption and Repurchase
                                       of Shares

22.  Calculation of Performance Data   General Information

23.  Financial Statements              Financial Statements

This Post-Effective Amendment No. 29 relates solely to Alliance Conservative Investors Fund and Alliance Growth Investors Fund. No information contained in the Registrant's Registration Statement relating to any other series of the Registrant is amended or superseded hereby.

                                    ALLIANCE
--------------------------------------------------------------------------------
                                      ASSET
--------------------------------------------------------------------------------
                                ALLOCATION FUNDS
--------------------------------------------------------------------------------


                 P.O. Box 1520, Secaucus, New Jersey 07096-1520
                            Toll Free (800) 221-5672
                    For Literature: Toll Free (800) 227-4618


                           Prospectus and Application

                                 August 31, 1998




                         Alliance Growth Investors Fund
                      Alliance Conservative Investors Fund


--------------------------------------------------------------------------------
Table of Contents                                                           Page

The Funds at a Glance ..................................................      2
Expense Information ....................................................      3
Financial Highlights ...................................................      5
Description of the Funds ...............................................      8
Purchase and Sale of Shares ............................................     12
Management of the Funds ................................................     14
Dividends, Distributions and Taxes .....................................     16
General Information ....................................................     16
Appendix A .............................................................    A-1

--------------------------------------------------------------------------------

                               Investment Adviser
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105


Alliance Growth Investors Fund ("Growth Investors Fund") and Alliance Conservative Investors Fund ("Conservative Investors Fund") use asset allocation strategies, and each Fund is designed with a view toward a particular "investor profile." The Growth Investors Fund seeks the highest total return consistent with Alliance's determination of reasonable risk by investing in a diversified mix of publicly traded equity and fixed-income securities. The Conservative Investors Fund seeks a high total return without, in the view of Alliance, undue risk to principal by investing in a diversified mix of publicly traded equity and fixed-income securities.

Each Fund is a series of The Alliance Portfolios (the "Trust"), and is a diversified, open-end management investment company. This Prospectus offers only shares of Alliance Growth Investors Fund and Alliance Conservative Investors Fund. Shares of the Trust's other series, each of which has its own investment objective and policies, are offered by separate Prospectuses. This Prospectus sets forth concisely the information which a prospective investor should know about the Funds before investing. A "Statement of Additional Information" dated August 31, 1998, which provides further information regarding certain matters discussed in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. For a free copy, call or write Alliance Fund Services, Inc. at the address or the "Literature" telephone number shown above.

This Prospectus offers three classes of shares which may be purchased at the investor's choice at a price equal to their net asset value (i) plus an initial sales charge imposed at the time of purchase (the "Class A shares"), (ii) with a contingent deferred sales charge imposed on most redemptions made within four years of purchase (the "Class B shares"), or (iii) without any initial or contingent deferred sales charge, as long as the shares are held for one year or more (the "Class C shares"). See "Purchase and Sale of Shares" and "Management of the Funds--Distribution Plans."

An investment in the Funds is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Investors are advised to read this Prospectus carefully and to retain it for future reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                      Alliance Capital [LOGO](R)

(R)/SM These are registered marks used under license from the owner, Alliance Capital Management L.P.

The Funds At A Glance

The following summary is qualified in its entirety by the more detailed information contained in this Prospectus.

The Funds Seek to Provide ...

Growth Investors Fund: Highest total return with reasonable risk through investment in a mix of equity and fixed-income securities. Normally the Fund will hold approximately 70% of its total assets in equity securities.

Conservative Investors Fund: High total return without undue risk to principal through investment in a mix of equity and fixed-income securities. Normally the Fund will hold approximately 70% of its total assets in fixed-income securities.

The Funds Will Invest ...

Principally in publicly traded equity and fixed-income securities.


The Trust's Investment Manager Is ...

Alliance Capital Management L.P. ("Alliance"), a global investment adviser providing diversified services to institutions and individuals through a broad line of investments including more than 123 mutual funds. Since 1971, Alliance has earned a reputation as a leader in the investment world, with over $262 billion in assets under management as of June 30, 1998. Alliance provides investment management services to 32 of the FORTUNE 100 companies.

Getting Started ...

Shares of the Funds are available through your financial representative and most banks, insurance companies and brokerage firms nationwide. Shares can be purchased for a minimum initial investment of $250, and subsequent investments can be made for as little as $50. In addition, Alliance offers several time and money saving services to investors. Be sure to ask your financial representative about:


--------------------------------------------------------------------------------
                             AUTOMATIC REINVESTMENT
--------------------------------------------------------------------------------
                          AUTOMATIC INVESTMENT PROGRAM
--------------------------------------------------------------------------------
                                RETIREMENT PLANS
--------------------------------------------------------------------------------
                            DIVIDEND DIRECTION PLANS
--------------------------------------------------------------------------------
                           SHAREHOLDER COMMUNICATIONS
--------------------------------------------------------------------------------
                                  AUTO EXCHANGE
--------------------------------------------------------------------------------
                             SYSTEMATIC WITHDRAWALS
--------------------------------------------------------------------------------
                           A CHOICE OF PURCHASE PLANS
--------------------------------------------------------------------------------
                             TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------
                               24 HOUR INFORMATION
--------------------------------------------------------------------------------


                                                      Alliance Capital [LOGO](R)

(R)/SM These are registered marks used under license from the owner, Alliance Capital Management L.P.

--------------------------------------------------------------------------------
                               EXPENSE INFORMATION
--------------------------------------------------------------------------------

Shareholder Transaction Expenses are one of several factors to consider when you invest in a Fund. The following tables summarize your maximum transaction costs from investing in a Fund and annual expenses for each class of shares. The examples following the tables show the cumulative expenses attributable to a hypothetical $1,000 investment in each class for the periods specified.



Growth Investors Fund

                                                                    Class A Shares        Class B Shares        Class C Shares
                                                                    --------------        --------------        --------------
Shareholder Transaction Expenses
   Maximum sales charge imposed on purchases
      (as a percentage of offering price) ......................         4.25%(a)               None                  None
   Sales charge imposed on dividend reinvestments. .............         None                   None                  None
   Deferred sales charge (as a percentage of original
      purchase price or redemption proceeds, whichever
      is lower) ................................................         None                4.0% during           1.0% during
                                                                                     the first year, decreasing  the first year,
                                                                                            1.0% annually         0% thereafter
                                                                                             to 0% after
                                                                                         the fourth year(b)

   Exchange fee ................................................         None                   None                  None
Annual Fund Operating Expenses
(as a percentage of average net assets)
   Management fees .............................................         0.75%                 0.75%                 0.75%
   Rule 12b-1 fees .............................................         0.30%(c)              1.00%                 1.00%
   Other expenses(d) ...........................................         0.55%                 0.56%                 0.55%
                                                                         ----                  ----                  ----
Total Fund operating expenses(e) ...............................         1.60%                 2.31%                 2.30%
                                                                         ====                  ====                  ====

--------------------------------------------------------------------------------
(a) Reduced for larger purchases. Purchases of $1,000,000 or more are not subject to an initial sales charge but may be subject to a 1.0% deferred sales charge if redeemed within one year of purchase. See "Purchase and Sale of Shares--How to Buy Shares"--page 12.
(b) As described herein, Class B shares will automatically convert to Class A shares after eight years. See "Purchase and Sale of Shares--How to Buy Shares--Class B Shares--Deferred Sales Charge Alternative"--page 13.

(c) Reflects the amount to which the Principal Underwriter has currently undertaken to the Trustees to limit payments under the Fund's Class A Distribution Plan.
(d) These expenses include a transfer agency fee payable to Alliance Fund Services, Inc., an affiliate of Alliance, based on the number of shareholder accounts maintained for the Fund. The expenses shown do not reflect the application of transfer agency credits that reduce fund expenses.
(e) The expenses shown do not reflect the application of transfer agency credits that reduce fund expenses.

Example

                                                                            Cumulative Expenses Paid for the Period of:
                                                                        ----------------------------------------------------
                                                                        1 Year       3 Years         5 Years        10 Years
                                                                        ------       -------         -------        --------
An investor would pay the following expenses on a $1,000
   investment, assuming (i) a 5% annual return throughout
   the period and (ii) redemption at the end of the period:
     Class A.......................................................       $58          $91            $126           $224
     Class B.......................................................       $63          $92            $124           $247(a)
     Class C.......................................................       $33          $72            $123           $264
An investor would pay the following expenses on the same $1,000 investment assuming no redemption at the end of the period:
     Class A.......................................................       $58          $91            $126           $224
     Class B.......................................................       $23          $72            $124           $247(a)
     Class C.......................................................       $23          $72            $123           $264

--------------------------------------------------------------------------------
(a) Assumes the Class B shares converted to Class A shares after eight years. See note (b) above.

Conservative Investors Fund

                                                                    Class A Shares        Class B Shares        Class C Shares
                                                                    --------------        --------------        --------------
Shareholder Transaction Expenses
   Maximum sales charge imposed on purchases
      (as a percentage of offering price) .........................      4.25%(a)             None                  None
   Sales charge imposed on dividend reinvestments .................      None                 None                  None
   Deferred sales charge (as a percentage of original
      purchase price or redemption proceeds, whichever
      is lower) ...................................................      None                4.0% during           1.0% during
                                                                                     the first year, decreasing  the first year,
                                                                                            1.0% annually         0% thereafter
                                                                                             to 0% after
                                                                                         the fourth year(b)

   Exchange fee ...................................................      None                  None                  None
Annual Fund Operating Expenses
(as a percentage of average net assets)
   Management fees (after waiver)(c) ..............................      0.25%                0.25%                 0.25%
   Rule 12b-1 fees ................................................      0.30%(d)             1.00%                 1.00%
   Other expenses(e) ..............................................      0.86%                0.86%                 0.86%
                                                                         ----                 ----                  ----
Total Fund operating expenses (after waiver)(f)(g) ................      1.41%                2.11%                 2.11%
                                                                         ====                 ====                  ====

--------------------------------------------------------------------------------
(a) Reduced for larger purchases. Purchases of $1,000,000 or more are not subject to an initial sales charge but may be subject to a 1.0% deferred sales charge if redeemed within one year of purchase. See "Purchase and Sale of Shares--How to Buy Shares"--page 12.
(b) Class B shares automatically convert to Class A shares after eight years. See "Purchase and Sale of Shares--How to Buy Shares--Class B Shares--Deferred Sales Charge Alternative"--page 13.
(c) Reflects the agreement of Alliance to waive management fees to the extent necessary to ensure that total Fund operating expenses do not exceed the amounts shown in the table above. In the absence of such agreement, management fees would have been 0.75%.
(d) Reflects the amount to which the Principal Underwriter has currently undertaken to the Trustees to limit payments under the Fund's Class A Distribution Plan.
(e) These expenses include a transfer agency fee payable to Alliance Fund Services, Inc., an affiliate of Alliance, based on the number of shareholder accounts maintained for the Fund. The expenses shown do not reflect the application of transfer agency credits that reduce fund expenses.

(f) Reflects the agreement of Alliance to limit total Fund operating expenses. In the absence of such agreement, total Fund operating expenses would have been 1.91%, 2.61% and 2.61%, respectively, for Class A, Class B and Class C shares.
(g) The expenses shown do not reflect the application of transfer agency credits that reduce fund expenses.

Example

                                                                            Cumulative Expenses Paid for the Period of:
                                                                        ----------------------------------------------------
                                                                        1 Year       3 Years         5 Years        10 Years
                                                                        ------       -------         -------        --------
An investor would pay the following expenses on a $1,000
  investment assuming (i) a 5% annual return throughout
  the period and (ii) redemption at the end of the period:
     Class A ......................................................       $56          $85            $116           $203
     Class B ......................................................       $61          $86            $113           $225(a)
     Class C ......................................................       $31          $66            $113           $243
An investor would pay the following expenses on the same
  $1,000 investment assuming no redemption at the end of
  the period:
     Class A ......................................................       $56          $85            $116           $203
     Class B ......................................................       $21          $66            $113           $225(a)
     Class C ......................................................       $21          $66            $113           $243


--------------------------------------------------------------------------------

(a) Assumes the Class B shares converted to Class A shares after eight years. See note (b) above.

The purpose of the foregoing tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. Long-term shareholders of a Fund may pay aggregate sales charges totalling more than the economic equivalent of the maximum initial sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. See "Management of the Funds--Distribution Plans." The examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return, as mandated by regulations of the Securities and Exchange Commission (the "Commission"). The examples should not be considered a representation of future expenses; actual expenses may be greater or less than those shown. Actual return will vary.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

          Selected Data For a Share of Beneficial Interest Outstanding
                             Throughout Each Period


The information in the following tables, which pertains to the fiscal years indicated, has been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants. Their report with regard to each of the years in the five year period ended April 30, 1998, appears in the Statement of Additional Information. The following information should be read in conjunction with the financial statements and related notes which are included in the Statement of Additional Information. Further information about a Fund's performance is contained in the Trust's annual report to shareholders which may be obtained without charge by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Prospectus. Prior to July 22, 1993, Equitable Capital Management Corporation ("Equitable Capital") served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.

                                                                                 Growth Investors Fund
                                                                                        Class A
                                                      ------------------------------------------------------------------------------
                                                                                                                           May 4,
                                                      Year Ended   Year Ended    Year Ended  Year Ended   Year Ended      1992(a)
                                                       April 30,    April 30,     April 30,   April 30,   To April 30,  To April 30,
                                                         1998         1997          1996        1995          1994          1993
                                                      ----------   ----------    ----------  ----------   ------------  ------------
Net asset value, beginning of year .................   $ 13.12      $ 14.08       $ 12.08     $ 11.61       $ 11.35       $10.00
                                                       -------      -------       -------     -------       -------       ------
Income from Investment Operations:
Net investment income ..............................       .12(f)       .16(f)*       .10*        .25*          .12*         .20*
Net realized and unrealized gain on investment
  transactions .....................................      3.34          .76          2.75         .38           .39         1.43
                                                       -------      -------       -------     -------       -------       ------
Net increase in net asset value from operations ....      3.46          .92          2.85         .63           .51         1.63
                                                       -------      -------       -------     -------       -------       ------
Less: Dividends and Distributions
Dividends from net investment income ...............      (.16)        (.19)         (.26)       (.15)         (.11)        (.16)
Distributions from net realized gains ..............     (1.33)       (1.69)         (.59)       (.01)         (.14)        (.12)
                                                       -------      -------       -------     -------       -------       ------
Total dividends and distributions ..................     (1.49)       (1.88)         (.85)       (.16)         (.25)        (.28)
                                                       -------      -------       -------     -------       -------       ------
Net asset value, end of year .......................   $ 15.09      $ 13.12       $ 14.08     $ 12.08       $ 11.61       $11.35
                                                       =======      =======       =======     =======       =======       ======
Total Return
Total investment return based on net asset value(b)      27.96%        6.69%        23.87%       5.57%         4.46%       16.82%
                                                       =======      =======       =======     =======       =======       ======
Ratios/Supplemental Data:
Net assets, end of year (000's omitted) ............   $33,222      $27,453       $30,608     $22,189       $16,759        3,503
Ratios to average net assets of:
   Expenses, net of waivers/reimbursements .........      1.60%(d)     1.56%(d)      1.40%       1.40%         1.40%        1.40%(c)
   Expenses, before waivers/reimbursements .........      1.60%        1.73%         1.65%       1.97%         2.33%        4.27%(c)
   Net investment income ...........................       .81%        1.14%         2.02%       2.32%         1.67%        1.91%(c)
Portfolio turnover rate ............................       137%         133%          209%        134%           96%        114%

--------------------------------------------------------------------------------
Please refer to the footnotes on page 7.

                                                                      Growth Investors Fund
                                                                             Class B
                                   ---------------------------------------------------------------------------------------
                                                                                                                  May 4,
                                   Year Ended       Year Ended       Year Ended    Year Ended    Year Ended      1992(a)
                                    April 30,        April 30,        April 30,     April 30,     April 30,   To April 30,
                                      1998             1997             1996          1995          1994          1993
                                   ----------       ----------       ----------    ----------    ----------   ------------
Net asset value,
   beginning of year ............  $    13.11       $    14.08       $    12.09    $    11.65    $    11.41    $    10.00
                                   ----------       ----------       ----------    ----------    ----------    ----------
Income from Investment
   Operations:
Net investment income ...........         .01(f)           .06(f)*          .06*          .17*          .07*          .07*
Net realized and unrealized
   gain (loss) on investments ...        3.35              .77             2.70           .38           .37          1.45
                                   ----------       ----------       ----------    ----------    ----------    ----------
Net increase (decrease) in net
   asset value from operations ..        3.36              .83             2.76           .55           .44          1.52
                                   ----------       ----------       ----------    ----------    ----------    ----------
Less: Dividends and Distributions
Dividends from net
   investment income ............        (.02)            (.11)            (.18)         (.10)         (.06)         (.05)
Distributions from net
   realized gains ...............       (1.33)           (1.69)            (.59)         (.01)         (.14)         (.06)
                                   ----------       ----------       ----------    ----------    ----------    ----------
Total dividends and
   distributions ................       (1.35)           (1.80)             (77)         (.11)         (.20)         (.11)
                                   ----------       ----------       ----------    ----------    ----------    ----------
Net asset value, end of period ..  $    15.12       $    13.11       $    14.08    $    12.09    $    11.65    $    11.41
                                   ==========       ==========       ==========    ==========    ==========    ==========
Total Return
Total investment return based
   on net asset value(b) ........       27.04%            5.98%           23.06%         4.83%         3.84%        15.23%
                                   ==========       ==========       ==========    ==========    ==========    ==========
Ratios/Supplemental Data:
Net assets, end of
   year (000's omitted) .........  $   72,618       $   61,709       $   59,978    $   43,328    $   30,871    $    7,999
Ratios to average net assets of:
   Expenses, net of
     waivers/reimbursements .....        2.31%(d)         2.27%(d)         2.10          2.10%         2.11%         2.15%(c)
   Expenses, before
     waivers/reimbursements .....        2.31%            2.44%            2.35%         2.67%         3.00%         4.48%(c)
   Net investment income ........         .10%             .42%            1.15%         1.62%          .95%         1.07%(c)
Portfolio turnover rate .........         137%             133%             209%          134%           96%          114%

                                                                  Growth Investors Fund
                                                                       Class C
                                   -------------------------------------------------------------------------
                                                                                                  August 2,
                                   Year Ended       Year Ended       Year Ended    Year Ended      1993(e)
                                    April 30,        April 30,        April 30,     April 30,   To April 30,
                                      1998             1997             1996          1995          1994
                                   ----------       ----------       ----------    ----------   ------------
Net asset value,
   beginning of year ............  $    13.12       $    14.09       $    12.10    $    11.65    $    11.88
                                   ----------       ----------       ----------    ----------    ----------
Income from Investment
   Operations:
Net investment income ...........         .02(f)*          .06(f)*          .06*          .18*          .08*
Net realized and unrealized
   gain (loss) on investments ...        3.34              .77             2.70           .38          (.11)
                                   ----------       ----------       ----------    ----------    ----------
Net increase (decrease) in net
   asset value from operations ..        3.36              .83             2.76           .56          (.03)
                                   ----------       ----------       ----------    ----------    ----------
Less: Dividends and Distributions
Dividends from net
   investment income ............        (.02)            (.11)            (.18)         (.10)         (.06)
Distributions from net
   realized gains ...............       (1.33)           (1.69)            (.59)         (.01)         (.14)
                                   ----------       ----------       ----------    ----------    ----------
Total dividends and
   distributions ................       (1.35)           (1.80)            (.77)         (.11)         (.20)
                                   ----------       ----------       ----------    ----------    ----------
Net asset value, end of period ..  $    15.13       $    13.12       $    14.09    $    12.10    $    11.65
                                   ==========       ==========       ==========    ==========    ==========
Total Return
Total investment return based
   on net asset value(b) ........       27.02%            5.97%           23.04%         4.91%         (.26)%
                                   ==========       ==========       ==========    ==========    ==========
Ratios/Supplemental Data:
Net assets, end of
   year (000's omitted) .........  $    8,336       $    6,033       $    5,915    $    4,247    $    3,280
Ratios to average net assets of:
   Expenses, net of
     waivers/reimbursements .....        2.30%(d)         2.28(d)          2.10%         2.10%         2.10%(c)
   Expenses, before
     waivers/reimbursements .....        2.30%            2.43%            2.36%         2.66%         3.02%(c)
   Net investment income ........         .11%             .42%            1.15%         1.62%         1.04%(c)
Portfolio turnover rate .........         137%             133%             209%          134%           96%


                                                                               Conservative Investors Fund
                                                                                         Class A
                                                    -------------------------------------------------------------------------------
                                                                                                                         May 4,
                                                    Year Ended     Year Ended     Year Ended  Year Ended  Year Ended     1992(a)
                                                     April 30,      April 30,      April 30,   April 30,   April 30,   To April 30,
                                                       1998           1997           1996        1995        1994          1993
                                                    ----------     ----------     ----------  ----------  ----------   ------------
Net asset value, beginning of year ................  $  11.31       $  11.14       $  10.38    $  10.37    $  10.79      $ 10.00
                                                     --------       --------       --------    --------    --------      -------
Income from Investment Operations:
Net investment income .............................       .39(f)*        .41(f)*        .51*        .48*        .31*         .39*
Net realized and unrealized gain (loss) on
  investments transactions ........................      1.54            .46            .80        (.02)       (.26)         .82
                                                     --------       --------       --------    --------    --------      -------
Net increase in net asset value from operations ...      1.93            .87           1.31         .46         .05         1.21
                                                     --------       --------       --------    --------    --------      -------
Less: Dividends and Distributions
Dividends from net investment income ..............      (.43)          (.45)          (.55)       (.45)       (.29)        (.36)
Distributions from net realized gains .............      (.84)          (.25)           -0-         -0-        (.18)        (.06)
                                                     --------       --------       --------    --------    --------      -------
Total dividends and distributions .................     (1.27)          (.70)          (.55)       (.45)       (.47)        (.42)
                                                     --------       --------       --------    --------    --------      -------
Net asset value, end of year ......................  $  11.97       $  11.31       $  11.14    $  10.38    $  10.37      $ 10.79
                                                     ========       ========       ========    ========    ========      =======
Total Return
Total investment return based on net asset value(c)     17.87%          7.90%         12.69%       4.65%        .35%       12.25%
                                                     ========       ========       ========    ========    ========      =======
Ratios/Supplemental Data:
Net assets, end of year (000's omitted) ...........  $ 11,715       $ 11,860       $ 14,161    $ 16,105    $ 15,595      $ 5,339
Ratios to average net assets of:
   Expenses, net of waivers/reimbursements ........      1.41%(d)       1.40%(d)       1.40%       1.40%       1.40%        1.40%(c)
   Expenses, before waivers/reimbursements ........      1.91%          1.90%          1.73%       1.83%       2.03%        3.45%(c)
   Net investment income ..........................      3.33%          3.66%          4.43%       4.66%       3.43%        3.92%(c)
Portfolio turnover rate ...........................       138%           174%           267%        248%        133%          84%

--------------------------------------------------------------------------------
Please refer to the footnotes on page 7.

                                                                     Conservative Investors Fund
                                                                               Class B
                                   ---------------------------------------------------------------------------------------
                                                                                                                May 4,
                                   Year Ended       Year Ended       Year Ended    Year Ended    Year Ended     1992(a)
                                    April 30,        April 30,        April 30,     April 30,     April 30,   To April 30,
                                      1998             1997             1996          1995          1994          1993
                                   ----------       ----------       ----------    ----------    ----------   ------------
Net asset value,
   beginning of year ............  $    11.49       $    11.31       $    10.51    $    10.47    $    10.88    $    10.00
                                   ----------       ----------       ----------    ----------    ----------    ----------
Income from Investment
   Operations:
Net investment income ...........         .32(f)*          .34(f)*          .43*          .46*          .24*          .24*
Net realized and unrealized
   gain (loss) on
   investment transactions ......        1.55              .46              .82          (.02)         (.26)          .89
                                   ----------       ----------       ----------    ----------    ----------    ----------
Net increase (decrease) in net
   asset value from operations ..        1.87              .80             1.25           .44          (.02)         1.13
                                   ----------       ----------       ----------    ----------    ----------    ----------
Less: Dividends and Distributions
Dividends from net
   investment income ............        (.33)            (.37)            (.45)         (.40)         (.21)         (.22)
Distributions from net
   realized gains ...............        (.84)            (.25)             -0-           -0-          (.18)         (.03)
                                   ----------       ----------       ----------    ----------    ----------    ----------
Total dividends and
   distributions ................       (1.17)            (.62)            (.45)         (.40)         (.39)         (.25)
                                   ----------       ----------       ----------    ----------    ----------    ----------
Net asset value, end of year ....  $    12.19       $    11.49       $    11.31    $    10.51    $    10.47    $    10.88
                                   ==========       ==========       ==========    ==========    ==========    ==========
Total Return
Total investment return based
   on net asset value(c) ........       17.04%            7.10%           11.95%         3.91%         (.31)%       11.39%
                                   ==========       ==========       ==========    ==========    ==========    ==========
Ratios/Supplemental Data:
Net assets, end of
   year (000's omitted) .........  $   28,432       $   28,037       $   31,979    $   30,542    $   29,697    $    9,210
Ratios to average net assets of:
   Expenses, net of
     waivers/reimbursements .....        2.11%(d)         2.10%(d)         2.10%         2.10%         2.11%         2.15%(c)
   Expenses, before
     waivers/reimbursements .....        2.61%            2.61%            2.44%         2.52%         2.73%         3.95%(c)
   Net investment income ........        2.63%            2.96%            3.72%         3.96%         2.72%         3.06%(c)
Portfolio turnover rate .........         138%             174%             267%          248%          133%           84%

                                                              Conservative Investors Fund
                                                                       Class C
                                   -------------------------------------------------------------------------
                                                                                                 August 2,
                                   Year Ended       Year Ended       Year Ended    Year Ended     1993(e)
                                    April 30,        April 30,        April 30,     April 30,   To April 30,
                                      1998             1997             1996          1995          1994
                                   ----------       ----------       ----------    ----------   ------------
Net asset value,
   beginning of year ............  $    11.49       $    11.31       $    10.52    $    10.47    $    11.12
                                   ----------       ----------       ----------    ----------    ----------
Income from Investment
   Operations:
Net investment income ...........         .32(f)*          .34(f)*          .41*          .46*          .18*
Net realized and unrealized
   gain (loss) on
   investment transactions ......        1.55              .46              .83          (.01)         (.50)
                                   ----------       ----------       ----------    ----------    ----------
Net increase (decrease) in net
   asset value from operations ..        1.87              .80             1.24           .45          (.32)
                                   ----------       ----------       ----------    ----------    ----------
Less: Dividends and Distributions
Dividends from net
   investment income ............        (.33)            (.37)            (.45)         (.40)         (.15)
Distributions from net
   realized gains ...............        (.84)            (.25)             -0-           -0-          (.18)
                                   ----------       ----------       ----------    ----------    ----------
Total dividends and
   distributions ................       (1.17)            (.62)            (.45)         (.40)         (.33)
                                   ----------       ----------       ----------    ----------    ----------
Net asset value, end of year ....  $    12.19       $    11.49       $    11.31    $    10.52    $    10.47
                                   ==========       ==========       ==========    ==========    ==========
Total Return
Total investment return based
   on net asset value(c) ........       17.04%            7.10%           11.84%         4.01%        (2.98)%
                                   ==========       ==========       ==========    ==========    ==========
Ratios/Supplemental Data:
Net assets, end of
   year (000's omitted) .........  $    4,162       $    4,150       $    5,326    $    4,419    $    4,375
Ratios to average net assets of:
   Expenses, net of
     waivers/reimbursements .....        2.11%(d)         2.10%(d)         2.10%         2.10%         2.10%(f)
   Expenses, before
     waivers/reimbursements .....        2.61%            2.60%            2.45%         2.52%         2.69%(f)
   Net investment income ........        2.63%            2.96%            3.71%         3.97%         2.94%(f)
Portfolio turnover rate .........         138%             174%             267%          248%          133%

--------------------------------------------------------------------------------
*    Net of fee waived and expenses reimbursed by Alliance.
(a)  Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
(c)  Annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the year ended April 30, 1998 and the year ended April 30, 1997, the ratios of expense net of waivers/reimbursements, giving effect to the expense offset arrangements, would have been 1.59%, 2.29% and 2.29% and 1.55%, 2.26% and 2.26% for Class A, B and C shares of the Growth Investors Fund, respectively, and 1.40%, 2.10% and 2.10% and 1.40%, 2.10% and 2.10% for Class A, B and C shares of the Conservative Investors Fund, respectively.
(e)  Commencement of distribution.
(f)  Based on average shares outstanding.

--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------

Except for certain investment restrictions designated as fundamental in this Prospectus and the Statement of Additional Information, the investment objectives and policies of the Funds are not fundamental policies and may be changed by the Trustees without shareholder approval. However, the Trust will give shareholders contemporaneous notice of any change in a Fund's investment objective. There can be, of course, no assurance that the Funds will achieve their investment objectives.

INVESTMENT OBJECTIVES AND POLICIES

General. The Conservative Investors and Growth Investors Funds invest in a variety of fixed-income securities, money market instruments and equity securities, each pursuant to a different asset allocation strategy, as described below. The term "asset allocation" is used to describe the process of shifting assets among discrete categories of investments in an effort to adjust risk while producing desired return objectives. Portfolio management, therefore, will consist not only of selecting specific securities but also of setting, monitoring and changing, when necessary, the asset mix.

Each Fund has been designed with a view toward a particular "investor profile." The "conservative investor" has a relatively short-term investment bias, either because of a limited tolerance for market volatility or a short investment horizon. This investor is averse to taking risks that may result in principal loss, even though such aversion may reduce the potential for higher long-term gains and result in lower performance during periods of equity market strength. Consequently, the asset mix for the Conservative Investors Fund attempts to reduce volatility while providing modest upside potential. The "growth investor" has a longer-term investment horizon and is therefore willing to take more risks in an attempt to achieve long-term growth of principal. This investor wishes, in effect, to be risk conscious without being risk averse. The asset mix for the Growth Investors Fund is therefore intended to provide for upside potential without excessive volatility.

Alliance has established an asset allocation committee (the "Committee"), which is responsible for setting and continually reviewing the asset mix ranges of each Fund. The Committee generally meets at least twice each month. Under normal market conditions, the Committee is expected to change allocation ranges approximately three to five times per year. However, the Committee has broad latitude to establish the frequency, as well as the magnitude, of allocation changes within the guidelines established for each Fund. During periods of severe market disruption, allocation ranges may change frequently. It is also possible that in periods of stable and consistent outlook no change will be made. The Committee's decisions are based on and may be limited by a variety of factors, including liquidity, portfolio size, tax consequences and general market conditions, always within the context of the appropriate investor profile for each Fund. Consequently, asset mix decisions for the Conservative Investors Fund principally emphasize risk assessment of each asset class viewed over the shorter term, while decisions for the Growth Investors Fund are principally based on an assessment of the longer term total return potential for each asset class.

The Funds are permitted to use a variety of hedging techniques to attempt to reduce market, interest rate and currency risks.

INVESTMENT POLICIES OF THE CONSERVATIVE INVESTORS FUND

The investment objective of the Conservative Investors Fund is to achieve a high total return without, in the view of Alliance, undue risk to principal. The Conservative Investors Fund attempts to achieve its investment objective by allocating varying portions of its assets among investment grade, publicly traded fixed-income securities, money market instruments and publicly traded common stocks and other equity securities of U.S. and non-U.S. issuers.

All fixed-income securities owned by the Fund will be of investment grade at the time of purchase. This means that they will be in one of the top four rating categories assigned by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Rating Co. ("Duff & Phelps") or Fitch Investors Service, L.P. ("Fitch"), or will be unrated securities of comparable quality as determined by Alliance. Securities in the fourth such rating category (rated BBB by S&P, Duff & Phelps or Fitch, or Baa by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities. In the event that the rating of any security held by the Conservative Investors Fund falls below investment grade (or, in the case of an unrated security, Alliance determines that it is no longer of investment grade), the Fund will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of Alliance, such investment is appropriate under the circumstances. For a description of the ratings referred to above, see Appendix A.

Equity securities invested in by the Conservative Investors Fund will consist of common stocks and securities convertible into common stocks, such as convertible bonds, convertible preferred stocks and warrants, issued by companies with a favorable outlook for earnings and whose rate of growth Alliance expects to exceed that of the U.S. economy over time.

The Conservative Investors Fund will at all times hold at least 40% of its total assets in investment grade fixed-income securities, each having a duration less than that of a 10-year Treasury bond (the "Fixed Income Core"). The duration of a fixed-income security is the weighted average maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.

The Conservative Investors Fund is generally expected to hold approximately 70% of its total assets in fixed-income securities (including the Fixed Income Core, cash and money market instruments) and 30% in equity securities. Actual asset mixes will be adjusted in response to economic and credit market cycles. The fixed-income asset class will always comprise at least 50%, but never more than 90%, of the Fund's total assets. The equity class will always comprise at least 10%, but never more than 50%, of the Fund's total assets. For temporary defensive purposes, the Fund may invest without limit in money market instruments.

INVESTMENT POLICIES OF THE GROWTH INVESTORS FUND

The investment objective of the Growth Investors Fund is to achieve the highest total return consistent with Alliance's determination of reasonable risk. The Fund attempts to achieve its investment objective by allocating varying portions of its assets among a number of asset classes. Equity investments will include publicly traded common stocks and other equity securities of the type in which the Conservative Investors Fund may invest, but may also include equity securities issued by intermediate- and small-sized companies with favorable growth prospects, companies in cyclical industries, companies whose securities are, in the opinion of Alliance, temporarily undervalued, companies in special situations and less widely known companies. Fixed-income investments will include investment grade fixed-income securities (including cash and money market instruments) and may include securities that are rated in the lower rating categories by recognized ratings agencies (i.e., BB or lower by S&P, Duff & Phelps or Fitch or Ba or lower by Moody's) or that are unrated but determined by Alliance to be of comparable quality. Lower rated fixed-income securities generally provide greater current income than higher rated fixed-income securities, but are subject to greater credit and market risk. The Fund will not invest more than 25% of its total assets in securities rated at the time of purchase below investment grade, that is, securities rated BB or lower by S&P or Ba or lower by Moody's, or in unrated securities deemed to be of comparable quality at the time of purchase by Alliance. For a description of the ratings referred to above, see Appendix A. For more information about the risks associated with investment in lower rated securities, see "High-Yield Securities" below.

The Growth Investors Fund will at all times hold at least 40% of its total assets in publicly traded common stocks and other equity securities of the type purchased by the Conservative Investors Fund (the "Equity Core"). The Growth Investors Fund is generally expected to hold approximately 70% of its total assets in equity securities (including the Equity Core) and 30% in fixed-income securities (including cash and money market instruments). Actual asset mixes will be adjusted in response to economic and credit market cycles. The fixed-income asset class will always comprise at least 10%, but never more than 60%, of the Fund's total assets. The equity class will always comprise at least 40%, but never more than 90%, of the Fund's total assets. For temporary defensive purposes, the Fund may invest without limit in money market instruments.

ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES APPLICABLE TO THE FUNDS

Foreign Securities. Each Fund may invest without limit in securities of foreign issuers and securities which are not publicly traded in the United States, although the Conservative Investors Fund generally will not invest more than 15% of its total assets, and the Growth Investors Fund generally will not invest more than 30% of its total assets, in such securities. Such securities may involve certain special risks due to foreign economic, political, diplomatic and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage and costs), expropriation or nationalization of assets, confiscatory taxation, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets, and foreign securities markets may be subject to less regulation than U.S. securities markets. The laws of some foreign countries may limit the Funds' ability to invest in certain issuers located in those countries. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations that apply to securities of foreign issuers and securities principally traded overseas. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Funds' assets held abroad) and expenses not present in the settlement of domestic investments.

The Growth Investors Fund may invest a portion of its assets in developing countries or in countries with new or developing capital markets. The risks noted above are generally increased with respect to these investments. These countries may have relatively unstable governments, economies based on only a few industries or securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss.

The value of foreign investments measured in U.S. dollars will rise or fall because of decreases or increases, respectively, in the value of the U.S. dollar in comparison to the value of the currency in which the foreign investment is denominated. The Funds may buy or sell foreign currencies, options on foreign currencies, foreign currency futures contracts (and related options) and deal in forward foreign currency exchange contracts in connection with the purchase and sale of foreign investments. See the Statement of Additional Information.

Non-Publicly Traded Securities. Each Fund may invest in securities that are not publicly traded, including securities sold pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"). The sale of these securities is usually restricted under Federal securities laws, and market quotations may not be readily available. As a result, a Fund may not be able to sell these securities (other than Rule 144A Securities) unless they are registered under applicable Federal and state securities laws, or may be able to sell them only at less than fair market value. Investment in these securities is restricted to 5% of a Fund's total assets (not including for these purposes Rule 144A Securities, to the extent permitted by applicable law) and is also subject to the Funds' restriction against investing more than 15% of total assets in "illiquid" securities. To the extent permitted by applicable law, Rule 144A Securities will not be treated as "illiquid" for purposes of the foregoing restriction so long as such securities meet liquidity guidelines established by the Trust's Board of Trustees. For additional information see the Statement of Additional Information.

Mortgage-Backed Securities. Each Fund may invest in mortgage-backed securities, including collateralized mortgage obligations or "CMOs." Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed security. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. During periods of declining interest rates, such prepayments can be expected to accelerate and the Funds would be required to reinvest the proceeds at the lower interest rates then available. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of the securities, subjecting them to a greater risk of decline in market value in response to rising interest rates. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

The Funds may also invest in derivative instruments, including certificates representing rights to receive payments of the interest only or principal only of mortgage-backed securities ("IO/PO Strips"). These securities may be more volatile than other types of securities. IO Strips involve the additional risk of loss of the entire remaining value of the investment if the underlying mortgages are prepaid.

Adjustable Rate Securities. Each Fund may invest in adjustable rate securities. Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rate on adjustable rate securities may lag behind changes in prevailing market interest rates. Also, some adjustable rate securities (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security.

Asset-Backed Securities. Each Fund may invest in asset- backed securities, which represent fractional interests in pools of leases, retail installment loans or revolving credit receivables, both secured and unsecured. These assets are generally held by a trust. Payments of principal and interest or interest only are passed through to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective and policies, each of the Funds may invest in other asset-backed securities that may be developed in the future.

High-Yield Securities. The Growth Investors Fund may invest in high-yield, high-risk, fixed-income and convertible securities rated at the time of purchase Ba or lower by Moody's or BB or lower by S&P, Duff &Phelps or Fitch, or, if unrated, judged by Alliance to be of comparable quality ("High-Yield Securities"). The Growth Investors Fund will generally invest in securities rated at the time of purchase at least Caa- by Moody's or CCC- by S&P, Duff &Phelps or Fitch, or in unrated securities judged by Alliance to be of comparable quality at the time of purchase. However, from time to time, the Fund may invest in securities rated in the lowest grades of Moody's, S&P, Duff &Phelps or Fitch, or in unrated securities judged by Alliance to be of comparable quality, if Alliance determines that there are prospects for an upgrade or a favorable conversion into equity securities (in the case of convertible securities). Securities rated Ba or BB or lower (and comparable unrated securities) are commonly referred to as "junk bonds." Securities rated D by S&P are in default. For the fiscal year ended April 30, 1998, the percentages of the Growth Investors Fund's assets invested in securities rated (or considered by Alliance to be of equivalent quality to securities rated) in particular rating categories were: 14.0% in AAA and above; 0.44% in AA; 0.52% in A; 0.53% in BBB; 0.67% in BB; and 0.20% in B. The Fund did not invest in securities rated below B by each of Moody's, S&P, Duff & Phelps and Fitch or, if not rated, considered by Alliance to be of equivalent quality to securities so rated. For the fiscal year ended April 30, 1998, the Conservative Investors Fund did not invest in High-Yield Securities.

As with other fixed-income securities, High-Yield Securities are subject to credit risk and market risk and their yields may fluctuate. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. High-Yield Securities are subject to greater credit risk (and potentially greater incidence of default) than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of High-Yield Securities are generally subject to greater market risk, and therefore react more sharply to changes in interest rates. The value and liquidity of High-Yield Securities may be diminished by adverse publicity or investor perceptions.

Because High-Yield Securities are frequently traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Growth Investors Fund to sell High-Yield Securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited. Thinly traded High-Yield Securities may be more difficult to value accurately for the purpose of determining the Fund's net asset value. In addition, the values of such securities may be more volatile.

Some High-Yield Securities in which the Growth Investors Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by Moody's, S&P, Duff & Phelps and Fitch, a description of which is included as Appendix A, are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of High-Yield Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, Alliance conducts its own independent credit analysis of High-Yield Securities. When the Growth Investors Fund invests in securities in the lower rating categories, the achievement of the Fund's goals is more dependent on Alliance's ability than would be the case if the Fund were investing in higher-rated securities.

In the event that the credit rating of a High-Yield Security held by the Growth Investors Fund falls below its rating at the time of purchase (or, in the case of unrated securities, Alliance determines that the quality of such security has deteriorated since purchased by the Fund), the Fund will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of Alliance, such investment is appropriate under the circumstances.

Securities rated Baa by Moody's or BBB by S&P, Duff & Phelps or Fitch or judged by the Advisor to be of comparable quality share some of the speculative characteristics of the High-Yield Securities described above.

Convertible Securities. Each Fund may invest in convertible securities. These securities normally provide a yield that is higher than that of the underlying stock but lower than that of a fixed-income security without the conversion feature. Also, the price of the convertible security will normally vary to some degree with changes in the price of the underlying stock. In addition, the price of the convertible security will also generally vary to some degree inversely with interest rates. Convertible debt securities that are rated below BBB (S&P) or Baa (Moody's) or comparable unrated securities as determined by Alliance may share some or all of the risks of High-Yield Securities. For a description of these risks, see "High-Yield Securities" above.

Equity-Linked Debt Securities. Equity-linked debt securities are securities with respect to which the amount of interest and/or principal that the issuer thereof is obligated to pay is linked to the performance of a specified index of equity securities. Such amount may be significantly greater or less than payment obligations in respect of other types of debt securities. Adverse changes in equity securities indices and other adverse changes in the securities markets may reduce payments made under, and/or the principal of, equity-linked debt securities held by a Fund. Furthermore, as with any debt securities, the values of equity-linked debt securities will generally vary inversely with changes in interest rates. A Fund's ability to dispose of equity-linked debt securities will depend on the availability of liquid markets for such securities. Investment in equity-linked debt securities may be considered to be speculative. As with other securities, a Fund could lose its entire investment in equity-linked debt securities.

Zero-Coupon and Payment-in-Kind Bonds. The Funds may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently in cash. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. Even though such bonds do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required to liquidate other investments in order to satisfy its dividend requirements at times when Alliance would not otherwise deem it advisable to do so.

Futures and Related Options. Each Fund may buy and sell stock index futures contracts ("index futures") and may buy options on index futures for hedging purposes and may buy and sell options on stock indices for hedging purposes or to earn additional income. The Funds may also, for hedging purposes, purchase and sell futures contracts, options thereon and options with respect to U.S. Treasury securities, including U.S. Treasury bills, notes and bonds.

The use of futures and options involves certain special risks. Futures and options transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying stock index or security or of the securities in a Fund's portfolio that are the subject of a hedge. The successful use of the strategies described above further depends on Alliance's ability to forecast market movements correctly. Other risks arise from a Fund's potential inability to close out its futures or options positions. In addition there can be no assurance that a liquid secondary market will exist for any future or option at any particular time. Certain regulatory requirements may limit the Funds' ability to engage in futures and options transactions. A more detailed explanation of futures and options transactions, including the risks associated with them, is included in the Statement of Additional Information.

Options. A Fund may seek to increase current return by writing covered call and put options on securities it owns or in which it may invest. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. When the Fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, the Fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. A Fund may also buy and sell put and call options for hedging purposes. A Fund may also from time to time buy and sell combinations of put and call options on the same underlying security to earn additional income. A Fund's use of these strategies may be limited by applicable law.

Securities Loans, Repurchase Agreements and Forward Commitments. Each Fund may lend portfolio securities amounting to not more than 25% of its total assets and may enter into repurchase agreements on up to 25% of its total assets. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. Each Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

Portfolio Management. Alliance manages each Fund's portfolio by buying and selling securities to help attain its investment objective. The portfolio turnover rate for each Fund is included under "Financial Highlights." A high portfolio turnover rate will involve greater costs to a Fund (including brokerage commissions and transaction costs) and may also result in the realization of taxable capital gains, including short-term capital gains taxable at ordinary income rates. See "Dividends, Distributions and Taxes" below and "Portfolio Transactions" in the Statement of Additional Information.

Certain Fundamental Investment Policies. The Funds have adopted certain fundamental investment policies which may not be changed without shareholder approval, including policies which provide that each Fund may not: (i) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities and repurchase agreements relating thereto), although up to 25% of a Fund's total assets may be invested without regard to this restriction; or (ii) invest 25% or more of its total assets in the securities of any one industry. Additional investment policies and restrictions are discussed in the Statement of Additional Information.


--------------------------------------------------------------------------------
                                PURCHASE AND SALE
--------------------------------------------------------------------------------
                                    OF SHARES
--------------------------------------------------------------------------------


HOW TO BUY SHARES

You can purchase shares at a price based on the next calculated net asset value after receipt of a proper purchase order either through broker-dealers, banks or other financial intermediaries, or directly through Alliance Fund Distributors, Inc. ("AFD"), each Fund's principal underwriter. The minimum initial investment is $250. The minimum for subsequent investments is $50. Investments of $25 or more are allowed under the automatic investment program. Share certificates are issued only upon request. See the Statement of Additional Information and the Subscription Application for more information.

Existing shareholders may make subsequent purchases by electronic funds transfer if they have completed the appropriate section of the Subscription Application or the Shareholder Options form obtained from Alliance Fund Services, Inc. ("AFS"). Telephone purchase orders can be made by calling (800) 221-5672 and may not exceed $500,000.

The Funds offer the following classes of shares:

Class A Shares--Initial Sales Charge Alternative

You can purchase Class A shares at net asset value plus an initial sales charge, as follows:

                              Initial Sales Charge

                              as % of                           Commission to
                            Net Amount         as % of        Dealer/Agent as %
Amount Purchased             Invested      Offering Price     of Offering Price
--------------------------------------------------------------------------------
 Less than $100,000             4.44%          4.25%                4.00%
--------------------------------------------------------------------------------
 $100,000 to less
 than $250,000                  3.36           3.25                 3.00
--------------------------------------------------------------------------------
 $250,000 to less
 than $500,000                  2.30           2.25                 2.00
--------------------------------------------------------------------------------
 $500,000 to less
 than $1,000,000                1.78           1.75                 1.50
--------------------------------------------------------------------------------

On purchases of $1,000,000 or more, you pay no initial sales charge but may pay a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if you redeem within one year; Alliance may pay the dealer or agent a fee of up to 1% of the dollar amount purchased. Certain purchases of Class A shares may qualify for reduced or eliminated sales charges in accordance with the Funds' Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention, Privilege for Certain Retirement Plans, Reinstatement Privilege and Sales at Net Asset Value programs. Consult the Application and the Statement of Additional Information.

Class B Shares--Deferred Sales Charge Alternative

You can purchase Class B shares at net asset value without an initial sales charge. A Fund will thus receive the full amount of your purchase. However, you may pay a CDSC if you redeem shares within four years after purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the purchase of the Class B shares until the redemption of those shares, as follows:


   Year Since Purchase                            CDSC
--------------------------------------------------------------------------------
          First                                    4%
          Second                                   3%
          Third                                    2%
          Fourth                                   1%
          Thereafter                              None

Class B shares are subject to higher distribution fees than Class A shares for a period of eight years (at which time they convert to Class A shares). Because of these higher fees, Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

Class C Shares--Asset-Based Sales Charge Alternative

You can purchase Class C shares at net asset value without any initial sales charge. The Fund will thus receive the full amount of your purchase, and, if you hold your shares for one year or more, you will receive the entire net asset value of your shares upon redemption. Class C shares incur higher distribution fees than Class A shares and do not convert to any other class of shares of the Fund. Because of these higher fees, Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

Class C shares redeemed within one year of purchase will be subject to a CDSC equal to 1.0% of the lesser of their original cost or net asset value at the time of redemption.

Application of the CDSC

Shares obtained from dividend or distribution reinvestment are not subject to any CDSC. The CDSC is deducted from the amount of the redemption and is paid to AFD. The CDSC will be waived on redemptions of shares following the death or disability of a shareholder, to meet the requirements of certain qualified retirement plans or pursuant to a monthly, bimonthly or quarterly systematic withdrawal plan. See the Statement of Additional Information.

How The Funds Value Their Shares

The net asset value of each Class of shares of a Fund is calculated by dividing the value of the Fund's net assets allocable to that Class by the outstanding shares of that Class. Shares are valued each day the New York Stock Exchange ("Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The portfolio securities of a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, by such other methods as the Trustees believe would accurately reflect fair market value.

Employee Benefit Plans

Certain employee benefit plans, including employer-sponsored tax-qualified 401(k) plans and other defined contribution retirement plans ("Employee Benefit Plans"), may establish requirements as to the purchase, sale or exchange of shares of the Funds, including maximum and minimum initial investment requirements, that are different from those described in this Prospectus. Employee Benefit Plans may also not offer all classes of shares of the Funds. In order to enable participants investing through Employee Benefit Plans to purchase shares of the Funds, the maximum and minimum investment amounts may be different for shares purchased through Employee Benefit Plans from those described in this Prospectus. In addition, the Class A, Class B, and Class C CDSC may be waived for investments made through Employee Benefit Plans.

General

The decision as to which Class is most beneficial to you depends on the amount and intended length of your investment. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares because 100% of your purchase is invested immediately. If you are unsure of the length of your investment, you might consider Class C shares because there is no initial or, after one year, contingent deferred sales charge. Consult your financial agent. There is no size limit on purchases of Class A shares. The maximum purchase of Class B shares is $250,000. The maximum purchase of Class C shares is $1,000,000. A Fund may refuse any order to purchase shares.

In addition to the discount or commission paid to dealers or agents, AFD from time to time pays additional cash or other incentives to dealers or agents, including EQ Financial Consultants Inc., an affiliate of AFD, in connection with the sale of shares of the Funds. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers or agents, to provide additional compensation to registered representatives who sell shares of the Funds. On some occasions, such cash or other incentives will be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other Alliance Mutual Funds during a specific period of time. Such incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer or agent and their immediate family members to urban or resort locations within or outside the United States. Such dealer or agent may elect to receive cash incentives of equivalent amount in lieu of such payments.

HOW TO SELL SHARES

You may "redeem," i.e., sell your shares to a Fund, on any day the Exchange is open, either directly or though your financial intermediary. The price you will receive is the net asset value (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days).

Selling Shares Through Your Broker

Your broker must receive your request before 4:00 p.m. Eastern time and your broker must transmit your request to the Fund by 5:00 p.m. Eastern time to receive that day's net asset value (less any applicable CDSC). Your broker is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Selling Shares Directly to a Fund

Send a signed letter of instruction or stock power form to AFS along with certificates, if any, that represent the shares you want to sell. For your protection, signatures must be guaranteed by a bank, a member firm of a national stock exchange or other eligible guarantor institution. Stock power forms are available from your financial intermediary, AFS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, representatives, fiduciaries and surviving joint owners. For details contact:

                          Alliance Fund Services, Inc.
                                  P.O. Box 1520
                             Secaucus, NJ 07096-1520
                                 1-800-221-5672

Alternatively, a request for redemption of shares for which no stock certificates have been issued can also be made by telephone to (800) 221-5672. Telephone redemption requests must be made by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value, and generally may be made only once in any 30-day period. A shareholder who has completed the Shareholder Options form obtained from AFS, can elect to have the proceeds of his or her redemption sent to his or her bank via an electronic funds transfer. Proceeds of telephone redemptions also may be sent by check to a shareholder's address of record. Redemption requests by electronic funds transfer may not exceed $100,000 and redemption requests by check may not exceed $50,000. Telephone redemption is not available for shares held in nominee or street name accounts or retirement plan accounts or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

General

The sale of shares is a taxable transaction for Federal tax purposes. Under unusual circumstances, the Funds may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities law. The Funds reserve the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice before the account is closed and may make additional purchases during that time to prevent the closing of the account.

SHAREHOLDER SERVICES

AFS offers a variety of shareholder services. For more information about these services or your account, call AFS's toll-free number, 800-221-5672. Some services are described in the attached Application. A shareholder's manual explaining all available services will be provided upon request. To request a shareholder's manual, call 800-227-4618.

During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephonic requests to purchase, sell or exchange shares. AFS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephonic requests.
The telephone service may be suspended or terminated at any time without notice.

HOW TO EXCHANGE SHARES

You may exchange your investment in any Fund for shares of the same class of other Alliance Mutual Funds (which include AFD Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the net asset values next determined, without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by AFS by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value.

Shares will continue to age without regard to exchanges for purposes of determining the CDSC, if any, upon redemption and, in the case of Class B shares, conversion to Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the Alliance Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

Please read carefully the prospectus of the fund into which you are exchanging before submitting the request. Call AFS at 800-221-5672 to exchange by telephone shares not in certificate form. An exchange is a taxable capital transaction for Federal tax purposes. The exchange service may be changed, suspended, or terminated on 60 days' written notice.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ADVISER

Alliance, which is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York

10105, has been retained under an investment advisory contract (the "Investment Advisory Contract") to provide investment advice and, in general, to conduct the management and investment programs of each Fund subject to the general supervision and control of the Trustees of the Trust. Nicholas D.P. Carn is the person principally responsible for the day-to-day management of each Fund's portfolio. Mr. Carn has been a Vice President of Alliance Capital Management Corporation since 1997. Prior thereto, he was Chief Investment Officer and Portfolio Manager of Draycott Partners.

Alliance is a leading international investment manager supervising client accounts with assets as of June 30, 1998 totalling more than $262 billion (of which more than $107 billion represents the assets of investment companies). Alliance's clients are primarily major corporate employee benefit plans, public employee retirement plans, insurance companies, banks, foundations and endowment funds. The 58 registered investment companies managed by Alliance comprising more than 123 separate investment portfolios currently have nearly three million shareholder accounts. As of June 30, 1998, Alliance was retained as an investment manager of employee benefit fund assets for 32 of the Fortune 100 companies.

Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, ("Equitable"), one of the largest life insurance companies in the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA is set forth in the Statement of Additional Information under "Management of the Funds."

Alliance provides investment advisory, administrative and clerical services, office space, and order placement facilities for each Fund and pays all compensation of the Trustees and officers of the Trust who are affiliated persons of Alliance. For its services, Alliance is entitled to receive a monthly fee from each Fund at an annual rate of 0.75% of such Fund's average daily net assets. However, Alliance has voluntarily agreed to waive its fees and bear certain expenses so that total expenses (after giving effect to an expense offset arrangement with the transfer agent) of the Conservative Investors Fund do not exceed on an annual basis 1.40%, 2.10% and 2.10% of average net assets, respectively, for the Class A, Class B and Class C shares.

DISTRIBUTION PLANS

Rule 12b-1 adopted by the Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Trust has adopted a plan for each class of shares pursuant to Rule 12b-1 (each a "Plan" and collectively the "Plans"). Pursuant to the Plans, each Fund pays AFD a Rule 12b-1 distribution services fee, which may not exceed an annual rate of .50% of the Fund's aggregate average daily net assets attributable to the Class A shares, 1.00% of the Fund's aggregate average daily net assets attributable to the Class B shares and 1.00% of the Fund's aggregate average daily net assets attributable to the Class C shares, to compensate AFD for distribution services. The Trustees currently limit payments under the Class A Plan to .30% of each Fund's aggregate average daily net assets attributable to Class A shares. The Plans provide that a portion of the distribution services fee, in an amount not to exceed .25%, constitutes a service fee that AFD will use for personal service and/or the maintenance of shareholder accounts.

Each Plan provides that AFD will use the distribution services fee received from a Fund for payments (i) to compensate broker-dealers or other persons for providing distribution assistance, (ii) to otherwise promote the sale of shares of that Fund and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to that Fund's shareholders. In this regard, some payments under the Plans are used to compensate financial intermediaries with trail or maintenance commissions in an amount equal to .25%, annualized, with respect to Class A shares and Class B shares, and 1.00%, annualized, with respect to Class C shares, of the assets maintained in a Fund by their customers. Distribution services fees are accrued daily and paid monthly, and are charged as expenses of the Fund when accrued. The Plans also provide that Alliance may use its own resources to finance the distribution of the Funds' shares.

The Funds are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to AFD under the Plans is to compensate AFD for its distribution services with respect to the sale of the Funds' shares. Since AFD's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plans during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Funds to AFD with respect to the relevant class and (ii) the Funds would not be obligated to pay AFD for any amounts expended by AFD not previously recovered by AFD from distribution services fees in respect of shares of such class or, in the case of Class B shares, recovered through deferred sales charges. Unreimbursed distribution expenses incurred as of April 30, 1998 with respect to the Class B shares of the Conservative Investors Fund amounted to approximately $2,097,172, or approximately 7.38% of the net assets represented by Class B shares on that date. Unreimbursed distribution expenses incurred as of April 30, 1998 with respect to the Class C shares of the Conservative Investors Fund amounted to approximately $460,892, or approximately 11.08% of the net assets represented by Class C shares on that date. Unreimbursed distribution expenses incurred as of April 30, 1998 with respect to the Class B shares of the Growth Investors Fund amounted to approximately $2,656,454, or approximately 3.66% of the net assets represented by Class B shares on that date. Unreimbursed distribution expenses incurred as of April 30, 1998 with respect to the Class C shares of the Growth Investors Fund amounted to approximately $405,695, or approximately 4.87% of the net assets represented by Class C shares on that date.

The Plans are in compliance with rules of the National Association of Securities Dealers, Inc. (the "NASD") which effectively limit the annual asset-based sales charges and service fees that a mutual fund may impose on a class of shares to
 .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all initial, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.

The Glass-Steagall Act and other applicable laws may limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Trust's management, based on the advice of counsel, these laws do not prohibit such depository institutions from providing services for investment companies such as the administrative, accounting and other services referred to above. In the event that a change in these laws prevented a bank from providing such services, it is expected that other service arrangements would be made and that shareholders would not be adversely affected.


--------------------------------------------------------------------------------
                            DIVIDENDS, DISTRIBUTIONS
--------------------------------------------------------------------------------
                                    AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

If you receive an income dividend or capital gains distribution in cash from a Fund, you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of the Fund without charge by returning to Alliance, with appropriate instructions, the check representing such dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of the Fund.

It is the intention of the Conservative Investors Fund to distribute net investment income quarterly and any net realized capital gains at least annually. It is the intention of the Growth Investors Fund to distribute any net investment income and any net realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small. Distributions from net capital gains are made after applying any available loss carryovers.

TAXES

Each Fund intends to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. So long as a Fund distributes at least 90% of its income, qualification as a regulated investment company relieves that Fund of Federal income taxes on that part of its taxable income, including net capital gains, which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by the Fund. A corporation's dividends-received deduction will be disallowed with respect to a dividend unless the corporation holds shares in the Fund (without protection from risk of loss) on the ex-dividend date and for at least 45 more days during the 90-day period surrounding the ex-dividend date. Furthermore, the dividends-received deduction will be disallowed to the extent that a corporation's investment in shares of a Fund is financed with indebtedness.

Distributions of net capital gains (i.e., the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain (generally taxed at a 20% tax rate for noncorporate shareholders) regardless of how long the shareholder has held Fund shares. Some 1998 distributions of gain realized in 1997 may be subject to tax at a 28% rate.

Under current federal tax law, the amount of an income dividend or capital gains distribution declared by a Fund during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

Any dividend or distribution received by a shareholder on shares of a Fund will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. Any loss realized on the sale of shares held six months or less will be a long-term capital loss to the extent of any capital gain distributions received by the shareholder with respect to such shares.

A dividend or capital gains distribution with respect to shares of a Fund held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

PORTFOLIO TRANSACTIONS

Consistent with the Conduct Rules of the NASD, and subject to seeking best price and execution, the Trust may consider sales of shares of the Funds as a factor in the selection of dealers to enter into portfolio transactions with the Funds.

ORGANIZATION

The Trust is a Massachusetts business trust organized on March 26, 1987. Prior to August 2, 1993, the Trust was known as The Equitable Funds, and the Growth Investors Fund and the Conservative Investors Fund were known as The Equitable Growth Investors Fund and The Equitable Conservative Investors Fund, respectively.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares which, in turn, may be subdivided into an unlimited number of classes of shares. The Trust currently consists of five series of shares, two of which represent the Funds. Each Fund is divided into classes of shares, three of which, designated Class A shares, Class B shares and Class C shares, are offered by this Prospectus. The Trustees may, subject to any required approvals by the Commission, further divide each series into additional classes of shares which may be sold under conditions or with charges varying from those of the present classes of shares of each series. In addition, upon approval by the Commission, fees and expenses other than those described above may be allocated to any class of a series' shares.

Shareholders are entitled to one vote for each share held and to vote in the election of Trustees and the termination of the Trust and on other matters submitted to meetings of shareholders. Shareholders of a series or a class thereof are entitled to vote only on matters which affect that series or that class, and shareholders of the series or a particular class of shares of the series which are affected generally vote together as a single class. The Trust is not required and does not presently intend to hold annual meetings of its shareholders for election of Trustees and ratification of the selection of auditors. Shareholders may remove Trustees from office by votes cast in person or by proxy at a meeting of shareholders or by written consent. The shares of each Fund are freely transferable, are entitled to distributions from the assets of the relevant Fund as declared by the Trustees, and, if a Fund were liquidated, would receive the net assets of the Fund attributable to the relevant class. The Trust may suspend the sale of shares of any Fund or class thereof at any time and may refuse any order to purchase shares.

Shareholders could, under certain circumstances, be held personally liable for obligations of the Trust. However, the risk of a shareholder incurring financial loss on account of such liability is considered remote since it may arise only in very limited circumstances. See "Shareholder and Trustee Liability" under "General Information" in the Statement of Additional Information.

REGISTRAR, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

AFS, an indirect wholly-owned subsidiary of Alliance, located at 500 Plaza Drive, Secaucus, New Jersey 07094, is the Trust's registrar, transfer agent and dividend-disbursing agent for a fee based upon a dollar amount (determined by reference to the total number of shareholder accounts for all Alliance funds in the Fund's broad investment category) charged to the Fund for each shareholder account. The transfer agency fee with respect to the Class B and Class C shares will be higher than the transfer agency fee with respect to the Class A shares, reflecting the differential costs associated with the Class B and Class C CDSC.

PRINCIPAL UNDERWRITER

AFD, an indirect wholly-owned subsidiary of Alliance, located at 1345 Avenue of the Americas, New York, New York 10105, is the Principal Underwriter of the shares of the Trust.

PERFORMANCE INFORMATION

From time to time the Funds advertise their "yield" and "total return." Yield and total return are computed separately for Class A, Class B and Class C shares of each Fund. A Fund's yield for any 30-day (or one-month) period is computed by dividing the net investment income per share earned during such period by the maximum public offering price per share on the last day of the period, and then annualizing such 30-day (or one-month) yield in accordance with a formula prescribed by the Commission which provides for compounding on a semi-annual basis. The Funds may also state in sales literature an "actual distribution rate" for each class which is computed in the same manner as yield except that actual income dividends declared per share during the period in question are substituted for net investment income per share. The actual distribution rate is computed separately for Class A, Class B and Class C shares of each Fund. Advertisements of total return disclose the average annual compounded total return for the recent one-year period and the life of the class. Total return for each such period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Funds are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases and redemptions of Fund shares are assumed to have been paid. Advertisements may quote performance rankings or ratings of the Funds as measured by financial publications or by independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare the Funds' performance to various indices.

ADDITIONAL INFORMATION

This Prospectus and the Statement of Additional Information, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.



This prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK

--------------------------------------------------------------------------------
                                   APPENDIX A:
--------------------------------------------------------------------------------
                                  BOND RATINGS
--------------------------------------------------------------------------------

STANDARD & POOR'S

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB,B, CCC, CC or C--Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

C1--The rating C1 is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CC may be modified by the addition of a plus (+) or minus
     (-) sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
     Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat greater than the Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

DUFF & PHELPS RATING CO.

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- --High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+,A, A- --Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB--Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- --Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+,B. B- --Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC--Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal or interest. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD--Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

FITCH INVESTORS SERVICE, L.P.

AAA--Bonds considered to be investment grade and of the highest credit quality.
     The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
     The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default.

The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD or D categories.

NR--Indicates that Fitch does not rate the specific issue.

================================================================================
                           Alliance Asset Allocation
                           Funds Subscription
                           Application
================================================================================

     Conservative Investors Fund
     Growth Investors Fund

To Open Your New Alliance Account...

Please complete the application and mail it to:

          Alliance Fund Services, Inc.
          P.O. Box 1520
          Secaucus, New Jersey 07096-1520

For certified or overnight deliveries, send to:

          Alliance Fund Services, Inc.
          500 Plaza Drive
          Secaucus, New Jersey  07094

Section 1 Your Account Registration
(Required)

Complete one of the available choices. To ensure proper tax reporting to the
IRS:

     )    Individuals, Joint Tenants, Transfer on Death and Gift/Transfer to a
          Minor:
          o Indicate your name(s) exactly as it appears on your social security card.

     )    Transfer on Death:
          o    Ensure that your state participates

     )    Trust/Other:
          o Indicate the name of the entity exactly as it appeared on the notice you received from the IRS when your Employer Identification number was assigned.

Section 2 Your Address (Required)

Complete in full.

     )    Non-Resident Alien:
          o    Indicate your permanent country of residence.

Section 3 Your Initial Investment (Required)

For each fund in which you are investing: (1) Write the three digit fund number in the column titled 'Indicate three digit fund number located below'.
(2) Write the dollar amount of your initial purchase in the column titled 'Indicate Dollar Amount'.
(If you are eligible for a reduced sales charge, you must also complete Section
4F). (3) Check off a distribution
option for your dividends. (4) Check off a distribution option for your capital gains. All distributions (dividends and capital gains) will be reinvested into your fund account unless you direct otherwise. If you want distributions sent directly to your bank account, then you must complete Section 4D and attach a preprinted, voided check for that account. If you want your distributions sent to a third party you must complete Section 4E.

Section 4 Your Shareholder Options
(Complete only those options you want)

A. Automatic Investment Plans (AIP) - You can make periodic investments into any of your Alliance Funds in one of three ways. First, by a periodic withdrawal ($25 minimum) directly from your bank account and invested into an Alliance Fund. Second, you can direct your distributions (dividends and capital gains) from one Alliance Fund into another Fund. Or third, you can automatically exchange monthly ($25 minimum) shares of one Alliance Fund for shares of another Fund. To elect one of these options, complete the appropriate portion of Section 4A & 4D. If more than one dividend direction or monthly exchange is desired, please call our Literature Center to obtain a Shareholder Account Services Options Form for completion.

B. Telephone Transactions via EFT - Complete this option if you would like to be able to transact via telephone between your fund account and your bank account.

C. Systematic Withdrawal Plans (SWP) - Complete this option if you wish to periodically redeem dollars from one of your fund accounts. Payments can be made via Electronic Funds Transfer (EFT) to your bank account or by check.

D. Bank Information - If you have elected any options that involve transactions between your bank account and your fund account or have elected cash distribution options and would like the payments sent to your bank account, please tape a preprinted, voided check of the account you wish to use to this section of the application.

E. Third Party Payment Details - If you have chosen cash distributions and/or a Systematic Withdrawal Plan and would like the payments sent to a person and/or address other than those provided in section 1 or 2, complete this option. Medallion Signature Guarantee is required if your account is not maintained by a broker dealer.

F. Reduced Charges (Class A only) - Complete if you would like to link fund accounts that have combined balances that might exceed $100,000 so that future purchases will receive discounts. Complete if you intend to purchase over $100,000 within 13 months.

Section 5 Shareholder Authorization (Required) All owners must sign. If it is a custodial, corporate, or trust account, the custodian, an authorized officer, or the trustee respectively must sign.

If We Can Assist You In Any Way, Please Do Not Hesitate To Call Us At: (800) 221-5672.


================================================================================
                       For Literature Call: (800) 227-4618
================================================================================

                                      ALLIANCE ASSET ALLOCATION FUNDS SUBSCRIPTION APPLICATION

====================================================================================================================================
1. Your Account Registration (Please Print in Capital Letters and Mark Check Boxes Where Applicable)
====================================================================================================================================

|_| Individual Account           { |_| Male   |_| Female }  - or -     |_| Joint Account - or -

|_| Transfer On Death            { |_| Male   |_| Female }  - or -     |_| Gift/Transfer to a Minor


------------------------------------------------------------------------------------------------------------------------------------
Owner or Custodian (First Name)               (MI)                     (Last Name)

------------------------------------------------------------------------------------------------------------------------------------
(First Name) Joint Owner; Transfer On         (MI)                     (Last Name)
Death Beneficiary or Minor

       -      -
                                                                       If Uniform Gift/Transfer to
-------------------------------------------------------------------    Minor Account:
Social Security Number of Owner or Minor (required to open account)                                  Minor's State of
                                                                                                     Residence
If Joint Tenants Account:  The Account will be registered "Joint       ---------------------------
Tenants with right of Survivorship" unless you indicate otherwise below:

|_|  In Common       |_|  By Entirety      |_|  Community Property

|_|  Trust -or-      |_|  Corporation -or- |_|  Other _____________________

------------------------------------------------------------------------------------------------------------------------------------
Name of Trustee if applicable (First Name)              (MI)                          (Last Name)


------------------------------------------------------------------------------------------------------------------------------------
Name of Trust or Corporation or Other Entity


------------------------------------------------------------------------------------------------------------------------------------
Name of Trust or Corporation or Other Entity continued


------------------------------------------              -----------------------------------------------------------
Trust Dated (MM,DD,YYYY)                                Tax ID Number (required to open account)

                                                        |_| Employer ID Number  - OR -  |_| Social Security Number



====================================================================================================================================
2. Your Address
====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
Street Number                 Street Name


------------------------------------------------------------------------------------------------------------------------------------
City                                                   State                      Zip code

                                                                                             -      -
------------------------------------------------------------------------        ----------------------------------------------------
If Non-U.S., Specify Country                                                    Daytime Phone Number


|_|  U.S. Citizen             |_|  Resident Alien           |_|  Non-Resident Alien



80648GEN-TAAAApp-P1                                                                                       Alliance Capital [LOGO](R)



====================================================================================================================================
3. Your Initial Investment                        The minimum investment is $250 per fund.
                                                  The maximum investment in Class B is $250,000; Class C is $1,000,000.
====================================================================================================================================


I hereby subscribe for shares of the following Alliance Allocation Fund(s) and elect distribution options as indicated.

                                                          Dividend and Capital Gain Distribution Options:

                                                          R   Reinvest distributions into my fund account.
  BROKER/DEALER USE ONLY
       WIRE CONFIRM #                                     C   Send my distributions in cash to the address I have provided in
  ----------------------                                      Section 2.  (Complete Section 4D for direct deposit to your bank account.  Complete Section 4E for payment to a third party)

                                                           D  Direct my distributions to another Alliance fund. Complete the appropriate portion of Section 4A to direct your distributions
                                                              (dividends and capital gains) to another Alliance Fund (the $250 minimum investment requirement applies to Funds into which distributions are directed).

-----------               --------------               ----------------------             -----------------------------
 Make all                 Indicate three                                                      Distributions Options
  checks*                   digit Fund                                                              *Check One*
payable to:               number located               Indicate Dollar Amount             -----------------------------
 Alliance                      below                                                      Dividends       Capital Gains
 --------                                                                                 R   C   D       R     C     D
   Funds                  --------------               ----------------------             -----------------------------
   -----                                               $                                  R   C   D       R     C     D
-----------               --------------               ----------------------             -----------------------------
                                                       $                                  R   C   D       R     C     D
                          --------------               ----------------------             -----------------------------

----------------------------------------               ----------------------
             Total Investment                          $
----------------------------------------               ----------------------
* Cash and money orders are not accepted


------------------------------------------------------------------------------------------------------------------------------------
Alliance Asset Allocation Fund Names and Numbers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Contingent
                                                                     Initial Sales             Deferred Sales           Asset-Based
                                                                        Charge                     Charge               Sales Charge
                                                                          A                          B                       C
                                                                     -------------             --------------           ------------
                         Conservative Investors Fund                      42                         53                      342
                         -----------------------------------------------------------------------------------------------------------
                         Growth Investors Fund                            47                         59                      347
                         -----------------------------------------------------------------------------------------------------------


806448GEN-TAAAApp-P2




====================================================================================================================================
4. Your Shareholder Options
====================================================================================================================================

A. Automatic Investment Plans (AIP)


|_|  Withdraw From My Bank Account Via EFT*

     I authorize Alliance to draw on my bank account for investment in my fund account(s) as indicated below (Complete Section 4D also for the bank account you wish to use).

1-
    ---------------------------  -------------------------------  -------------------------.00      ---------
    Fund Number                  Beginning Date (MM,DD)           Amount ($25 minimum)              Frequency
                                                                                                                   Frequency:
2-                                                                                                                 M = monthly
    ---------------------------  -------------------------------  -------------------------.00      ---------      Q = quarterly
    Fund Number                  Beginning Date (MM,DD)           Amount ($25 minimum)              Frequency      A = Annually

3-
    ---------------------------  -------------------------------  -------------------------.00      ---------
    Fund Number                  Beginning Date (MM,DD)           Amount ($25 minimum)              Frequency


* Electronic Funds Transfer. Your bank must be a member of the National Automated Clearing House Association (NACHA)


|_| Direct My Distributions As indicated in Section 3, I would like my dividends and/or capital gains directed to the same class of shares of another Alliance Fund.

     FROM:                                                                                               -
               ---------------------         ----------------------------------------------------------------------------
               Fund Number                   Account Number (if existing)

     TO:                                                                                                 -
               ---------------------         ----------------------------------------------------------------------------
               Fund Number                   Account Number (if existing)


|_| Exchange My Shares Monthly I authorize Alliance to transact monthly exchanges, within the same class of shares, between my fund accounts as listed below.

     FROM:                                                                                               -
               ---------------------         ----------------------------------------------------------------------------
               Fund Number                   Account Number (if existing)


               ---------------------         -----------------------------------------
               Amount ($25 minimum)          Day of Exchange**

     TO:                                                                                                 -
               ---------------------         ----------------------------------------------------------------------------
               Fund Number                   Account Number (if existing)



**   Shares exchanged will be redeemed at the net asset value on the "Day of Exchange" (If the "Day of Exchange" is not a fund business day, the exchange transaction will be processed on the next fund business day). The exchange privilege is not available if stock certificates have been issued.


B.   Purchases and Redemptions Via EFT
     You can call our toll-free number 1-800-221-5672 and instruct Alliance Fund
     Services, Inc. in a recorded conversation to purchase, redeem or exchange shares for your account. Purchase and redemption requests will be processed via electronic funds transfer (EFT) to and from your bank account.
     Instructions:  > Review the information in the Prospectus about telephone transaction services.
                    > If you select the telephone purchase or redemption privilege, you must write "VOID" across the face of a check from the bank account you wish to use and attach it to Section 4D of this application.
|_|  Purchases and Redemption via EFT
     I hereby authorize Alliance Fund Services, Inc. to effect the purchase and/or redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent, and to withdraw money or credit money for such shares via EFT from the bank account I have selected.
====================================================================================================================================
     For shares recently purchased by check or electronic funds transfer redemption proceeds will not be made available until the
     Fund is reasonably assured the check or electronic funds transfer has been collected, normally 15 calendar days after the purchase date.
====================================================================================================================================
80648GEN-TAAAApp-P3




====================================================================================================================================
4. Your Shareholder Options (CONTINUED)
====================================================================================================================================

C.   Systematic Withdrawal Plans (SWP)
     In order to establish a SWP, you must reinvest all dividends and capital gains.

|_| I authorize Alliance to transact periodic redemptions from my fund account and send the proceeds to me as indicated below.


1-
    ---------------------------  -------------------------------  -------------------------.00      ---------
    Fund Number                  Beginning Date (MM,DD)           Amount ($25 minimum)              Frequency
                                                                                                                   Frequency:
2-                                                                                                                 M = monthly
    ---------------------------  -------------------------------  -------------------------.00      ---------      Q = Quarterly
    Fund Number                  Beginning Date (MM,DD)           Amount ($25 minimum)              Frequency      A = Annually

3-
    ---------------------------  -------------------------------  -------------------------.00      ---------
    Fund Number                  Beginning Date (MM,DD)           Amount ($25 minimum)              Frequency

     Please send my SWP proceeds to:

     |_|  My Address of Record (via check)                                           |_|  My checking account-via EFT (complete
                                                                                          section 4D)
                                                                                          Your bank must be a member of the National
     |_|  The Payee and address specified in a section 4E (via check)                     Automated Clearing House Association
          (Medallion Signature Guarantee required)                                        (NACHA) in order for you to receive SWP
                                                                                          proceeds directly into your bank account.
                                                                                          Otherwise payment will be made by check

D.   Bank Information    This bank account information will be used for:

     |_|  Distributions (Section 3)                                                  |_|  Telephone Transactions (Section 4B)

     |_|  Automatic Investments (Section 4A)                                         |_|  Withdrawals (Section 4C)

------------------------------------------------------------------------------------------------------------------------------------
Please Tape a Pre-printed Voided Check Here*
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      *The above services
                                                                                      cannot be established
                                                                                      without a pre-printed
                                                                                      voided check.
                                                                                      For EFT innovations,
                                                                                      the fund requires
                               [OBJECT]                                               signatures of bank
                                                                                      account owner exactly
                                                                                      as they appear on bank
                                                                                      records. If the
                                                                                      registration at the
                                                                                      bank differs from that
                                                                                      on the Alliance mutual
                                                                                      fund, all parties must
                                                                                      sign in Section 5.


[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]                    [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]
-------------------------------------------            --------------------------------------------------------------------
Your Bank's ABA Routing Number                         Your Bank Account Number

     |_|  Checking Account    |_|  Savings Account

80648GEN-TAAAApp-P4




====================================================================================================================================
4. Your Shareholder Options (continued)
====================================================================================================================================

E.  Third Party Payment Details  Your signature(s) in Section 5 must be Medallion Signature Guaranteed if your account is not maintained by a broker/dealer. This third party payee information will be used for:

                   |_|  Distributions (Section 3)         |_|  Systematic Withdrawals  (section 4C)


------------------------------------------------------------------------------------------------------------------------------------
Name (First Name)                                         (MI)                          (Last Name)

------------------------------------------------------------------------------------------------------------------------------------
Street Number                                             Street Name

------------------------------------------------------------------------------------------------------------------------------------
City                                                      State                         Zip code

------------------------------------------------------------------------------------------------------------------------------------

F.   Reduced Charges (Class A only)  If you, your spouse or minor children own shares in other Alliance funds, you may be eligible for a reduced sales charge.  Please complete the Right of Accumulation section or the Statement of Intent section.

                   |_|  A. Right of Accumulation
                        Please link the tax identification numbers listed below for Right of Accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.



                   ------------------------               ------------------------     ------------------------
                   Tax ID or Account Number               Tax ID or Account Number     Tax ID or Account Number

     |_|  B. Statement of Intent
          I want to reduce my sales charge by agreeing to invest the following amount over a 13-month period:

     |_|   $100,000            |_|  $250,000              |_|  $500,000                |_|  $1,000,000

          If the full amount indicated is not purchased within 13 months, I understand that an additional sales charge must be paid from my account.

------------------------------------------------------------------------------------------------------------------------------------
Dealer/Agent Authorization -- For selected Dealers or Agents ONLY.
------------------------------------------------------------------------------------------------------------------------------------
We hereby authorize Alliance Fund Services, Inc. to act as our agent in connection with transactions under this authorization form: and we guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.


------------------------------------------------------------------------------------------------------------------------------------
Dealer/Agent Firm                                                               Authorized Signature

------------------------------------------------------------------------------------------------------------------------------------
Representative First Name                                                       Last Name

------------------------------------------------------------------------------------------------------------------------------------
Dealer/Agent Firm Number                                                        Representative Number

------------------------------------------------------------------------------------------------------------------------------------
Branch Number                                                                   Branch Telephone Number

------------------------------------------------------------------------------------------------------------------------------------
Branch Office Address

------------------------------------------------------------------------------------------------------------------------------------
City                                                                            State                    Zip Code

80648GEN-TAAAApp-P5

================================================================================
5. SHAREHOLDER AUTHORIZATION -- This section MUST be completed
================================================================================

Telephone Exchanges and Redemptions by Check

Unless I have checked one or both boxes below, these privileges will automatically apply, and by signing this application, I hereby authorize Alliance Fund Services, Inc. to act on my telephone instructions, or on telephone instructions from any person representing himself to be an authorized employee of an investment dealer or agent requesting a redemption or exchange on my behalf. (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations.) Telephone redemption checks will only be mailed to the name and address of record; and the address must not have changed within the last 30 days. The maximum telephone redemption amount is $50,000 for redemptions by check


|_|   I do not elect the telephone exchange service.

|_|   I do not elect the telephone redemption by check service.

By selecting any of the above telephone privileges, I agree that neither the Fund nor Alliance, Alliance Fund Distributors, Inc., Alliance Fund Services, Inc. or other Fund Agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Fund reasonably believes to be genuine, and that neither the Fund nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Fund at any time. I understand and agree that the Fund reserves the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.

For non-residents only: Under penalties of perjury, I certify that to the best of my knowledge and belief, I qualify as a foreign person as indicated in
Section 2.

I am of legal age and capacity and have received and read the Prospectus and agree to its terms.

I certify under penalty of perjury that the number shown in Section 1 of this form is my correct tax identification number or I am waiting for a number to be issued to me number and that I have not been notified that this account is subject to backup withholding.

The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to avoid backup withholding.




----------------------------------------             --------------------------
Signature                                            Date


----------------------------------------             ---------------------------
Signature                                            Date



----------------------------------------
Medallion Signature Guarantee required if completing Section 4E and your mutual fund is not maintained by a broker dealer
                                                      Alliance Capital [LOGO](R)
80648GEN-TAAAApp-P6

                                       THE ALLIANCE PORTFOLIOS:
                           ALLIANCE CONSERVATIVE INVESTORS FUND
                                 ALLIANCE GROWTH INVESTORS FUND
________________________________________________________________

P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
For Literature Toll Free (800) 227-4618
_______________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION
                       August   , 1998
_______________________________________________________________

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Funds' current Prospectus.
A copy of the Funds' Prospectus may be obtained by contacting
Alliance Fund Services, Inc. at the address or the "For
Literature" telephone numbers shown above.

                        TABLE OF CONTENTS

INVESTMENT POLICIES AND RESTRICTIONS.......................   2

ADDITIONAL INVESTMENT TECHNIQUES OF THE FUNDS..............   4

INVESTMENT RESTRICTIONS....................................  25

MANAGEMENT OF THE FUNDS ...................................  29

PORTFOLIO TRANSACTIONS ....................................  35

EXPENSES OF THE FUNDS .....................................  38

PURCHASE OF SHARES ........................................  44

REDEMPTION AND REPURCHASE OF SHARES .......................  60

SHAREHOLDER SERVICES ......................................  64

NET ASSET VALUE............................................  70

DIVIDENDS, DISTRIBUTIONS AND TAXES ........................  72

GENERAL INFORMATION .......................................  74

FINANCIAL STATEMENTS ......................................  80

REPORT OF INDEPENDENT ACCOUNTANTS .........................  98

APPENDIX...................................................  A-1

_______________________________________________________________

              INVESTMENT POLICIES AND RESTRICTIONS
_______________________________________________________________

         The following investment policies and restrictions supplement and should be read in conjunction with the information set forth in the Prospectus of Alliance Conservative Investors Fund (the "Conservative Investors Fund") and Alliance Growth Investors Fund (the "Growth Investors Fund"), each a series of The Alliance Portfolios (the "Trust"), under the heading "Investment Objective and Policies."

         Stripped Mortgage-Related Securities. Each Fund may invest in stripped mortgage-related securities ("SMRS"). SMRS are derivative multi-class mortgage-related securities. SMRS may be issued by the U.S. Government, its agencies or instrumentalities, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

         SMRS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of GNMA, FNMA or FHLMC certificates, whole loans or private pass-through mortgage-related securities ("Mortgage Assets"). A common type of SMRS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal prepayments may have a material adverse effect on the yield to maturity of the IO class. The rate of principal prepayment will change as the general level of interest rates fluctuates. If the underlying Mortgage Assets experience greater than anticipated principal prepayments, the Fund may fail to fully recoup its initial investment in these securities. Due to their structure and underlying cash flows, SMRS may be more volatile than mortgage-related securities that are not stripped.

         Although SMRS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be illiquid.

         Foreign Currency Exchange Transactions. Each Fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. Alliance Capital Management L.P. (the "Adviser") expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").

         The Funds may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the Fund contracted to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The Funds may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

         If conditions warrant, the Funds may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"), and may purchase and sell foreign currency futures contracts, as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

         For transaction hedging purposes, the Funds may also purchase and sell call and put options on foreign currency futures contracts and on foreign currencies.

         Each Fund may engage in position hedging to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in value of a currency in which securities the Fund intends to buy are denominated, when the Fund holds cash or short-term investments). For position hedging purposes, each Fund may purchase or sell foreign currency futures contracts, foreign currency forward contracts, and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the Funds may also purchase or sell foreign currency on a spot basis.

         A Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Adviser will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for a Fund.

_______________________________________________________________

          ADDITIONAL INVESTMENT TECHNIQUES OF THE FUNDS
_______________________________________________________________

Repurchase Agreements

         The repurchase agreements referred to in the Funds' Prospectus are agreements by which a Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. The purchased security serves as collateral for the obligation of the seller to repurchase the security and the value of the purchased security is initially greater than or equal to the amount of the repurchase obligation and the seller is required to furnish additional collateral on a daily basis in order to maintain with the purchaser securities with a value greater than or equal to the amount of the repurchase obligation. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash. While at times the underlying security may be a bill, certificate of indebtedness, note, or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security, whether because of the seller's bankruptcy or otherwise. In such event, the Funds would attempt to exercise their rights with respect to the underlying security, including possible disposition in the market. However, the Funds may incur various expenses in the attempted enforcement and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security, (b) possible reduced levels of income and lack of access to and (c) possible inability to enforce rights.

   Non-Publicly Traded Securities

         The Funds may invest in securities that are not publicly traded, including securities sold pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"). The sale of these securities is usually restricted under federal securities laws, and market quotations may not be readily available. As a result, a Fund may not be able to sell these securities (other than Rule 144A Securities) unless they are registered under applicable federal and state securities laws, or may have to sell such securities at less than fair market value. Investment in these securities is restricted to 5% of a Fund's total assets (excluding, to the extent permitted by applicable law, Rule 144A Securities) and is also subject to the restriction against investing more than 15% of total assets in "illiquid" securities. To the extent permitted by applicable law, Rule 144A Securities will not be treated as "illiquid" for purposes of the foregoing restriction so long as such securities meet the liquidity guidelines established by the Trust's Board of Trustees. Pursuant to these guidelines, the Adviser will monitor the liquidity of a Fund's investment in Rule 144A Securities.

Descriptions of Certain Money Market Securities in Which the
Funds May Invest

         Certificates of Deposit, Bankers' Acceptances and Bank Time Deposits. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

         Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

         Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest bearing account. At present, bank time deposits maturing in more than seven days are not considered by the Adviser to be readily marketable.

         Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by entities in order to finance their current operations.

         Variable Notes. Variable amount master demand notes and variable amount floating rate notes are obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. Master demand notes permit daily fluctuations in the interest rate while the interest rate under variable amount floating rate notes fluctuates on a weekly basis. These notes permit daily changes in the amounts borrowed. The Funds have the right to increase the amount under these notes at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. Master demand notes are redeemable (and, thus, immediately repayable by the borrower) at face value, plus accrued interest, at any time. Variable amount floating rate notes are subject to next-day redemption 14 days after the initial investment therein. With both types of notes, therefore, the Funds' right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with both types of note arrangements, the Funds consider earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, a Fund may invest in them only if at the time of an investment the issuer has an outstanding issue of unsecured debt rated Aa or better by Moody's or AA or better by S&P, Fitch, or Duff & Phelps.

Asset-Backed Securities

         The Funds may invest in asset-backed securities
(unrelated to first mortgage loans), which represent fractional interests in pools of retail installment loans, leases or revolving credit receivables, both secured (such as Certificates for Automobile Receivables or "CARS") and unsecured (such as Credit Card Receivable Securities or "CARDS").

         The staff of the Securities and Exchange Commission (the "SEC") is of the view that certain asset-backed securities may constitute investment companies under the Investment Company Act of 1940 (the "1940 Act"). The Funds intend to conduct their operations in a manner consistent with this view; therefore, the Funds generally may not invest more than 10% of their total assets in such securities without obtaining appropriate regulatory relief.

Lending of Securities

         The Funds may seek to increase income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, such loans may be made only to member firms of the New York Stock Exchange (the "Exchange") and would be required to be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury Bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would have the right to call a loan and obtain the securities loaned at any time on five days' notice. During the existence of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. A Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. The value of the securities loaned will not exceed 25% of the value of such Fund's total assets at the time any such loan is made.

Forward Commitments and When-Issued and Delayed Delivery
Securities

         Each Fund may enter into forward commitments for the purchase of securities and may purchase securities on a "when-issued" or "delayed delivery" basis. Agreements for such purchases might be entered into, for example, when a Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (i.e., on a forward commitment, "when-issued" or "delayed delivery" basis), it does not pay for the securities until they are received, and the Fund is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's forward commitments and "when-issued" or "delayed delivery" commitments.

         A Fund will enter into forward commitments and make commitments to purchase securities on a "when-issued" or "delayed delivery" basis only with the intention of actually acquiring the securities. However, a Fund may sell these securities before the settlement date if, in the opinion of the Adviser, it is deemed advisable as a matter of investment strategy.

         Although neither of the Funds intends to make such purchases for speculative purposes and each Fund intends to adhere to the provisions of SEC policies, purchases of securities on such basis may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Fund subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Fund may have to sell assets which have been set aside in order to meet redemptions. In addition, if a Fund determines it is advisable as a matter of investment strategy to sell the forward commitment or "when-issued" or "delayed delivery" securities before delivery, that Fund may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a "when-issued" or "delayed delivery" basis, a Fund will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or "when-issued" or "delayed delivery" securities themselves (which may have a value greater or less than a Fund's payment obligation).

Options

         Options on Securities. Each Fund intends to write only covered options. In addition to the methods of "cover" described in the Prospectus, each Fund may write call and put options and may purchase call and put options on securities. This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or securities convertible into such securities without additional consideration (or for additional cash consideration held in a segregated account by the custodian). In the case of call options on U.S. Treasury Bills, a Fund might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. A Fund will be considered "covered" with respect to a put option it writes, if, so long as it is obligated as the writer of a put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

         Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit a Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Such transactions permit a Fund to generate additional premium income, which may partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments by a Fund, provided that another option on such security is not written. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

         A Fund will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Fund is less than the premium received from writing the option, or if the premium received in connection with the closing of an option purchased by the Fund is more than the premium paid for the original purchase. Conversely, a Fund will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously written by a Fund is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         A Fund may purchase a security and then write a call option against that security or may purchase a security and concurrently write an option on it. The exercise price of the call a Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. In-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Out-of-the-money call options may be written when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or retain the option until it is exercised, at which time the Fund will be required to take delivery of the security at the exercise price; the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money put options may be written when it is expected that the price of the underlying security will decline moderately during the option period. In-the-money put options may be used when it is expected that the premiums received from writing the put option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone.

         Each of the Funds may also write combinations of put and call options on the same security, known as "straddles," with the same exercise and expiration date. By writing a straddle, a Fund undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises above the exercise price, the call will likely be exercised and the Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

         By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. Where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

         Each of the Funds may purchase put options to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the Fund to sell the securities at the exercise price or to close out the options at a profit. By using put options in this way, a Fund will reduce any profit it might otherwise have realized on the underlying security by the amount of the premium paid for the put option and by transaction costs.

         A Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund and the Fund will suffer a loss on the transaction to the extent of the premium paid.

         Options on Securities Indexes.  Each Fund may write
(sell) covered call and put options on securities indexes and purchase call and put options on securities indexes. A call option on a securities index is considered covered if, so long as a Fund is obligated as the writer of the call option, the Fund holds in its portfolio securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Fund are based. A put option on a securities index written by a Fund will be considered covered if, so long as it is obligated as the writer of the put option, the Fund maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

         A Fund may also purchase put options on securities indexes to hedge its investments against a decline in the value of portfolio securities. By purchasing a put option on a securities index, a Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of a Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of a Fund's security holdings.

         The purchase of call options on securities indexes may be used by a Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, a Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indexes when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing call options on securities the Fund owns.

Futures Contracts and Options on Futures Contracts

         Futures Contracts. Each Fund may enter into interest rate futures contracts, index futures contracts and foreign currency futures contracts. (Unless otherwise specified, interest rate futures contracts, index futures contracts and foreign currency futures contracts are collectively referred to as "Futures Contracts.") Such investment strategies will be used as a hedge and not for speculation.

         Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's portfolio securities that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

         Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund's current or intended investments in fixed income securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, that Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Fund's portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates were to increase, the value of the debt securities in the portfolio would decline, but the value of that Fund's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, a Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Fund's cash reserves could then be used to buy long-term bonds on the cash market.

         Each Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. Each Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

         Conversely, the Funds could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         The Funds may also engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that a Fund may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated. Such "cross hedging" is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the dollar.

         Options on Futures Contracts. The writing of a call option on a Futures Contract constitutes a partial hedge against declining prices of the securities in the Fund's portfolio. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a Futures Contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, a Fund's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The Funds may purchase options on Futures Contracts for hedging purposes instead of purchasing or selling the underlying Futures Contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Fund will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Fund could purchase call options on Futures Contracts, rather than purchasing the underlying Futures Contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities which the Fund intends to purchase may be less expensive.

Forward Foreign Currency Exchange Contracts

         Each Fund may enter into forward foreign currency exchange contracts ("Forward Contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Funds intend to enter into Forward Contracts for hedging purposes similar to those described above in connection with their transactions in foreign currency futures contracts. In particular, a Forward Contract to sell a currency may be entered into in lieu of the sale of a foreign currency futures contract where a Fund seeks to protect against an anticipated increase in the exchange rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, a Fund may enter into a Forward Contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Fund intends to acquire. A Fund also may enter into a Forward Contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. The Funds may engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that a Fund may achieve the same protection for a foreign security at a reduced cost through the use of a Forward Contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated.

         If a hedging transaction in Forward Contracts is successful, the decline in the value of portfolio securities or the increase in the cost of securities to be acquired may be offset, at least in part, by profits on the Forward Contract. Nevertheless, by entering into such Forward Contracts, a Fund may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates.

         Each Fund has established procedures consistent with SEC policies concerning purchases of foreign currency through Forward Contracts. Accordingly, a Fund will segregate liquid assets in an amount least equal to the Fund's obligations under any Forward Contracts.

Options on Foreign Currencies

         Each Fund may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Funds may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and could thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Funds may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         Each Fund may write options on foreign currencies for the same types of hedging purposes or to increase return. For example, where the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities could be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency, which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.
If this does not occur, the option may be exercised and the Fund will be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

Risk Factors in Options, Futures and Forward Transactions

         Risk of Imperfect Correlation of Hedging Instruments With a Fund's Portfolio. The Funds' abilities effectively to hedge all or a portion of their portfolios through transactions in options, Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the securities that are the subject of the hedge. In the case of futures and options based on an index, the portfolio will not duplicate the components of the index, and in the case of futures and options on fixed income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such contract. As a result, the correlation, to the extent it exists, probably will not be exact.

         It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities.

         The trading of futures and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or instrument. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures market. In this regard, trading by speculators in futures and options has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of such contracts.

         The trading of options on Futures Contracts also entails the risk that changes in the value of the underlying Futures
Contract will not be fully reflected in the value of the option.

         Further, with respect to options on securities, options on foreign currencies, options on stock indexes and options on Futures Contracts, the Funds are subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by a Fund in connection with such transactions.

         If a Fund purchases futures or options in order to hedge against a possible increase in the price of securities before the Fund is able to invest its cash in such securities, the Fund faces the risk that the market may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market declines or for other reasons, the Fund may realize a loss on the futures or option contract that is not offset by a reduction in the price of securities purchased.

         In writing a call option on a security, foreign currency, index or futures contract, a Fund also incurs the risk that changes in the value of the assets used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, when a Fund writes a call option on a stock index, the securities used as "cover" may not match the composition of the index, and the Fund may not be fully covered. As a result, the Fund could suffer a loss on the call which is not entirely offset or offset at all by an increase in the value of the Fund's portfolio securities.

         The writing of options on securities, options on stock indexes or options on Futures Contracts constitutes only a partial hedge against fluctuations in the value of a Fund's portfolio. When a Fund writes an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying security or future or, in the case of index options, cash. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Fund will retain the amount of the premium, which will constitute a partial hedge against any decline that may have occurred in the Fund's portfolio holdings, or against the increase in the cost of the instruments to be acquired.

         When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Fund will incur a loss which may only be partially offset by the amount of the premium the Fund received. Moreover, by writing an option, a Fund may be required to forego the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or a decline in the value of securities to be acquired.

         In the event of the occurrence of any of the foregoing adverse market events, a Fund's overall return may be lower than if it had not engaged in the transactions described above.

         With respect to the writing of straddles on securities, a Fund incurs the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, while creating an opportunity for increased return by providing a Fund with two simultaneous premiums on the same security, nonetheless involve additional risk, because the Fund may have an option exercised against it regardless of whether the price of the security increases or decreases.

         Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a futures or option position can be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While the Funds will enter into options or futures positions only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by a Fund, and the Fund could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the Fund has insufficient cash available to meet margin requirements, it may be necessary to liquidate portfolio securities at a time when, in the opinion of the Adviser, it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Funds' ability to effectively hedge their portfolios, and could result in trading losses.

         The liquidity of a secondary market in a Futures Contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices of some Futures Contracts have in the past moved to the daily limit on a number of consecutive trading days.

         The trading of Futures Contracts and options (including options on Futures Contracts) is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         The staff of the SEC has taken the position that over-the-counter options and the assets used as cover for over-the-counter options are illiquid securities, unless certain arrangements are made with the other party to the option contract, permitting the prompt liquidation of the option position. The Funds will enter into those special arrangements only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York ("primary dealers"). Under these special arrangements, the Trust will enter into contracts with primary dealers which provide that each Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Under such circumstances, the Fund only needs to treat as illiquid that amount of the "cover" assets equal to the amount by which (i) the formula price exceeds (ii) any amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written; therefore, the Fund might pay more to repurchase the option contract than the Fund would pay to close out a similar exchange-traded option.

         Margin. Because of low initial margin deposits made upon the opening of a futures position and the writing of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. However, to the extent the Funds purchase or sell Futures Contracts and options on Futures Contracts and purchase and write options on securities and securities indexes for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities held by the Fund or decreases in the prices of securities the Fund intends to acquire. When a Fund writes options on securities or options on stock indexes for other than hedging purposes, the margin requirements associated with such transactions could expose the Fund to greater risk.

         Risks of Options on Futures Contracts. The amount of risk a Fund assumes when it purchases an option on a Futures

Contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying Futures Contract, subject to the risks of the availability of a liquid offset market described herein. The writer of an option on a Futures Contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security, index, currency or Futures Contract.

         Risks of Forward Contracts, Foreign Currency Futures Contracts and Options Thereon, Options on Foreign Currencies and Over-the-Counter Options on Securities. Transactions in Forward Contracts, as well as futures and options on foreign currencies, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a Fund. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

         Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading decisions will be based may not be as complete as the comparable data on which a Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market which will not be reflected in the forward, futures or options markets until the following day, thereby preventing the Funds from responding to such events in a timely manner.

         Settlements of exercises of over-the-counter Forward Contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any United States or foreign restrictions and regulations regarding the maintenance of foreign banking relationships and fees, taxes or other charges.

         Unlike transactions entered into by the Funds in Futures Contracts and exchange-traded options, options on foreign currencies, Forward Contracts and over-the-counter options on securities and securities indexes are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the SEC. Such instruments are instead traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer could lose amounts substantially in excess of the initial investment, due to the margin and collateral requirements associated with such positions.

         In addition, over-the-counter transactions can be entered into only with a financial institution willing to take the opposite side, as principal, of a Fund's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Fund. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and a Fund could be required to retain options purchased or written, or Forward Contracts entered into, until exercise, expiration or maturity. This in turn could limit the Fund's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

         Further, over-the-counter transactions are not subject to the guarantee of an exchange clearing house, and a Fund will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. A Fund will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

         Transactions in over-the-counter options on foreign currencies are subject to a number of conditions regarding the commercial purpose of the purchaser of such option. The Funds are not able to determine at this time whether or to what extent additional restrictions on the trading of over-the-counter options on foreign currencies may be imposed at some point in the future, or the effect that any such restrictions may have on the hedging strategies to be implemented by them.

         As discussed below, CFTC regulations require that a Fund not enter into transactions in commodity futures contracts or commodity option contracts for other than "bona fide" hedging purposes, unless the aggregate initial margin and premiums do not exceed 5% of the fair market value of the Fund's total assets. Premiums paid to purchase over-the-counter options on foreign currencies, and margins paid in connection with the writing of such options, are required to be included in determining compliance with this requirement, which could, depending upon the existing positions in Futures Contracts and options on Futures Contracts already entered into by a Fund, limit the Fund's ability to purchase or write options on foreign currencies. Conversely, the existence of open positions in options on foreign currencies could limit the ability of the Fund to enter into desired transactions in other options or futures contracts.

         While forward contracts are not presently subject to regulation by the CFTC, the CFTC may in the future assert or be granted authority to regulate such instruments. In such event, the Fund's ability to utilize Forward Contracts in the manner set forth above could be restricted.

         Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, the margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, if the OCC determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, the OCC may impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Restrictions on the Use of Futures and Option Contracts

         Under applicable regulations, when a Fund enters into transactions in Futures Contracts and options on Futures Contracts other than for bona fide hedging purposes, that Fund maintains with its custodian a segregated liquid assets account which, together with any initial margin deposits, are equal to the aggregate market value of the Futures Contracts and options on Futures Contracts that it purchases. In addition, a Fund may not purchase or sell such instruments for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of initial margin deposits on such futures and options positions and premiums paid for options purchased would exceed 5% of the market value of the Fund's total assets.

         Each Fund has adopted the additional restriction that it will not enter into a Futures Contract if, immediately thereafter, the value of securities and other obligations underlying all such Futures Contracts would exceed 50% of the value of such Fund's total assets. Moreover, a Fund will not purchase put and call options if as a result more than 10% of its total assets would be invested in such options.

Economic Effects and Limitations

         Income earned by a Fund from its hedging activities will be treated as capital gain and, if not offset by net realized capital losses incurred by a Fund, will be distributed to shareholders in taxable distributions. Although gain from such transactions may hedge against a decline in the value of a Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

         No Fund will "over-hedge," that is, a Fund will not maintain open short positions in futures or options contracts if, in the aggregate, the market value of its open positions exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures and options contracts.

         Each Fund's ability to employ the options and futures strategies described above will depend in part on the availability of liquid markets in such instruments. Markets in financial futures and related options are still developing. It is impossible to predict the amount of trading interest that may hereafter exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to use these instruments effectively for the purposes set forth above.

         The Funds' ability to use options, futures and forward contracts may be limited by tax considerations. In particular, tax rules might affect the length of time for which the Funds can hold such contracts and the character of the income earned on such contracts. In addition, differences between each Fund's book income (upon the basis of which distributions are generally made) and taxable income arising from its hedging activities may result in return of capital distributions, and in some circumstances, distributions in excess of the Fund's book income may be required in order to meet tax requirements. Furthermore, in certain circumstances use of options, futures and forward contracts that substantially eliminate risk of loss and the opportunity for gain in an "appreciated financial position" will accelerate gain to the Funds.

Future Developments

         The above discussion relates to each Fund's proposed use of Futures Contracts, Forward Contracts, options and options on Futures Contracts currently available. As noted above, the relevant markets and related regulations are evolving. In the event of future regulatory or market developments, each Fund may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

_______________________________________________________________

                     INVESTMENT RESTRICTIONS
_______________________________________________________________

         Except as described below and except as otherwise specifically stated in the Prospectus or this Statement of Additional Information, the investment policies of each Fund set forth in the Prospectus and in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

         The following is a description of the fundamental restrictions on the investments to be made by the Funds, which restrictions may not be changed without the approval of a majority of the outstanding voting securities of the relevant Fund.

         Neither of the Funds will:

         (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or pending settlement of securities transactions or for extraordinary or emergency purposes.

         (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

         (3) Purchase or retain real estate or interests in real estate, although each Fund may purchase securities which are secured by real estate and securities of companies which invest in or deal in real estate.

         (4) Make loans to other persons except by the purchase of obligations in which such Fund may invest consistent with its investment policies and by entering into repurchase agreements, or by lending its portfolio securities representing not more than 25% of its total assets.

         (5) Issue any senior security (as that term is defined in the 1940 Act), if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. For the purposes of this restriction, collateral arrangements with respect to options, Futures Contracts and Options on Futures Contracts and collateral arrangements with respect to initial and variation margins are not deemed to be the issuance of a senior security. (There is no intention to issue senior securities except as set forth in paragraph 1 above.)

         It is also a fundamental policy of each Fund that it may purchase and sell futures contracts and related options.

         In addition, the following is a description of operating policies which the Trust has adopted on behalf of the Funds but which are not fundamental and are subject to change without shareholder approval.

         Neither of the Funds will:

         (a) Pledge, mortgage, hypothecate or otherwise encumber an amount of its assets taken at current value in excess of 15% of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by restriction (1) above. For the purpose of this restriction, the deposit of securities and other collateral arrangements with respect to reverse repurchase agreements, options, Futures Contracts, Forward Contracts and options on foreign currencies, and payments of initial and variation margin in connection therewith are not considered pledges or other encumbrances.

         (b) Purchase securities on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that each Fund may make margin payments in connection with Futures Contracts, Options on Futures Contracts, options, Forward Contracts or options on foreign currencies.

         (c) Make short sales of securities or maintain a short position for the account of such Fund unless at all times when a short position is open it owns an equal amount of such securities or unless by virtue of its ownership of other securities it has at all such times a right to obtain securities (without payment of further consideration) equivalent in kind and amount to the securities sold, provided that if such right is conditional the sale is made upon equivalent conditions and further provided that no Fund will make such short sales with respect to securities having a value in excess of 5% of its total assets.

         (d) Write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent a Fund from writing, purchasing and selling puts, calls or combinations thereof with respect to securities, indexes of securities or foreign currencies, and with respect to Futures Contracts.

         (e) Purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by such Fund; or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by such Fund. For this purpose all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class.

         (f) Invest in securities of any issuer if, to the knowledge of the Trust, officers and Trustees of the Trust and officers and directors of the Adviser who beneficially own more than 0.5% of the shares of securities of that issuer together own more than 5%.

         (g) Purchase securities issued by any other registered open-end investment company or investment trust except (A) by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or (B) where no commission or profit to a sponsor or dealer results from such purchase, or (C) when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that a Fund will not purchase such securities if such purchase at the time thereof would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuers; and, provided further, that a Fund's purchases of securities issued by such open-end investment company will be consistent with the provisions of the 1940 Act.

         (h) Make investments for the purpose of exercising control or management.

         (i) Participate on a joint or joint and several basis in any trading account in securities.

         (j) Invest in interests in oil, gas, or other mineral exploration or development programs, although each Fund may purchase securities which are secured by such interests and may purchase securities of issuers which invest in or deal in oil, gas or other mineral exploration or development programs.

         (k) Purchase warrants, if, as a result, a Fund would have more than 5% of its total assets invested in warrants or more than 2% of its total assets invested in warrants which are not listed on the

              New York Stock Exchange or the American Stock
              Exchange.

         (l) Purchase commodities or commodity contracts, provided that this shall not prevent a Fund from entering into interest rate futures contracts, securities index futures contracts, foreign currency futures contracts, forward foreign currency exchange contracts and options (including options on any of the foregoing) to the extent such action is consistent with such Fund's investment objective and policies.

         (m) Purchase additional securities in excess of 5% of the value of its total assets until all of a Fund's outstanding borrowings (as permitted and described in Restriction No. 1 above) have been repaid.

         Whenever any investment restriction states a maximum percentage of a Fund's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of such Fund's acquisition of such securities or other assets. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in value or net asset value will not be considered a violation of such percentage limitation.

_______________________________________________________________

                     MANAGEMENT OF THE FUNDS
_______________________________________________________________

The Adviser

         Alliance Capital Management L.P., (the "Adviser") a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Investment Advisory Contract") to provide investment advice and, in general, to conduct the management and investment program of the Trust under the supervision of the Trust's Board of Trustees.

         The Adviser is a leading international investment manager supervising client accounts with assets as of June 30, 1998, totaling more than 262 billion (of which more than $107 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 58 registered investment companies managed by the Adviser, comprising 123 separate investment portfolios, currently have more than 3.5 million shareholders. As of July 31, 1998, the Adviser and its subsidiaries employed approximately 2,000 employees who operate out of domestic offices and the offices of subsidiaries in Bahrain, Bangalore, Cairo, Chennai, Hong Kong, Istanbul, Johannesburg, London, Luxembourg, Madrid, Moscow, Mumbai, New Dehli, Paris, Pune, Sao Paolo, Seoul, Singapore, Sydney, Tokyo, Toronto, Vienna and Warsaw. As of June 30, 1998, the Adviser was retained as an investment manager for employee benefit plan assets of 32 of the FORTUNE 100 companies.

         Alliance Capital Management Corporation ("ACMC"), the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of the Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of the Equitable Companies Incorporated ("ECI"). ECI is a holding company controlled by AXA-UAP ("AXA") a French insurance holding company which at March 1, 1998, beneficially owned approximately 59% of the outstanding voting shares of ECI. As of June 30, 1998, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser.

         AXA is a holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America and the Asia/Pacific area. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

         Based on information provided by AXA, as of March 31, 1998, more than 30% of the voting power of AXA was controlled directly and indirectly by FINAXA, a French holding company. As of March 31, 1998 approximately 74% of the voting power of FINAXA was controlled directly and indirectly by four French mutual insurance companies (the "Mutuelles AXA"), one of which, AXA Assurances I.A.R.D. Mutuelle, itself controlled directly and indirectly more than 42% of the voting power of FINAXA. Acting as a group, the Mutuelles AXA control AXA and FINAXA.

Investment Advisory Contract and Expenses

         The Adviser serves as investment manager and adviser of each of the Funds and continuously furnishes an investment program for each Fund and manages, supervises and conducts the affairs of each Fund. The Investment Advisory Contract also provides that the Adviser will furnish or pay the expenses of the Trust for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The Adviser is compensated for its services to the Funds at an annual rate of 0.75% of each Fund's average daily net assets. The Adviser has voluntarily undertaken until further notice to waive its fees in respect of the Conservative Investors Fund and has agreed to bear certain expenses of the Class A, Class B, Class C shares of such Fund to the extent that expenses exceed an annual rate of 1.40% for Class A shares and 2.10% for Class B and Class C shares. The management fees for each Fund are higher than those paid by most mutual funds.

         The Investment Advisory Contract became effective on July 23, 1993. The Investment Advisory Contract replaced an earlier agreement (the "First Investment Advisory Contract") between the Trust and Equitable Capital with respect to the Funds. The First Investment Advisory Contract terminated because of its technical assignment in connection with the transfer of substantially all of the assets comprising Equitable Capital's business to the Adviser and certain of its subsidiaries in exchange for newly issued limited partnership interests in the Adviser and the assumption by the Adviser and such subsidiaries of certain liabilities of Equitable Capital. Equitable Capital was compensated for its services as investment manager of the Funds at the same rates as are currently paid by the Funds to the Adviser.

         In anticipation of the assignment of the First Investment Advisory Contract, the Investment Advisory Contract was approved by the vote of the Trust's Trustees, including the Trustees who are not parties to the Investment Advisory Contract or interested persons of any such party, at meetings called for the purpose and held on February 16, 1993 and March 31, 1993. At a meeting held on April 8, 1993, a majority of the outstanding voting securities of the Funds approved the Investment Advisory Contract. Most recently, the continuance of the Investment Advisory Contract until July 31, 1999 was approved by a vote, cast in person, of the Board of Trustees, including a majority of the Trustees who are not parties to the Investment Advisory Contract or interested persons of any such party, at their Regular Meeting held on July 16, 1998.

         During the period May 1, 1997 through April 30, 1998, the Adviser earned $332,496 in management fees from the Conservative Investors Fund (an additional $219,865 in fees were waived) and $788,159 from the Growth Investors Fund. During the period May 1, 1996 through April 30, 1997, the Adviser earned $363,977 in management fees from the Conservative Investors Fund (an additional $245,071 in fees were waived) and $723,109 from the Growth Investors Fund (an additional $167,543 in fees were waived). During the period May 1, 1995 through April 30, 1996, the Adviser earned $387,903 in management fees from the Conservative Investors Fund (an additional $174,857 in fees were waived) and $632,516 from the Growth Investors Fund (an additional $214,077 in fees were waived).

         The Investment Advisory Contract provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, and (ii) by vote of a majority of the Trustees who are not interested persons of the Adviser cast in person at a meeting called for the purpose of voting on such approval. Any amendment to the Investment Advisory Contract must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Contract may be terminated without penalty by the Adviser, by vote of the Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund upon sixty days' written notice, and it terminates automatically in the event of its assignment. The Adviser controls the word "Alliance" in the names of the Trust and each Fund, and if Alliance should cease to be the investment manager of any Fund, the Trust and such Fund may be required to change their names to delete the word "Alliance" from their names.

         The Investment Advisory Contract provides that the Adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Trustees and Officers

         The Trustees and principal officers of the Trust, their ages as of the date of this Statement of Additional Information and their primary occupations during the past five years are set forth below.

Trustees

         John D. Carifa,1 53, Chairman of the Board and
President, is the President, Chief Operating Officer, and a
Director of ACMC, the general partner of the Adviser. His address is 1345 Avenue of the Americas, New York, New York
10105.

         Ruth Block, 67, was formerly an Executive Vice President and Chief Insurance Officer of The Equitable Life Assurance Society of the United States. She is a Director of Ecolab Incorporated (specialty chemicals) and Amoco Corporation (oil and gas). Her address is Box 4653, Stamford, Connecticut 06903.

         Richard W. Couper, 75, is President Emeritus and Trustee of The Woodrow Wilson Fellowship Foundation and President
Emeritus of the New York Public Library.  His address is Box 345,
Clinton, New York, 13323-0345.

         William H. Foulk, Jr., 65, is an investment adviser and an independent consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1993. His address is 2 Hekma Road, Greenwich, Connecticut 06831.

         Brenton W. Harries, 70, is a Director of Enhance
Reinsurance Co. and was formerly the President and Chief
Executive of Global Electronic Markets Company.  His address is
14 Point Road, Wilson Point, South Norwalk, Connecticut
06854.

         Donald J. Robinson, 64, is Senior Counsel of the law firm of Orrick, Herrington & Sutcliffe and was formerly a senior partner, and was a member of the Executive Committee of that firm. His address is 666 Fifth Avenue, 19th Floor, New York, New York 10103.

Officers

         *John D. Carifa, President, see biography above.

         Edmund P. Bergan, Jr., 48, Clerk, is a Senior Vice
President and General Counsel of Alliance Fund Distributors, Inc.
His address is 1345 Avenue of the Americas, New York, New York
10105.


_________________________

1An "interested person" of the Trust, as defined by the 1940
 Act.

         Mark D. Gersten, 47, Treasurer and Chief Financial
Officer, is a Senior Vice President of Alliance Fund Services,
Inc.  His address is 500 Plaza Drive, Secaucus, New Jersey
07094.

         Vincent S. Noto, 33, Controller and Chief Accounting
Officer, is a Vice President of Alliance Fund Services, Inc. His address is 500 Plaza Drive, Secaucus, New Jersey 07094.

         Bruce W. Calvert, 51, Senior Vice President, is the Vice
Chairman and Chief Investment Officer of ACMC.  His address is
1345 Avenue of the Americas, New York, New York 10105.

         Kathleen A. Corbet, 38, Senior Vice President, is an
Executive Vice President of ACMC since 1993. Prior thereto, she was employed by Equitable Capital Her address is 1345 Avenue of the Americas, New York, New York 10105.

         Wayne D. Lyski, 56, Senior Vice President, is Executive
Vice President of ACMC.  His address is 1345 Avenue of the
Americas, New York, New York 10105.

         Nicholas D.P. Carn, 40, Vice President, is a Vice
President of ACMC since 1997.  Prior thereto, he was Chief
Investment Officer and Portfolio Manager at Draycott
Partners.

         The aggregate compensation paid to each of the Trustees by the Conservative Investors Fund and by the Growth Investors Fund for the fiscal year ended April 30, 1998, the aggregate compensation paid to each of the Trustees during calendar year 1997 by all of the funds to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies in the Alliance Fund Complex with respect to which each of the Trustees serves as a director or trustee, are set forth below. Neither of the Funds nor any fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Trustees is a director or trustee of one or more other registered investment companies in the Alliance Fund Complex.

                                                                Total Number
                                                                of Funds
                                                                in the
                                                                Alliance
                                                  Total         Fund Complex,
                       Aggregate     Aggregate    Compensation  Including
                       Compensation  Compensation from the      the Trust,
                       from the      from the     Alliance      as to which
                       Conservative  Growth       Fund Complex  the Trustee
Name of Trustee        Investors     Investors    Including     is a Director
of the Fund            Fund          Fund         the Trust*    or Trustee
_______________        ____________  ____________ ____________  _____________

Ruth Block             $4,515        $4,515       $164,000       82
John D. Carifa         $ --          $ --         $  --         120
Richard W. Couper      $5,150        $5,150       $ 94,000       19
William H. Foulk, Jr.  $4,520        $4,520       $149,145      115
Brenton W. Harries     $5,100        $5,100       $102,000       19
Donald J. Robinson     $4,507        $4,507       $217,358**     96

* As of June 30, 1998 there were 123 investment companies or portfolios thereof in the Alliance Fund Complex.
** Includes deferred compensation. As of December 31, 1997, the total amount of deferred compensation (including interest) payable to Mr. Robinson by the Conservative Investors Fund and the Growth Investors Fund was $13,249 and $13,586, respectively.

         [As of August 14, 1998, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Funds.]

         The Trust undertakes to provide assistance to shareholders in communications concerning the removal of any Trustee of the Trust in accordance with Section 16 of the 1940
Act.

_______________________________________________________________

                     PORTFOLIO TRANSACTIONS
_______________________________________________________________

         Under the general supervision of the Board of Trustees, the Adviser makes the Funds' portfolio decisions and determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. Neither the Funds nor the Adviser have entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Funds, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Funds. While it is impossible to place an actual dollar value on such investment information, the Adviser believes that its receipt by probably does not reduce the overall expenses of the Adviser to any material extent.

         The investment information provided to the Adviser is of the type described in Section 28(e) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Funds effect securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its clients' accounts. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if it is determined in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research services provided by the executing broker.

         The Funds may deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market. They may also purchase listed securities through the third market. Where transactions are executed in the over-the-counter market or third market, the Funds will seek to deal with the primary market makers; but when necessary in order to obtain best execution, they will utilize the services of others.

         Aggregate securities transactions for the Funds during the fiscal year ended April 30, 1998 were as follows: with respect to the Conservative Investors Fund, $52,451,646 and, in connection therewith, brokerage commissions of $61,480 (100%) were allocated to persons or firms supplying research information; and with respect to the Growth Investors Fund, $223,737,310 and, in connection therewith, brokerage commissions of $342,009 (100%) were allocated to persons or firms supplying research information. Aggregate securities transactions for the Funds during the fiscal year ended April 30, 1997 were as follows: with respect to the Conservative Investors Fund, $68,744,431 and, in connection therewith, brokerage commissions of $52,669 (100%) were allocated to persons or firms supplying research information; and with respect to the Growth Investors Fund, $179,271,861 and, in connection therewith, brokerage commission of $280,483 (100%) were allocated to persons or firms supplying research information. Aggregate securities transactions for the Funds during the fiscal year ended April 30, 1996 were as follows: with respect to the Conservative Investors Fund, $260,211,306 and, in connection therewith, brokerage commissions of $75,237 (100%) were allocated to persons or firms supplying research information; and with respect to the Growth Investors Fund, $322,321,206 and, in connection therewith, brokerage commission of $386,197 (100%) were allocated to persons or firms supplying research information.

         For the fiscal year ended April 30, 1998, the Conservative Investors Fund paid an aggregate of $61,480 in brokerage commissions; and the Growth Investors Fund paid an aggregate of $342,009 in brokerage commissions. For the fiscal year ended April 30, 1997, the Conservative Investors Fund paid an aggregate of $52,669 in brokerage commissions; and the Growth Investors Fund paid an aggregate of $280,483 in brokerage commissions. For the fiscal year ended April 30, 1996, the Conservative Investors Fund paid an aggregate of $75,237 in brokerage commissions; and the Growth Investors Fund paid an aggregate of $386,197 in brokerage commissions.

         The extent to which commissions that will be charged by broker-dealers selected by the Funds may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Funds place portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Funds; on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in servicing the Funds. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking best execution, the Funds may consider sales of shares of the Funds or other investment companies managed by the Adviser as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

         The Funds may from time to time place orders for the purchase or sale of securities (including listed call options) with Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ") and with brokers which may have their transactions cleared or settled, or both, by the Pershing Division of DLJ, for which DLJ may receive a portion of the brokerage commissions. In such instances, the placement of orders with such brokers would be consistent with the Funds' objective of obtaining the best execution and would not be dependent upon the fact that DLJ is an affiliate of the Adviser. With respect to orders placed with DLJ for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Trust), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

         The brokerage transactions engaged in by the Funds with DLJ and its affiliates during the fiscal years ended April 30, 1998, April 30, 1997 and April 30, 1996, are set forth below:

                                                                % of Fund's
                                                   % of Fund's  Aggregate
                                   Amount          Aggregate    Dollar
Fiscal Year                        Brokerage       Brokerage    Amount of
Ended April 30,  Fund              Commissions     Commissions  Transactions
_______________  ____              ___________     ___________  _____________

1998             Growth Investors      $0                0%          0%
                 Conservative
                  Investors             0                0           0

1997             Growth Investors      50             0.02%          0%
                 Conservative
                   Investors          123             0.23%          0

1996             Growth Investors      $0                0%          0%
                 Conservative
                   Investors            0                0%          0%


         The annual portfolio turnover rates of the Conservative Investors Fund and the Growth Investors Fund for the fiscal years ended April 30, 1998, April 30, 1997 and April 30, 1996 were 138%, 174% and 267% for Conservative Investors and 137%, 133% and 209% for Growth Investors, respectively.

_______________________________________________________________

                      EXPENSES OF THE FUNDS
_______________________________________________________________

         In addition to the payments to the Adviser under the Investment Advisory Contract described above, the Trust pays certain other costs including (a) brokerage and commission expenses, (b) federal, state and local taxes, including issue and transfer taxes incurred by or levied on a Fund, (c) interest charges on borrowing, (d) fees and expenses of registering the shares of the Funds under the appropriate federal securities laws and of qualifying shares of the Funds under applicable state securities laws including expenses attendant upon renewing and increasing such registrations and qualifications, (e) expenses of printing and distributing the Funds' prospectuses and other reports to shareholders, (f) costs of proxy solicitations,
(g) transfer agency fees described below, (h) charges and expenses of the Trust's custodian, (i) compensation of the Trust's officers, Trustees and employees who do not devote any part of their time to the affairs of the Adviser or its affiliates, (j) costs of stationery and supplies, and (k) such promotional expenses as may be contemplated by the Distribution Services Agreement described below.

Distribution Arrangements

         Rule 12b-1 adopted by the SEC under the 1940 Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Trust has adopted a plan for each class of shares of the Funds pursuant to Rule 12b-1 (each a "Plan" and collectively the "Plans"). Pursuant to the Plans, each Fund pays Alliance Fund Distributors, Inc. (the "Principal Underwriter") a Rule 12b-1 distribution services fee which may not exceed an annual rate of 0.50% of a Fund's aggregate average daily net assets attributable to the Class A shares, 1.00% of a Fund's aggregate average daily net assets attributable to the Class B shares and 1.00% of a Fund's aggregate average daily net assets attributable to the Class C shares to compensate the Principal Underwriter for distribution expenses. The Trustees currently limit payments under the Class A Plan to 0.30% of a Fund's aggregate average daily net assets attributable to the Class A shares. The Plans provide that a portion of the distribution services fee in an amount not to exceed 0.25% of the aggregate average daily net assets of a Fund attributable to each of the Class A, Class B and Class C shares constitutes a service fee that the Principal Underwriter will use for personal service and/or the maintenance of shareholder accounts. The Plans also provide that the Adviser may use its own resources, which may include management fees received by the Adviser from the Trust or other investment companies which it manages and the Adviser's past profits, to finance the distribution of the Funds' shares.

         Each Plan may be terminated with respect to the class of shares of any Fund to which the Plan relates by vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans (the "Qualified Trustees"), or by vote of a majority of the outstanding voting securities of that class. Each Plan may be amended by vote of the Trustees, including a majority of the Qualified Trustees, cast in person at a meeting called for that purpose. Any change in a Plan that would materially increase the distribution costs to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly a written report of such distribution costs and the purposes for which such costs have been incurred with respect to each Fund's Class A, Class B and Class C shares. For so long as the Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

         The Plans may be terminated with respect to any Fund or class of shares thereof at any time on 60 days' written notice without payment of any penalty by the Principal Underwriter or by vote of a majority of the outstanding voting securities of that Fund or that class (as appropriate) or by vote of a majority of the Qualified Trustees.

         The Plans will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Qualified Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

         For services rendered by the Principal Underwriter in connection with the distribution of Class A shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $35,259 and $90,118 with respect to the Class A shares of the Conservative Investors Fund and the Growth Investors Fund, respectively, during the fiscal year ended April 30, 1998. For services rendered by the Principal Underwriter in connection with the distribution of Class A shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $39,343 and $87,204 with respect to the Class A shares of the Conservative Investors Fund and the Growth Investors Fund, respectively, during the fiscal year ended April 30, 1997. For services rendered by the Principal Underwriter in connection with the distribution of Class A shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $45,690 and $81,307 with respect to the Class A shares of the Conservative Investors Fund and the Growth Investors Fund, respectively, during the fiscal year ended April 30, 1996.

         For services rendered by the Principal Underwriter in connection with the distribution of Class B shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $285,077 and $679,834 with respect to the Class B shares of the Conservative Investors Fund and the Growth Investors Fund, respectively, during the fiscal year ended April 30, 1998. For services rendered by the Principal Underwriter in connection with the distribution of Class B shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $304,539 and $613,255 with respect to the Class B shares of the Conservative Investors Fund and the Growth Investors Fund, respectively, during the fiscal year ended April 30, 1997. For services rendered by the Principal Underwriter in connection with the distribution of Class B shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $316,700 and $523,545 with respect to the Class B shares of the Conservative Investors Fund and the Growth Investors Fund, respectively, during the fiscal year ended April 30, 1996.

         For services rendered by the Principal Underwriter in connection with the distribution of Class C shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $40,720 and $70,649 with respect to the Class C shares of the Conservative Investors Fund and the Growth Investors Fund, respectively, during the fiscal year ended April 30, 1998. For services rendered by the Principal Underwriter in connection with the distribution of Class C shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $49,620 and $60,207 with respect to the Class C shares of the Conservative Investors Fund and the Growth Investors Fund, respectively, during the fiscal year ended April 30, 1997. For services rendered by the Principal Underwriter in connection with the distribution of Class C shares pursuant to the Plan applicable to such shares, the Principal Underwriter received $48,204 and $48,786 with respect to the Class C shares of the Conservative Investors Fund and the Growth Investors Fund, respectively, during the fiscal year ended April 30, 1996.

         The Principal Underwriter has informed the Trust that expenses incurred by it and costs allocated to it in connection with activities primarily intended to result in the sale of Class A, Class B, and Class C shares, respectively, were as follows for the fiscal year ended April 30, 1998:

                   CONSERVATIVE INVESTORS FUND
              Amount of Expense and Allocated Cost

Category                   Class A      Class B      Class C
of Expense                 Shares       Shares       Shares
__________                 _______      _______      _______

Advertising/
 Marketing                 $13,640      $60,439       $12,856

Printing and
 Mailing of
 Prospectuses
 and Semi-Annual
 and Annual
 Reports to Other
 than Current
 Shareholders               $2,061      $13,717        $3,275
Compensation to
  Underwriters             $23,958     $117,959       $25,892

Compensation to
  Dealers                  $36,777     $241,416       $47,170
Compensation to
  Sales
  Personnel                 $2,004       $3,642          $594
Interest, Carrying or
  Other
  Financing  Charges          $N/A      $31,658        $4,525

Other (includes
  personnel costs
  of those home
  office employees
  involved in the
  distribution effort
  and the travel-
  related expenses
  incurred by the
  marketing personnel
  conducting seminars)     $39,801     $172,001       $38,669

Total                     $118,241     $640,832      $132,981

                      Growth Investors Fund
              Amount of Expense and Allocated Cost

Category                   Class A      Class B      Class C
of Expense                 Shares       Shares       Shares

Advertising/
 Marketing                 $18,922      $62,060       $15,984

Printing and
 Mailing of
 Prospectuses
 and Semi-Annual
 and Annual
 Reports to Other
 than Current
 Shareholders               $6,632      $23,155        $5,102
Compensation to
  Underwriters             $36,152     $121,234       $29,660

Compensation to
  Dealers                  $84,122     $443,308       $81,020
Compensation to
  Sales
  Personnel                 $6,467       $6,281        $1,877
Interest, Carrying or
  Other
  Financing Charges           $N/A      $75,713        $7,891

Other (includes
  personnel costs
  of those home
  office employees
  involved in the
  distribution effort
  and the travel-
  related expenses
  incurred by the
  marketing personnel
  conducting seminars)     $60,851     $185,895       $45,139

Total                     $213,146     $917,646      $186,673

Custodial Arrangements

         State Street Bank and Trust Company, 225 Franklin
Street, Boston, MA, 02110 ("State Street Bank") is the Trust's custodian.

Transfer Agency Arrangements

         Alliance Fund Services, Inc. ("AFS"), an indirect wholly-owned subsidiary of the Adviser, receives a transfer agency fee per account holder of each of the Class A, Class B and Class C shares of the Trust, plus reimbursement for out-of-pocket expenses. The transfer agency fee with respect to the Class B and Class C shares is higher than the transfer agency fee with respect to the Class A shares, reflecting the additional costs associated with the Class B and Class C contingent deferred sales charge.

_______________________________________________________________

                       PURCHASE OF SHARES
_______________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares --
How To Buy Shares."

General

         Shares of the Funds are offered on a continuous basis at a price equal to their net asset value plus an initial sales charge at the time of purchase (the "Class A shares"), with a contingent deferred sales charge (the "Class B shares"), without any initial sales charge, as long as the shares are held for one year or more, without any contingent deferred sales charge (the "Class C shares"),in each case as described below. Shares of the Funds that are offered subject to a sales charge are offered on a continuous basis through (i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with the Principal Underwriter ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Principal Underwriter ("selected agents"), and (iii) the Principal Underwriter.

         The minimum for initial investments for any class of shares is $250; subsequent investments (other than reinvestments of dividends and capital gains distributions in shares) must be in the minimum amount of $50. As described under "Shareholder Services," the Funds offer an automatic investment program and a 403(b)(7) retirement plan which permit investments of $25 or more. The subscriber may use the Subscription Application found in the Prospectus for his or her initial investment. Sales personnel of selected dealers and agents distributing the Funds' shares may receive differing compensation for selling Class A, Class B or Class C shares.

         Investors may purchase shares of the Funds in the United States either through selected dealers or agents or directly through the Principal Underwriter. Shares may also be sold in foreign countries where permissible. The Funds may refuse any order for the purchase of shares for any reason. The Funds reserve the right to suspend the sale of their shares to the public in response to conditions in the securities markets or for other reasons.

         Investors may purchase shares of the Funds through selected dealers, agents or financial representatives directly through the Principal Underwriter. Sales personnel of selected dealers and agents distributing the Funds' shares may receive differing compensation for selling Class A, Class B or Class C shares.

         Shares may also be sold in foreign countries where permissible. The Funds may refuse any order for the purchase of shares. The Funds reserve the right to suspend the sale of their shares to the public in response to conditions in the securities markets or for other reasons.

         The public offering price of shares of the Funds is their net asset value, plus, in the case of Class A shares, a sales charge which will vary depending on the amount of the purchase alternative chosen by the investor, as shown in the table in the Prospectus under "Purchase and Sales of Shares." On each Fund business day on which a purchase or redemption order is received by a Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the per share net asset value is computed in accordance with the Trust's Agreement and Declaration of Trust and By-Laws as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the total assets attributable to a class, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any day on which the Exchange is open for trading.

         The respective per share net asset values of the Class A, Class B and Class C shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class B and Class C shares may be lower than the per share net asset value of the Class A shares, as a result of the differential daily expense accruals of the distribution and transfer agency fees applicable with respect to those classes of shares. Even under those circumstances, the per share net asset values of the four classes eventually will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differential among the classes.

         The Funds will accept unconditional orders for their shares to be executed at the public offering price equal to their net asset value next determined (plus, if applicable, Class A sales charges) as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day (plus, if applicable, Class A sales charges). In the case of orders for purchase of shares placed through selected dealers, agents or financial representatives, as applicable, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer, agent or financial representative receives the order prior to the close of regular trading on the Exchange and transmits it to the Principal Underwriter prior to 5:00 p.m. Eastern time. The selected dealer, agent or financial representative, as applicable, is responsible for transmitting such orders by 5:00 p.m. Eastern time. If the selected dealer, agent or financial representative, as applicable, fails to do so, the investor's right to purchase shares at that day's closing price must be settled between the investor and the selected dealer, agent or financial representatives, as applicable. If the selected dealer, agent or financial representative, as applicable, either receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

         Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application, both of which may be obtained by calling the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Except with respect to certain omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for shares purchased by telephone can be made only by Electronic Funds Transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). If a shareholder's telephone purchase request is received before 3:00 p.m. Eastern time on a Fund business day, the order to purchase shares is automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

         Full and fractional shares are credited to a subscriber's account in the amount of his or her subscription.
As a convenience to the subscriber, and to avoid unnecessary expense to the Fund, share certificates representing shares of the Fund are not issued except upon written request to the Fund by the shareholder or his or her authorized selected dealer, agent or financial representative. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund.

         In addition to the discount or commission amount paid to dealers or agents, the Principal Underwriter from time to time pays additional cash bonuses or other incentives to dealers or agents, including EQ Financial Consultants, Inc., formerly Equico Securities, Inc. an affiliate of the Principal Underwriter ("Equico", in connection with the sale of shares of the Funds. Such additional amounts may be utilized, in whole or in part, to provide additional compensation to registered representatives who sell shares of the Funds. On some occasions, such cash or other incentives will be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other Alliance Mutual Funds, as defined below, during a specific period of time. On some occasions, such cash or other incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment incurred in connection with travel, lodging and entertainment incurred in connection with travel taken by persons associated with a dealer or agent and their immediate family members to urban or resort locations within or outside the United States. Such dealer or agent may elect to receive cash incentives of equivalent amount in lieu of such payments.

         Class A, Class B and Class C shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that
(i) Class A shares bear the expense of the initial sales charge (or contingent deferred sales charge, when applicable) and Class B and Class C shares bear the expense of the deferred sales charge, (ii) Class B shares and Class C shares each bear the expense of a higher distribution services fee than that borne by Class A shares, (iii) Class B and Class C shares bear higher transfer agency costs than those borne by Class A shares,
(iv) each class has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote to Class A shareholders, an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, the Class A shareholders, the Class B shareholders will vote separately by Class, and (v) Class B shares are subject to a conversion feature. Each class has different exchange privileges and certain different shareholder service options available.

         The Trustees of the Trust have determined that currently no conflict of interest exists between or among the Class A, Class B and Class C shares. On an ongoing basis, the Trustees of the Trust, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Alternative Retail Purchase Arrangements -- Class A, Class B and
Class C Shares

         The alternative purchase arrangements available with respect to Class A shares, Class B shares and Class C shares permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Funds, the accumulated distribution services fee and contingent deferred sales charges on Class B shares prior to conversion, or the accumulated distribution services fee and contingent deferred sales charge on Class C shares, would be less than the initial sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges on Class A shares, as described below. In this regard, the Principal Underwriter will reject any order (except orders from certain retirement plans) for more than $250,000 for Class B shares. Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at net asset value. For this reason, the Principal Underwriter will reject any order for more than $1,000,000 for Class C shares.

         Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares. However, because initial sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class B shares or Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially.

         Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution charges and being subject to a contingent deferred sales charge for a four-year and one-year period, respectively. For example, based on current fees and expenses, an investor subject to the 4.25% initial sales charge on Class A shares would have to hold his or her investment approximately seven years for the Class C distribution services fee to exceed the initial sales charge plus the accumulated distribution services fee on Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class C distribution services fees on the investment, fluctuations in net asset value or the effect of different performance assumptions.

         Those investors who prefer to have all of their funds invested initially but may not wish to retain Fund shares for the period during which Class B shares are subject to a contingent deferred sales charge may find it more advantageous to purchase Class C shares.

Class A Shares

         The public offering price of Class A shares is the net asset value plus a sales charge, as set forth below:

                                                 Discount or
                                                 Commission
                                    As % of      to Dealers
                      As % of       the          or Agents
                      Net           Public       As % of
Amount of             Amount        Offering     Offering
Purchase              Invested      Price        Price
________              ________      ________     ___________

Less than
   $100,000 . . . .   4.44%         4.25%        4.00%
$100,000 but
    less than
    $250,000 . . . .  3.36          3.25         3.00
$250,000 but
    less than
    $500,000 . . . .  2.30          2.25         2.00
$500,000 but
    less than
    $1,000,000*. . .  1.78          1.75         1.50

____________________

* There is no initial sales charge on transactions of $1,000,000 or more.

         With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. In determining the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the
time they are subject to the sales charge.   Proceeds from the
contingent deferred sales charge on Class A shares are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Funds in connection with sales of Class A shares, such as the payment of compensation to selected dealers and agents for selling
Class A shares. With respect to purchases of $1,000,000 or more made through selected dealers or agents, the Adviser may, pursuant to the Rule 12b-1 Plans described above, pay such dealers or agents from its own resources a fee of up to 1% of the amount invested to compensate such dealers or agents for their distribution assistance in connection with such purchases.

         No initial sales charge is imposed on Class A shares issued (i) pursuant to the automatic reinvestment of income dividends or capital gains distributions, or (ii) in exchange for Class A shares of other Alliance Mutual Funds (as that term is defined under "Combined Purchase Privilege" below), except that an initial sales charge will be imposed on Class A shares issued in exchange for Class A shares of AFD Exchange Reserves ("AFDER") that were purchased for cash without the payment of an initial sales charge and without being subject to a contingent deferred sales charge. The Funds receive the entire net asset value of their Class A shares sold to investors. The Principal Underwriter's commission is the sales charge shown in the Prospectus less any applicable discount or commission "reallowed" to selected dealers and agents. The Principal Underwriter will reallow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, the Principal Underwriter may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Principal Underwriter. A selected dealer or agent who receives a reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933, as amended.

         Set forth below is an example of the method of computing the offering price of the Class A shares. The example assumes a purchase of Class A shares of the Conservative Investors Fund and of the Growth Investors Fund aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of Class A shares of the Fund on April 30, 1998:

Conservative Investors Fund

Net Asset Value per Class A Share
at April 30, 1998:                     $15.09

Per Share Sales Charge - 4.25% of
offering price (4.42% of net asset
value per share)                       $ 0.67
                                       ______

Class A Per Share Offering Price to
the Public                             $15.67
                                       ======

Growth Investors Fund

Net Asset Value per Class A Share
at April 30, 1998                      $11.97

Per Share Sales Charge - 4.25% of
offering price (4.42% of net asset
value per share)                       $ 0.53
                                       ______

Class A Per Share Offering Price to
the Public                             $12.50
                                       ======

         Investors choosing the initial sales charge alternative may under certain circumstances be entitled to pay (i) no initial sales charge (but be subject in most cases to a contingent deferred sales charge) or (ii) a reduced initial sales charge. The circumstances under which such investors may pay a reduced initial sales charge are described below.

         Combined Purchase Privilege. Certain persons may qualify for the sales charge reductions indicated in the schedule of such charges shown in the Prospectus by combining purchases of shares of a Fund into a single "purchase," if the resulting "purchase" totals at least $100,000. The term "purchase" refers to: (i) a single purchase by an individual, or two concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares of a Fund for his, her or their own account(s); (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company," as that term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. A "purchase" may also include shares, purchased at the same time through a single selected dealer or agent, of any other Alliance Mutual Fund. Currently, the Alliance Mutual Funds include:

         AFD Exchange Reserves
         Alliance All-Asia Investment Fund, Inc.
         Alliance Balanced Shares, Inc.
         Alliance Bond Fund, Inc.
           -Corporate Bond Portfolio
           -U.S. Government Portfolio
         Alliance Developing Markets Fund, Inc.
         Alliance Global Dollar Government Fund, Inc.
         Alliance Global Small Cap Fund, Inc.
         Alliance Global Strategic Income Trust, Inc.
         Alliance Greater China '97 Fund, Inc.
         Alliance Growth and Income Fund, Inc.
         Alliance High Yield Fund, Inc.
         Alliance International Fund
         Alliance International Premier Growth Fund, Inc.
         Alliance Limited Maturity Government Fund, Inc.
         Alliance Mortgage Securities Income Fund, Inc.
         Alliance Multi-Market Strategy Trust, Inc.
         Alliance Municipal Income Fund, Inc.
           -California Portfolio
           -Insured California Portfolio
           -Insured National Portfolio
           -National Portfolio
           -New York Portfolio
         Alliance Municipal Income Fund II
           -Arizona Portfolio
           -Florida Portfolio
           -Massachusetts Portfolio
           -Michigan Portfolio
           -Minnesota Portfolio
           -New Jersey Portfolio
           -Ohio Portfolio
           -Pennsylvania Portfolio

           -Virginia Portfolio
         Alliance New Europe Fund, Inc.
         Alliance North American Government Income Trust, Inc.
         Alliance Premier Growth Fund, Inc.
         Alliance Quasar Fund, Inc.
         Alliance Real Estate Investment Fund, Inc.
         Alliance/Regent Sector Opportunity Fund, Inc.
         Alliance Select Investors Series, Inc.
           -Premier Portfolio
         Alliance Technology Fund, Inc.
         Alliance Utility Income Fund, Inc.
         Alliance Worldwide Privatization Fund, Inc.
         The Alliance Fund, Inc.
         The Alliance Portfolios
           -Alliance Conservative Investors Fund
           -Alliance Growth Fund
           -Alliance Growth Investors Fund
           -Alliance Short-Term U.S. Government Fund

         Prospectuses for the Alliance Mutual Funds may be obtained without charge by contacting AFS at the address or the "For Literature" telephone number shown on the front cover of this Statement of Additional Information.

         Cumulative Quantity Discount (Right of Accumulation).
An investor's purchase of additional Class A shares of a Fund may qualify for a Cumulative Quantity Discount. The applicable sales charge will be based on the total of:

         (i)    the investor's current purchase;

         (ii) the net asset value (at the close of business on the previous day) of (a) all Class A, Class B and Class C shares of the Fund held by the investor and (b) all shares of any other Alliance Mutual Fund held by the investor; and

         (iii) the net asset value of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

         For example, if an investor owned shares of an Alliance Mutual Fund worth $200,000 at their then current net asset value and, subsequently, purchased Class A shares of the Fund worth an additional $100,000, the initial sales charge for the $100,000 purchase would be at the rate 2.25% applicable to a single $300,000 purchase of shares of the Fund, rather than the 3.25% rate.

         To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a selected dealer or agent, the investor or selected dealer or agent must provide the Principal Underwriter with sufficient information to verify that each purchase qualifies for the privilege or discount.

         Statement of Intention. Class A investors may also obtain the reduced initial sales charges shown in the Prospectus by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $100,000 within a period of 13 months in Class A shares (or Class A, Class B and/or Class C shares) of a Fund or any other Alliance Mutual Fund.
Each purchase of shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement of Intention. At the investor's option, a Statement of Intention may include purchases of shares of a Fund or any other Alliance Mutual Fund made not more than 90 days prior to the date that the investor signs the Statement of Intention; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

         Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Alliance Mutual Funds under a single Statement of Intention. For example, if at the time an investor signs a Statement of Intention to invest at least $100,000 in Class A shares of a Fund, the investor and the investor's spouse each purchase shares of the Fund worth $20,000 (for a total of $40,000), it will only be necessary to invest only a total of $60,000 during the following 13 months in shares of the Fund or any other Alliance Mutual Fund to qualify for the 3.25% sales charge on the total amount being invested, the sales charge applicable to an investment of $100,000).

         The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining shares will be registered in the name of the investor) to secure payment of the higher initial sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the initial sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in the initial sales charge will be used to purchase additional shares of a Fund subject to the rate of the initial sales charge applicable to the actual amount of the aggregate purchases.

         Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in Class A shares of a Fund should complete the appropriate portion of the Subscription Application found in the Prospectus while current Class A shareholders desiring to do so can obtain a form of Statement of Intention by contacting AFS at the address or telephone numbers shown on the cover of this Statement of Additional Information.

         Certain Retirement Plans. Multiple participant payroll deduction retirement plans may also purchase shares of a Fund or any other Alliance Mutual Fund at a reduced initial sales charge on a monthly basis during the 13-month period following such a plan's initial purchase. The initial sales charge applicable to such initial purchase of shares of a Fund will be that normally applicable, under the schedule of the initial sales charges set forth above, to an investment 13 times larger than such initial purchase. The sales charge applicable to each succeeding monthly purchase will be that normally applicable, under such schedule, to an investment equal to the sum of (i) the total purchases previously made during the 13-month period and (ii) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales charges previously paid during such period will not be retroactively adjusted on the basis of later purchases.

         Reinstatement Privilege. A shareholder who has caused any or all of his or her Class A or Class B shares of a Fund to be redeemed or repurchased may reinvest all or any portion of the redemption or repurchase proceeds in Class A shares of the Fund at net asset value without any sales charge, provided that
(i) such reinvestment is made within 120 calendar days after the redemption or repurchase date and (ii) for Class B shares, a contingent deferred sales charge has been paid and the Principal Underwriter has approved, at its discretion, the reinvestment of such shares. Shares are sold to a reinvesting shareholder at the net asset value next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for federal tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund within 30 calendar days after the redemption or repurchase transaction. The reinstatement privilege may be used by the shareholder only once, irrespective of the number of shares redeemed or repurchased, except that the privilege may be used more than once in connection with transactions whose sole purpose is to transfer a shareholder's interest in a Fund to his or her individual retirement account or other qualified retirement plan account. Investors may exercise the reinstatement privilege by written request sent to a Fund at the address shown on the cover of this Statement of Additional Information.

         Sales at Net Asset Value. The Funds may sell their Class A shares at net asset value (i.e., without any initial sales charge), and without any contingent deferred sales charge to certain categories of investors including: (i) investment management clients of the Adviser or its affiliates;
(ii) officers and present or former Trustees of the Trust; present or former directors and trustees of other investment companies managed by the Adviser; present or retired full-time employees of the Adviser; the Principal Underwriter, AFS and their affiliates; officers and directors of ACMC, the Principal Underwriter, AFS and their affiliates; officers, directors and present and full-time employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative, if such shares are purchased for investment purposes (such shares may not be resold except to the relevant
Fund); (iii) the Adviser, Principal Underwriter, AFS and their affiliates; certain employee benefit plans for employees of the Adviser, the Principal Underwriter, AFS and their affiliates;
(iv) registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by the Principal Underwriter and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment advisor or financial intermediary on the books of such approved broker or agent; (v) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer and approved by the Principal Underwriter, pursuant to which such persons pay an asset-based fee to such broker-dealer, or its affiliate or agent, for service in the nature of investment advisory or administrative services; (vi) persons who establish to the Principal Underwriter's satisfaction that they are investing in the Fund, within such time period as may be designated by the Principal Underwriter, proceeds of their redemption of shares of such other registered investment companies as may be designated from time to time by the Principal Underwriter; and (vii) employer-sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans and individual retirement accounts (including individual retirement accounts to which simplified employee pension (SEP) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Principal Underwriter.

Class B Shares

         Investors may purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without an initial sales charge so that the Funds will receive the full amount of the investor's purchase payment.

         Proceeds from the contingent deferred sales charge on the Class B shares are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Funds in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The combination of the contingent deferred sales charge and the distribution services fee enables the Funds to sell Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

         Contingent Deferred Sales Charge. Class B shares that are redeemed within four years of purchase will be subject to a contingent deferred sales charge at the rates set forth below. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

         To illustrate, assume that an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares (proceeds of $600), 10 Class B shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the second year after purchase, as set forth below).

         The amount of the contingent deferred sales charge, if any, will vary depending on the number of years between the date of payment for the purchase of Class B shares and the date of redemption of such shares.

    Contingent Deferred Sales Charge as a % of Dollar Amount

                               Shares
                           Purchased On or
 Years since               After August 2,    Shares Purchased
 Purchase                  1993 but Before       On or After
 Subject to                 November 19,        November 19,
  Change                        1993                1993
 __________                _______________    ________________

   First                        5.50%               4.00%
   Second                       4.50%               3.00%
   Third                        3.50%               2.00%
   Fourth                       2.50%               1.00%
   Fifth                        1.50%               None
   Thereafter                   0.50%               None

         In determining the contingent deferred sales charge applicable to a redemption of Class B, it will be assumed that the redemption consists first, of any shares were acquired upon the reinvestment of dividends or distributions and, second, of shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable contingent deferred sales charge and conversion schedules will be the schedules that applied at the time of purchase of shares originally purchased by the shareholder.

         The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2, (iii) that had been purchased by present or former Trustees of the Trust, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, or
(iv) pursuant to a systematic withdrawal plan (see "Shareholder Services--Systematic Withdrawal Plan" below).

         Conversion Feature. Class B shares will automatically convert to Class A shares on the tenth Fund business day in the month following the month in which the eighth anniversary date of the acceptance of the purchase order for the Class B shares occurs and such shares will no longer be subject to a higher distribution services fee. Such conversions will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Principal Underwriter to have been compensated for distribution expenses incurred in the sale of such shares. See "Shareholder Services--Exchange Privilege."

         For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A shares, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

         The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class B shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period.

Class C Shares

         Investors may purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for at least one year, upon redemption. Class C shares are sold without an initial sales charge, so that a Fund will receive the full amount of the investor's purchase payment and, as long as the shares are held for one year or more, without a contingent deferred sales charge so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. The Class C distribution services fee enables a Fund to sell Class C shares without either an initial or contingent deferred sales charge, as long as the shares are held for one year or more. Class C shares do not convert to any other class of shares and incur higher distribution services fees and transfer agency costs than Class A shares. Class C share will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares.

         Class C shares that are redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%, charged as a percentage of the lesser of their original cost or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class C shares will be waived on the types of redemptions with respect to which a Class B contingent deferred sales charge would be waived (see above under "--Class B Shares"), and will be applied to redemptions of shares by shareholders who hold both Class C shares and shares of one or more other classes subject to a contingent deferred sales charge as described above under "--Class B Shares."

         Proceeds from the contingent deferred sales charge are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, such as the payment of compensation to selected dealers and agents for selling Class C shares. The combination of the contingent deferred sales charge and the distribution services fee enables the Fund to sell the Class C shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class C shares will cause such shares to have a higher expense ratio and to pay lower dividends than those paid with respect to Class A shares.

_______________________________________________________________

               REDEMPTION AND REPURCHASE OF SHARES
_______________________________________________________________

         The following information supplements that set forth in the Funds' Prospectus under the heading "Purchase and Sale of Shares--How to Sell Shares."

Redemption

         Subject only to the limitations described below, the Funds will redeem the shares tendered to them, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered for redemption in proper form. Except for any contingent deferred sales charge which may be applicable to Class A, Class B and

Class C shares, there is no redemption charge. Payment of the redemption price will be made within seven days after a Fund's receipt of such tender for redemption. If a shareholder has any questions regarding what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial representative.

         The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of security holders of a Fund.

         Payment of the redemption price may be made in cash.
The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of a Fund's portfolio securities at the time of such redemption or repurchase. Redemption proceeds will reflect the deduction of the applicable contingent deferred sales charge, if applicable. Payment (either in cash or in portfolio securities) received by a shareholder upon redemption or repurchase of his shares, assuming the shares constitute capital assets in his hands, may result in capital gains or losses, the nature of which depends upon the shareholder's holding period and basis in respect of the shares redeemed.

         To redeem shares of a Fund for which no share certificates have been issued, the registered owner or owners should forward a letter to the Fund containing a request for redemption. The signature or signatures on the letter must be guaranteed by an institution that is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

         To redeem shares of the Funds represented by share certificates, the investor should forward the appropriate share certificate or certificates, endorsed in blank or with blank stock powers attached, to the relevant Fund with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each share certificate surrendered to the Fund for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the share certificate or certificates or, where tender is made by mail, separately mailed to the relevant Fund. The signature or signatures on the assignment form must be guaranteed in the manner described above.

         Telephone Redemption By Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by electronic funds transfer of shares for which no share certificates have been issued by telephone at (800) 221-5672 by a shareholder who has completed the appropriate portion of the Subscription Application found in the Prospectus or, in the case of an existing shareholder, an "Autosell" application obtained from AFS. A telephone redemption request may not exceed $100,000 (except for certain omnibus accounts), and must be made by 4:00 p.m. Eastern time on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

         Telephone Redemption By Check. Each Fund shareholder is eligible to request redemption by check of Fund shares for which no share certificates have been issued, by telephone at
(800) 221-5672 before 4:00 p.m. Eastern time on a Fund business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to AFS, or by checking the appropriate box on the Subscription Application found in the Prospectus.

         Telephone Redemptions--General. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching AFS by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AFS at the address shown on the cover of this Statement of Additional Information. The Funds reserve the right to suspend or terminate their telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued,
(ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account. Neither the Funds nor the Adviser, the Principal Underwriter nor AFS will be responsible for the authenticity of telephone requests for redemptions that a Fund reasonably believes to be genuine. AFS will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If AFS did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

Repurchase

         The Funds may repurchase shares through the Principal Underwriter, selected financial intermediaries or selected dealers or agents. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request (less the contingent deferred sales charge, if any), except that requests placed through selected dealers or agents before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of the close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary, selected dealer or agent is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. Eastern time. If the financial intermediary or selected dealer or agent fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and the selected dealer or agent. A shareholder may offer shares of a Fund to the Principal Underwriter either directly or through a selected dealer or agent. Neither the Funds nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares (except for the contingent deferred sales charge, if any). Normally, if shares of the Funds are offered through a financial intermediary, selected dealer or agent, the repurchase is settled by the shareholder as an ordinary transaction with or through the selected dealer or agent, who may charge the shareholder for this service. The repurchase of shares of the Funds as described above is a voluntary service of the Funds and the Funds may suspend or terminate this practice at any time.

General

         The Funds reserve the right to close out an account that through redemption has remained below $200 for 90 consecutive days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. No contingent deferred sales charge will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of the Funds recently purchased by check, redemption proceeds will not be made available until the relevant

Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

_______________________________________________________________

                      SHAREHOLDER SERVICES
_______________________________________________________________

         The following information supplements that set forth in the Funds' Prospectus under the heading "Purchase and Sale of Shares--Shareholder Services." The shareholder services set forth below are applicable to all classes of shares unless otherwise indicated.

Automatic Investment Program

         Investors may purchase shares of the Funds through an automatic investment program utilizing Electronic Funds Transfers drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount (at least $25) are used to purchase shares through the selected dealer or agent designated by the investor at the public offering price next determined after the Principal Underwriter receives the proceeds from the investor's bank. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Subscription Application found in the Prospectus. Current shareholders should contact AFS at the address or telephone numbers shown on the cover of this Statement of Additional Information to establish an automatic investment program.

Exchange Privilege

         You may exchange your investment in the Funds for shares of the same class of other Alliance Mutual Funds (including AFD Exchange Reserves, a money market fund managed by the Adviser). In addition, (i) present officers and full-time employees of the Adviser, (ii) present Directors or Trustees of any Alliance Mutual Fund and (iii) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, AFS and their affiliates may exchange Class A shares of any Alliance Mutual Fund for Advisor Class shares of any other Alliance Mutual Fund, including the Fund. Exchanges of shares are made at the net asset value next determined after receipt of a properly completed exchange request and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by AFS. by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value.

         Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption and, in the case of Class B shares, for the purpose of conversion to Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the Alliance Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

         Please read carefully the prospectus of the mutual fund into which you are exchanging before submitting the request.
Call AFS at (800) 221-5672 to exchange uncertificated shares. An exchange is a taxable capital transaction for federal tax purposes. The exchange service may be changed, suspended or terminated on 60 days' written notice.

         All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus for the Alliance Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Alliance Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such fund's prospectus, or
(ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Alliance Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date. Exchanges of shares of Alliance Mutual Funds will generally result in the realization of a capital gain or loss for federal income tax purposes.

         Each Fund shareholder, and the shareholder's selected dealer, agent or financial representative, as applicable, are authorized to make telephone requests for exchanges unless AFS receives written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus. Such telephone requests cannot be accepted with respect to shares then represented by share certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

         Eligible shareholders desiring to make an exchange should telephone AFS with their account number and other details of the exchange at (800) 221-5672 before 4:00 p.m. Eastern time, on a Fund business day as defined above. Telephone requests for exchanges received before 4:00 p.m. Eastern time on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching AFS by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AFS at the address shown on the cover of this Statement of Additional Information.

         A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount worth of his or her Fund shares (minimum $25) is automatically exchanged for shares of another Alliance Mutual Fund. Auto Exchange transactions normally occur on the 12th day of each month, or the Fund business day prior thereto.

         None of the Alliance Mutual Funds, the Adviser, the Principal Underwriter or AFS will be responsible for the authenticity of telephone requests for exchanges that a Fund reasonably believes to be genuine. AFS will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If AFS did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers, agents or financial representatives, as applicable, may charge a commission for handling telephone requests for exchanges.

         The exchange privilege is available only in states where shares of the Alliance Mutual Funds being acquired may legally be sold. Each Alliance Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders to modify, restrict or terminate the exchange privilege.

Retirement Plans

         The Funds may be a suitable investment vehicle for part or all of the assets held in various types of retirement plans, such as those listed below. The Funds have available forms of such plans pursuant to which investments can be made in a Fund and other Alliance Mutual Funds. Persons desiring information concerning these plans should contact AFS at the "For Literature" telephone number on the cover of this Statement of Additional Information, or write to:

              Alliance Fund Services, Inc.
              Retirement Plans
              P.O. Box 1520
              Secaucus, New Jersey  07096-1520

         Individual Retirement Account ("IRA"). Individuals who receive compensation, including earnings from self-employment, are entitled to establish and make contributions to an IRA. Taxation of the income and gains paid to an IRA by a Fund is deferred until distribution from the IRA. An individual's eligible contribution to an IRA will be deductible if neither the individual nor his or her spouse is an active participant in an employer-sponsored retirement plan. If the individual or his or her spouse is an active participant in an employer-sponsored retirement plan, the individual's contributions to an IRA may be deductible, in whole or in part, depending on the amount of the adjusted gross income of the individual and his or her spouse.

         Employer-Sponsored Qualified Retirement Plans. Sole proprietors, partnerships and corporations may sponsor qualified money purchase pension and profit-sharing plans, including
Section 401(k) plans ("qualified plans"), under which annual tax-deductible contributions are made within prescribed limits based on compensation paid to participating individuals. The minimum initial investment requirement may be waived with respect to certain of these qualified plans.

         If the aggregate net asset value of shares of the Alliance Mutual Funds held by a qualified plan investing through the Alliance Premier Retirement Program reaches $5 million on or before December 15 in any year, all Class B shares or Class C shares of the Fund held by such plan can be exchanged, without any sales charge, for Class A shares of such Fund shortly before the end of the calendar year in which the $5 million level is attained. The Fund waives any contingent deferred sales charge applicable to redemptions of Class B shares by qualified plans investing through the Alliance Premier Retirement Program.

         Simplified Employee Pension Plan ("SEP"). Sole proprietors, partnerships and corporations may sponsor a SEP under which they make annual tax-deductible contributions to an IRA established by each eligible employee within prescribed limits based on employee compensation.

         403(b)(7) Retirement Plan. Certain tax-exempt organizations and public educational institutions may sponsor retirement plans under which an employee may agree that monies deducted from his or her compensation (minimum $25 per pay period) may be contributed by the employer to a custodial account established for the employee under the plan.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of The Equitable Life Assurance Society of the United States, which serves as custodian or trustee under the retirement plan prototype forms available from the Funds, charges certain nominal fees for establishing an account and for annual maintenance. A portion of these fees is remitted to AFS as compensation for its services to the retirement plan accounts maintained with a Fund.

         Distributions from retirement plans are subject to certain Code requirements in addition to normal redemption procedures. For additional information please contact AFS at the address or "For Literature" telephone number shown on the cover of this Statement of Additional Information.

Dividend Direction Plan

         A shareholder who already maintains, in addition to his or her Class A, Class B or Class C Fund accounts, a Class A, Class B or Class C account with one or more other Alliance Mutual Funds may direct that income dividends and/or capital gains paid on his or her Class A, Class B or Class C Fund shares be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of such other Alliance Mutual Fund(s). Further information can be obtained by contacting AFS at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Subscription Application found in the Prospectus. Current shareholders should contact AFS to establish a dividend direction plan.

Systematic Withdrawal Plan

         General. Any shareholder who owns or purchases shares of a Fund having a current net asset value of at least $4,000 (for quarterly or less frequent payments), $5,000 (for bi-monthly payments) or $10,000 (for monthly payments) may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. Systematic withdrawal plan participants must elect to have their dividends and distributions from a Fund automatically reinvested in additional shares of that Fund.

         Shares of a Fund owned by a participant in the Fund's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such withdrawal payments will be subject to any taxes applicable to redemptions and, except as discussed below, any applicable contingent deferred sales charge. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the relevant Fund.

         Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level.
Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to a Fund's involuntary redemption provisions. See "How to Sell Shares--General." Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges imposed when purchases are made. While an occasional lump-sum investment may be made by a shareholder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

         Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of a Fund should complete the appropriate portion of the Subscription Application found in the Prospectus, while current Fund shareholders desiring to do so can obtain an application form by contacting AFS at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information.

         CDSC Waiver for Class B Shares and Class C Shares.
Under a systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class B or Class C shares in a shareholder's account may be redeemed free of any contingent deferred sales charge.

         With respect to Class B shares, the waiver applies only with respect to shares acquired after July 1, 1995. Class B shares that are not subject to a contingent deferred sales charge (such as shares acquired with reinvested dividends or distributions) will be redeemed first and will count toward the foregoing limitations. Remaining Class B shares that are held the longest will be redeemed next. Redemptions of Class B shares in excess of the foregoing limitations will be subject to any otherwise applicable contingent deferred sales charge.

         With respect to Class C shares, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable contingent deferred sales charge.

Statements and Reports

         Each shareholder receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of the Trust's independent accountants, PricewaterhouseCoopers LLP, as well as a confirmation of each purchase and redemption. By contacting his or her broker or AFS, a shareholder can arrange for copies of his or her account statements to be sent to another person.

_______________________________________________________________

                         NET ASSET VALUE
_______________________________________________________________

         The net asset value of a share of each class is the quotient obtained by dividing the value, as of the close of regular trading on the Exchange (currently 4:00 p.m. Eastern time), of the net assets of the Fund represented by that class (i.e., the value of the assets of the Fund allocated to that class less the liabilities of the Fund allocated to that class, including expenses payable or accrued) by the total number of shares of such class then outstanding at such closing.

         For purposes of this computation, readily marketable portfolio securities, including open short positions, listed on the Exchange are valued at the last sale price reflected on the consolidated tape at the close of the Exchange on the business day as of which such value is being determined. If there has been no sale on such day, then the security is valued at the mean of the closing bid and asked prices on such day. If no bid and asked prices are quoted on such day, then the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect its fair market value. Securities not listed on the Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automatic Quotations, Inc. ("NASDAQ") National List ("List") are valued in like manner.

         Portfolio securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. Securities traded only in the over-the-counter market, excluding those admitted to trading on the List, are valued at the mean of the current bid and asked prices therefor as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Trustees of the Trust deems appropriate to reflect the fair market value thereof. Call options written or purchased by a Fund are valued at the last sale price and put options purchased by a Fund are valued at the last sale price. Readily marketable fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities. The prices provided by a pricing service take into account institutional size trading in similar groups of securities and any developments related to specific securities. U.S. Government Securities and other debt instruments having 60 days or less remaining until maturity are stated at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case the Board of Trustees of the Trust determines that this method does not represent fair value). All other assets, including restricted securities of a Fund, are valued in such manner as the Board of Trustees of the Trust in good faith deems appropriate to reflect their fair market value.

         The Trustees may suspend the determination of a Fund's net asset value (and the offering and sales of shares), subject to the rules of the SEC and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the SEC by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

         The assets belonging to the Class A shares, the Class B shares and the Class C shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the accrued expenses and liabilities allocated to that class from the assets belonging to that class pursuant to a multi-class plan adopted by the Trust pursuant to Rule 18f-3 under the 1940 Act.

_______________________________________________________________

               DIVIDENDS, DISTRIBUTIONS AND TAXES
_______________________________________________________________

United States Federal Income Taxation of Dividends and
Distributions

         General. Each Fund intends to qualify for tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, for each taxable year. In order to qualify as a regulated investment company, each Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (2) diversify its holdings so that at the end of each quarter of its taxable year, the following two conditions are met: (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may limit the range of the Fund's investments.

         If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to shareholders, provided Fund distributions during its taxable year equal or exceed the sum of (a) 90% of its taxable net investment income (generally, dividends, interest, certain other income, and the excess, if any, of net short-term capital gain over net long-term capital loss) and (b) 90% of the excess of (i) its tax-exempt interest income less (ii) certain deductions attributable to that income. Each Fund intends to make sufficient distributions to shareholders to meet this requirement. Investors should consult their own counsel for a complete understanding of the requirements the Funds must meet to qualify for such treatment.

         In addition, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Funds intend generally to make distributions sufficient to avoid imposition of the 4% excise tax.

         The information set forth in the Funds' Prospectus and the following discussion relates solely to federal income taxes on dividends and distributions by a Fund and assumes that each Fund qualifies as a regulated investment company. Investors should consult their own counsel for further details and for the application of state and local tax laws to his or her particular situation.

         Distributions of net capital gains (i.e. the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain (generally taxed at 20 percent tax rate for noncorporate shareholders) regardless of how long the shareholder has held its shares. Some 1998 distributions of gain realized in 1997 may be subject to tax at a 28 percent rate.

         Capital gains distributions are not eligible for the dividends-received deduction referred to above. Any dividend or distribution received by a shareholder on shares of the Fund (even if received shortly after the purchase of such shares by him or her) will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. A loss on the sale of shares held for less than six months will be treated as a long-term capital loss for federal income tax purposes to the extent of any capital gain distribution made with respect to such shares.

         Dividends and distributions are taxable in the manner described above regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of a Fund.

         For federal income tax purposes, when equity call options which a Fund has written expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a call written by a Fund is exercised, the selling price or purchase price of stock is increased by the amount of the premium, and the nature of the gain or loss on the sale of stock depends upon the holding period of the stock.
There may be short-term gains or losses associated with closing purchase transactions.

         Each Fund is required to withhold and remit to the U.S. Treasury 31% of all dividend income paid to any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has under-reported income in the past (or the shareholder fails to certify that he or she is not subject to such withholding). In addition, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the amount of the proceeds of any redemption of shares of a shareholder account for which an incorrect or no taxpayer identification number has been provided, or if the Fund is notified that you have under-reported income in the past.

         The foregoing discussion relates only to U.S. federal income tax law as it affects U.S. shareholders. The effects of federal income tax law on non-U.S. shareholders may be substantially different. Foreign investors should consult their counsel for further information as to the U.S. tax consequences of investing in a Fund.

_______________________________________________________________

                       GENERAL INFORMATION
_______________________________________________________________

Description of the Trust

         The Trust is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated March 26, 1987, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The Trust is a "series" company as described in Rule 18f-2 under the 1940 Act, having five separate portfolios, each of which is represented by a separate series of shares. In addition to the Funds, the other portfolios of the Trust are the Alliance Short-Term U.S. Government Fund, the Alliance Growth Fund and the Alliance Strategic Balanced Fund.

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series and of each class of shares thereof. The shares of each Fund and each class thereof do not have any preemptive rights. Upon termination of any Fund or any class thereof, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund or that class are entitled to share pro rata in the net assets of that Fund or that class then available for distribution to such shareholders.

         The assets received by the Trust for the issue or sale of the Class A, Class B and Class C shares of each Fund and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the appropriate class of that Fund.
The underlying assets of each Fund and each class of shares thereof are segregated and are charged with the expenses with respect to that Fund and that class and with a share of the general expenses of the Trust. While the expenses of the Trust are allocated to the separate books of account of each Series and each class of shares thereof, certain expenses may be legally chargeable against the assets of all Series or a particular class of shares thereof.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least a majority of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders.

Capitalization

         Except as noted below under "Shareholder and Trustee
Liability," all shares of the Funds when duly issued will be fully paid and non-assessable.

         Set forth below is certain information as to all persons who owned of record or beneficially 5% or more of any class of the Funds' outstanding shares at August 14, 1998:

Names and Addresses                       % of Class

Conservative Investors Fund - Class B

Merrill Lynch Pierce Fenner & Smith
For the Sole Benefit of its Customers
Attn: Fund Administration (97B86)
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484                 5.39%

Growth Investors Fund - Class C

Alliance Plans Div/FTC
C/F Howard E. Seufer IRA
Rollover Account
115 Par Metta Extension
Waverly, WV 26184-9738                      6.34%

Voting Rights

         As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust or a Fund and on other matters submitted to the vote of shareholders.

         The By-Laws of the Trust provide that the shareholders of any particular series or class shall not be entitled to vote on any matters as to which such series or class is not affected. Except with respect to matters as to which the Trustees have determined that only the interests of one or more particular series or classes are affected or as required by law, all of the shares of each series or class shall, on matters as to which such series or class is entitled to vote, vote with other series or classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more series or classes as a single class, the Trustees may, in their sole discretion, submit such matters to the shareholders of any or all such series or classes, separately. Rule 18f-2 under the 1940 Act provides in effect that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not affect any interest of such series. Although not governed by Rule 18f-2, shares of each class of a Fund will vote separately with respect to matters pertaining to the respective Distribution Plans applicable to each class.

         The terms "shareholder approval" and "majority of the outstanding voting securities" as used in the Prospectus and this Statement of Additional Information mean the lesser of (i) 67% or more of the shares of the applicable Fund or applicable class thereof represented at a meeting at which more than 50% of the outstanding shares of such Fund or such class are represented or
(ii) more than 50% of the outstanding shares of such Fund or such class.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. The Funds' shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining less than 50% of the shares voting for such election of Trustees will not be able to elect any person or persons to the Board of Trustees. A special meeting of shareholders for any purpose may be called by 10% of the Trust's outstanding shareholders.

         Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name,
(ii) to establish, change or eliminate the par value of shares or
(iii) to supply any omission, cure any ambiguity or cure, correct or supplement any defective or inconsistent provision contained in the Declaration of Trust.

Shareholder and Trustee Liability

         Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund of which he or she was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust but no such person may be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Counsel

         Legal matters in connection with the issuance of the shares of the Funds offered hereby are passed upon by Ropes &
Gray, One International Place, Boston, Massachusetts 02110.

Independent Accountants

         The financial statements of the Conservative Investors Fund and Growth Investors Fund for the fiscal year ended
April 30, 1998, which are included in this Statement of Additional Information, have been audited by PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, the Trust's independent accountants for such period, as stated in their report appearing herein, and have been so included in reliance upon such report given upon the authority of that firm as experts in accounting and auditing.

Total Return Quotations

         From time to time, a Fund may advertise its "total return." Total return is computed separately for Class A, Class B and Class C shares. Such advertisements disclose a Fund's average annual compounded total return for recent one-, five- and ten-year periods (or the life of a Fund or class, if shorter). Total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over such period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of a Fund are assumed to have been reinvested when received and the maximum sales charge applicable to purchases of Fund shares is assumed to have been paid.

         The average annual compounded total return for Class A shares of the Conservative Investors and Growth Investors Funds was 17.87% and 27.96%, respectively, for the one-year period ended April 30, 1998. The average annual compounded total return for Class A shares of the Conservative Investors and Growth Investors Funds was 9.15% and 13.80%, respectively, for the period May 4, 1992 (commencement of distribution of Class A shares) through April 30, 1998. The average annual compounded total return for Class B shares of the Conservative Investors and Growth Investors Funds was 17.04% and 27.04%, respectively, for the one year period ended April 30, 1998. The average annual compounded total return for Class B shares of the Conservative Investors and Growth Investors Funds was 8.38% and 12.99%, respectively, for the period May 4, 1992 (commencement of distribution of Class B shares) through April 30, 1998. The average annual compounded total return for Class C shares of the Conservative Investors and Growth Investors Funds was 17.04% and 27.02% respectively, for the one-year period ended April 30, 1998. The average annual compounded total return for Class C shares of the Conservative Investors and Growth Investors Funds was 7.59% and 12.30%, respectively, for the period August 2, 1993 (commencement of distribution of Class C shares) through April 30, 1998.

         A Fund's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in the Fund's portfolio and the Fund's expenses. Total return information is useful in reviewing the Fund's performance but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed return for a stated period of time. An investor's principal invested in the Fund is not fixed and will fluctuate in response to prevailing market conditions.

         Advertisements quoting performance rankings of a Fund as measured by financial publications or by independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc., and advertisements presenting the historical performance of such Fund, may also from time to time be sent to investors or placed in newspapers and magazines such as The
New York Times, The Wall Street Journal, Barrons, Investor's Business Daily, Money, Changing Times, Business Week and Forbes or other media on behalf of such Fund.

Additional Information

         This Statement of Additional Information does not contain all the information set forth in the Registration
Statement filed by the Trust with the SEC under the Securities
Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

PORTFOLIO OF INVESTMENTS
APRIL 30, 1998                                   ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________
COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-74.9%
UNITED STATES INVESTMENTS-54.1%
CONSUMER SERVICES-12.7%
BROADCASTING & CABLE-4.6%
Cox Communications, Inc. Cl.A (a)                35,000    $   1,561,875
Scripps E.W. Co. Cl.A                            30,000        1,700,625
Tele-Communications, Inc. -
  Liberty Media Group Cl.A (a)                   60,000        1,991,250
                                                             ------------
                                                               5,253,750

ENTERTAINMENT & LEISURE-4.4%
Harley-Davidson, Inc.                            70,000        2,520,000
Walt Disney Co.                                  20,000        2,486,250
                                                             ------------
                                                               5,006,250

RETAIL - GENERAL MERCHANDISE-3.7%
Dayton Hudson Corp.                              25,000        2,182,812
Home Depot, Inc.                                 30,000        2,088,750
                                                             ------------
                                                               4,271,562
                                                             ------------
                                                              14,531,562

FINANCE-12.5%
BANKING - MONEY CENTER-4.2%
BankAmerica Corp.                                25,000        2,125,000
Chase Manhattan Corp.                            19,000        2,632,687
                                                             ------------
                                                               4,757,687

BANKING - REGIONAL-1.0%
Banc One Corp.                                   20,000        1,176,250

BROKERAGE & MONEY MANAGEMENT-2.9%
Merrill Lynch & Co., Inc.                        21,000        1,842,750
Morgan Stanley, Dean Witter and Co.              19,000        1,498,625
                                                             ------------
                                                               3,341,375

INSURANCE-2.6%
American International Group, Inc.               12,000        1,578,750
Travelers Group, Inc.                            22,500        1,376,719
                                                             ------------
                                                               2,955,469

MISCELLANEOUS-1.8%
MBNA Corp.                                       60,000        2,032,500
                                                             ------------
                                                              14,263,281

CONSUMER STAPLES-7.2%
COSMETICS-3.8%
Avon Products, Inc.                              20,000        1,643,750
Gillette Co.                                     12,000        1,385,250
The Estee Lauder Co., Inc. Cl.A                  20,000        1,328,750
                                                             ------------
                                                               4,357,750

RETAIL - FOOD & DRUG-1.5%
Kroger Co. (a)                                   40,000        1,675,000

TOBACCO-1.9%
Philip Morris Cos., Inc.                         60,000        2,238,750
                                                             ------------
                                                               8,271,500

TECHNOLOGY-5.9%
COMMUNICATION EQUIPMENT-0.6%
Tellabs, Inc. (a)                                10,000          708,750

COMPUTER HARDWARE-1.0%
Compaq Computer Corp.                            40,000        1,122,500

COMPUTER SERVICES-0.9%
First Data Corp.                                 30,000        1,016,250

NETWORKING SOFTWARE-1.9%
Cisco Systems, Inc. (a)                          30,000        2,197,500


11


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________
COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
SEMI-CONDUCTOR COMPONENTS-1.5%
Altera Corp. (a)                                 18,000    $     729,000
Intel Corp.                                      12,000          969,750
                                                             ------------
                                                               1,698,750
                                                             ------------
                                                               6,743,750

HEALTH CARE-5.9%
DRUGS-5.0%
Bristol-Myers Squibb Co.                         25,000        2,646,875
Merck & Co., Inc.                                25,000        3,012,500
                                                             ------------
                                                               5,659,375

MEDICAL PRODUCTS-0.9%
Medtronic, Inc.                                  20,000        1,052,500
                                                             ------------
                                                               6,711,875

ENERGY-5.0%
DOMESTIC PRODUCERS-0.9%
Apache Corp.                                     30,000        1,061,250

OIL SERVICE-4.1%
Halliburton Co.                                  40,000        2,200,000
Noble Drilling Corp. (a)                         75,000        2,423,438
                                                             ------------
                                                               4,623,438
                                                             ------------
                                                               5,684,688

UTILITIES-2.3%
TELEPHONE UTILITY-2.3%
WorldCom, Inc. (a)                               60,000        2,566,875

MULTI INDUSTRY COMPANIES-1.3%
Tyco International, Ltd.                         14,000          763,000
U.S. Industries, Inc.                            25,000          678,125
                                                             ------------
                                                               1,441,125

CAPITAL GOODS-1.0%
MISCELLANEOUS-1.0%
United Technologies Corp.                        12,000        1,181,250

CONSUMER MANUFACTURING-0.3%
APPLIANCES-0.3%
Sunbeam Corp.                                    14,900          374,363

Total United States Investments
  (cost $46,504,740)                                          61,770,269

FOREIGN INVESTMENTS-20.8%
BRAZIL-0.6%
Telecomunicacoes Brasilieras SA (ADR)             6,000          730,875

DENMARK-0.7%
Ratin Series B                                    4,000          768,652

FINLAND-2.4%
Nokia AB OY Corp.
  Series A                                       30,000        2,015,937
Orion-Yhtymae OY Cl.B                            25,000          775,713
                                                             ------------
                                                               2,791,650

FRANCE-2.5%
Sanofi SA                                         4,000          485,111
SEITA                                            12,000          539,012
Total, SA Cl.B                                    9,000        1,070,537
Unibail, SA                                       5,018          717,930
                                                             ------------
                                                               2,812,590

GERMANY-1.0%
Adidas AG                                         3,000          497,339
ProSieben Media AG pfd.                          12,000          618,540
                                                             ------------
                                                               1,115,879

HONG KONG-0.8%
Cheung Kong Holdings, Ltd.                       50,000          332,429
Dickson Concepts International, Ltd.             70,000           96,695
Hutchison Whampoa, Ltd.                          20,000          123,677
Sun Hung Kai Properties, Ltd.                    60,000          356,313
                                                             ------------
                                                                 909,114


12


                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________
                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
JAPAN-3.4%
Canon, Inc.                                      16,000    $     378,419
Daiwa Securities Co., Ltd.                       90,000          340,033
Fuji Photo Film Co.                              12,000          427,082
Honda Motor Co.                                  12,000          435,243
Japan Tobacco, Inc.                                  50          357,791
Nintendo Corp., Ltd.                              5,000          458,667
Rohm Co.                                          8,000          903,128
Yamanouchi Pharmaceutical Co., Ltd.              25,000          591,280
                                                             ------------
                                                               3,891,643

MEXICO-0.4%
Coca-Cola Femsa SA (ADS)                         30,000          510,000

NETHERLANDS-2.9%
AKZO Nobel NV                                     6,000        1,219,247
ASM Lithography Holding NV                        9,000          816,643
ING Groep NV                                     20,000        1,295,975
                                                             ------------
                                                               3,331,865

SPAIN-0.4%
Telefonica de Espana                             10,000          417,597
Telefonica rights,
  expiring 5/07/98 (a)                           10,000            7,879
                                                             ------------
                                                                 425,476

SWEDEN-0.5%
Ericsson LM Telecom
  Series B                                       10,000          526,995

SWITZERLAND-3.1%
Ciba Specialty Chemicals AG                       5,000          604,798
Nestle, SA                                          600        1,163,612
Novartis AG                                         500          826,391
Zurich Versicherungsgesellschaft                  1,500          913,696
                                                             ------------
                                                               3,508,497

UNITED KINGDOM-2.1%
BPB Plc                                          90,000         $612,710
Compass Group Plc                                60,000        1,038,746
Tomkins Plc                                      75,000          441,593
United News Media Plc                            25,000          339,140
                                                             ------------
                                                               2,432,189

Total Foreign Investments
  (cost $19,779,432)                                          23,755,425

Total Common Stocks & Other Investments
  (cost $66,284,172)                                          85,525,694

DEBT OBLIGATIONS-17.4%
U.S. GOVERNMENT & AGENCY OBLIGATIONS-14.0%
Federal Home Loan Bank
  7.00%, 9/01/11                                 $  849          868,075
Federal National Mortgage Association
  6.50%, 1/01/11                                     84           84,636
  6.50%, 5/01/11                                  1,655        1,662,841
  7.00%, 5/01/26                                    951          961,215
Government National Mortgage Association
  7.00%, 2/15/28                                  1,092        1,105,167
  7.50%, 6/15/27                                  1,707        1,754,296
U.S. Treasury Bond
  6.125%, 11/15/27                                2,365        2,419,679
U.S. Treasury Notes
  6.00%, 8/15/00                                  1,850        1,865,022
  6.375%, 5/15/99                                 1,015        1,022,775
  6.50%, 8/31/01                                  2,175        2,229,723
  6.50%, 5/31/02                                  1,825        1,878,892
  6.875%, 5/15/06                                   130          139,181
                                                             ------------
                                                              15,991,502


13


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS-2.3%
FINANCIAL-0.9%
Credit Suisse First Boston
  6.50%, 5/01/08 (b)                              $ 500    $     497,350
Lehman Brothers, Inc.
  6.50%, 4/15/08                                    600          596,502
                                                             ------------
                                                               1,093,852

INDUSTRIAL-1.4%
Beckman Instruments, Inc.
  7.45%, 3/04/08 (b)                                385          386,400
Coltec Industries, Inc.
  7.50%, 4/15/08 (b)                                420          415,800
Time Warner, Inc.
  9.125%, 1/15/13                                   625          748,469
                                                             ------------
                                                               1,550,669
                                                             ------------
                                                               2,644,521

YANKEE BOND-1.1%
Corporacion Andina De Fomento
  7.10%, 2/01/03                                    600          609,279
Fuji LLC
  9.87%, 12/31/49 (b)                               400         $379,706
NTL, Inc.
  Zero Coupon, 4/01/08 (b)                          350          225,750
                                                             ------------
                                                               1,214,735

Total Debt Obligations
  (cost $19,709,221)                                          19,850,758

SHORT-TERM INVESTMENT-5.7%
Federal Home Loan Mortgage Corp.
  5.45%, 5/01/98
  (amortized cost $6,500,000)                     6,500        6,500,000

TOTAL INVESTMENTS -98.0%
  (cost $92,493,393)                                         111,876,452
Other assets less liabilities-2.0%                             2,299,336

NET ASSETS-100%                                            $ 114,175,788


(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1998, these securities amounted to $1,905,006 or 1.7% of net assets.

     Glossary:
     ADR  -  American Depositary Receipt
     ADS  -  American Depositary Shares

     See notes to financial statements.


14

PORTFOLIO OF INVESTMENTS
APRIL 30, 1998                             ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________
COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-36.1%
UNITED STATES INVESTMENTS-25.5%
FINANCE-6.2%
BANKING - MONEY CENTER-1.9%
BankAmerica Corp.                                 5,000    $     425,000
Chase Manhattan Corp.                             3,000          415,687
                                                             ------------
                                                                 840,687

BANKING - REGIONAL-0.4%
Banc One Corp.                                    3,000          176,438

BROKERAGE & MONEY MANAGEMENT-1.4%
Merrill Lynch & Co., Inc.                         4,500          394,875
Morgan Stanley, Dean Witter and Co.               3,000          236,625
                                                             ------------
                                                                 631,500

INSURANCE-1.5%
American International Group, Inc.                3,000          394,687
Travelers Group, Inc.                             4,500          275,344
                                                             ------------
                                                                 670,031

MISCELLANEOUS-1.0%
MBNA Corp.                                       12,375          419,203
                                                             ------------
                                                               2,737,859

CONSUMER SERVICES-5.3%
BROADCASTING & CABLE-2.1%
Cox Communications, Inc. Cl.A (a)                 7,000          312,375
Scripps E.W. Co. Cl.A                             6,000          340,125
Tele-Communications, Inc. -
  Liberty Media Group Cl.A (a)                    8,000          265,500
                                                             ------------
                                                                 918,000

ENTERTAINMENT & LEISURE-1.8%
Harley-Davidson, Inc.                            12,000          432,000
Walt Disney Co.                                   3,000          372,937
                                                             ------------
                                                                 804,937

RETAIL - GENERAL MERCHANDISE-1.4%
Dayton Hudson Corp.                               4,000          349,250
Home Depot, Inc.                                  4,000          278,500
                                                             ------------
                                                                 627,750
                                                             ------------
                                                               2,350,687

CONSUMER STAPLES-3.2%
COSMETICS-1.7%
Avon Products, Inc.                               4,000          328,750
Gillette Co.                                      2,000          230,875
The Estee Lauder Co., Inc. Cl.A                   3,000          199,312
                                                             ------------
                                                                 758,937

RETAIL - FOOD & DRUG-0.7%
Kroger Co. (a)                                    7,000          293,125

TOBACCO-0.8%
Philip Morris Cos., Inc.                         10,000          373,125
                                                             ------------
                                                               1,425,187

TECHNOLOGY-3.1%
COMMUNICATION EQUIPMENT-0.5%
Tellabs, Inc. (a)                                 3,000          212,625

COMPUTER HARDWARE-0.5%
Compaq Computer Corp.                             8,000          224,500

COMPUTER SERVICES-0.5%
First Data Corp.                                  6,000          203,250

NETWORKING SOFTWARE-0.8%
Cisco Systems, Inc. (a)                           5,000          366,250


15


PORTFOLIO OF INVESTMENTS (CONTINUED)       ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________
COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
SEMI-CONDUCTOR COMPONENTS-0.8%
Altera Corp. (a)                                  4,800    $     194,400
Intel Corp.                                       2,000          161,625
                                                             ------------
                                                                 356,025
                                                             ------------
                                                               1,362,650

HEALTH CARE-2.9%
DRUGS-2.4%
Bristol-Myers Squibb Co.                          5,500          582,313
Merck & Co., Inc.                                 4,000          482,000
                                                             ------------
                                                               1,064,313

MEDICAL PRODUCTS-0.5%
Medtronic, Inc.                                   4,000          210,500
                                                             ------------
                                                               1,274,813

ENERGY-1.9%
DOMESTIC PRODUCERS-0.4%
Apache Corp.                                      5,000          176,875

OIL SERVICE-1.5%
Halliburton Co.                                   6,000          330,000
Noble Drilling Corp. (a)                         10,000          323,125
                                                             ------------
                                                                 653,125
                                                             ------------
                                                                 830,000

UTILITIES-0.9%
TELEPHONE UTILITY-0.9%
WorldCom, Inc. (a)                               10,000          427,813

MULTI INDUSTRY COMPANIES-0.9%
Tyco International, Ltd.                          4,000          218,000
U.S. Industries, Inc.                             7,000          189,875
                                                             ------------
                                                                 407,875

CAPITAL GOODS-0.9%
MISCELLANEOUS-0.9%
United Technologies Corp.                         4,000          393,750

CONSUMER MANUFACTURING-0.2%
APPLIANCES-0.2%
Sunbeam Corp.                                     4,100          103,013

Total United States Investments
  (cost $8,326,633)                                           11,313,647

FOREIGN INVESTMENTS-10.6%
BRAZIL-0.3%
Telecomunicacoes Brasilieras SA (ADR)             1,200          146,175

DENMARK-0.4%
Ratin Series B                                    1,000          192,163

FINLAND-1.2%
Nokia AB OY Corp.
  Series A                                        6,000          403,187
Orion-Yhtymae OY Cl.B                             4,200          130,320
                                                             ------------
                                                                 533,507

FRANCE-1.2%
Sanofi SA                                         1,000          121,278
SEITA                                             2,000           89,835
Total, SA Cl.B                                    1,500          178,423
Unibail, SA                                       1,002          143,357
                                                             ------------
                                                                 532,893

GERMANY-0.5%
Adidas AG                                           700          116,046
ProSieben Media AG pfd.                           2,000          103,090
                                                             ------------
                                                                 219,136

HONG KONG-0.3%
Cheung Kong Holdings, Ltd.                        8,000           53,189
Dickson Concepts
International, Ltd.                              12,000           16,576
Hutchison Whampoa, Ltd.                           3,000           18,552
Sun Hung Kai Properties, Ltd.                    10,000           59,385
                                                             ------------
                                                                 147,702


16


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________
                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)       U.S. $ VALUE
-------------------------------------------------------------------------
JAPAN-1.5%
Canon, Inc.                                       3,000    $      70,953
Daiwa Securities Co., Ltd.                       12,000           45,338
Fuji Photo Film Co.                               2,000           71,180
Honda Motor Co.                                   3,000          108,811
Japan Tobacco, Inc.                                  12           85,870
Nintendo Corp., Ltd.                              1,000           91,733
Rohm Co.                                          1,000          112,891
Yamanouchi Pharmaceutical Co., Ltd.               4,000           94,605
                                                             ------------
                                                                 681,381

MEXICO-0.2%
Coca-Cola Femsa SA (ADS)                          6,000          102,000

NETHERLANDS-1.7%
AKZO Nobel NV                                     1,000          203,208
ASM Lithography Holding NV                        3,000          272,214
Internationale Nederlanden Groep NV               4,000          259,195
                                                             ------------
                                                                 734,617

SPAIN-0.3%
Telefonica de Espana                              3,000          125,279
Telefonica rights,
  expiring 5/07/98 (a)                            3,000            2,364
                                                             ------------
                                                                 127,643

SWEDEN-0.3%
Ericsson LM Telecom
  Series B                                        2,000          105,399

SWITZERLAND-1.5%
Ciba Specialty Chemicals AG                         800           96,768
Nestle, SA                                          100          193,936
Novartis AG                                         100          165,278
Zurich Versicherungsgesellschaft                    300          182,739
                                                             ------------
                                                                 638,721

UNITED KINGDOM-1.2%
BPB Plc                                          25,000          170,197
Compass Group Plc                                12,000          207,749
Tomkins Plc                                      17,000          100,094
United News Media Plc                             4,000           54,263
                                                             ------------
                                                                 532,303

Total Foreign Investments
  (cost $3,821,558)                                            4,693,640

Total Common Stocks & Other Investments
  (cost $12,148,191)                                          16,007,287

DEBT OBLIGATIONS-59.3%
U.S. GOVERNMENT & AGENCY OBLIGATIONS-45.3%
Federal National Mortgage Association
  6.50%, 6/01/11                                 $2,887        2,900,795
  6.50%, 6/01/11                                    475          477,326
  7.00%, 5/01/26                                  1,426        1,441,823
Government National Mortgage Association
  7.00%, 7/15/27                                    392          397,694
  7.00%, 2/15/28                                    992        1,004,046
  7.50%, 6/15/27                                  1,610        1,654,050
U.S. Treasury Bond
  6.125%, 11/15/27                                2,560        2,619,187
U.S. Treasury Notes
  6.00%, 8/15/00                                    350          352,842
  6.25%, 4/30/01                                    925          940,466
  6.375%, 5/15/99                                 2,700        2,720,682
  6.50%, 8/31/01                                  1,725        1,768,401
  6.50%, 5/31/02                                  1,865        1,920,073
  6.875%, 5/15/06                                 1,755        1,878,938
                                                             ------------
                                                              20,076,323

CORPORATE DEBT OBLIGATIONS-9.2%
BANKING-2.3%
Long Island Savings Bank
  7.00%, 6/13/02                                  1,000        1,018,410


17


PORTFOLIO OF INVESTMENTS (CONTINUED)       ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
INDUSTRIAL-4.6%
Comcast Cable Communications
  8.375%, 5/01/07                                $1,100    $   1,224,291
Time Warner, Inc.
  9.125%, 1/15/13                                   700          838,285
                                                             ------------
                                                               2,062,576

TRANSPORTATION-2.3%
Enterprise Rent A Car USA Finance Co.
  6.95%, 3/01/04 (b)                              1,000        1,013,667
                                                             ------------
                                                               4,094,653

YANKEE BONDS-4.8%
Royal Caribbean Cruises, Ltd.
  7.50%, 10/15/27                                 1,050        1,064,322
St. George Bank, Ltd.
  7.15%, 10/15/05 (b)                             1,000        1,033,100
                                                             ------------
                                                               2,097,422

Total Debt Obligations
  (cost $25,915,754)                                          26,268,398

SHORT-TERM INVESTMENT-2.9%
Federal Home Loan Mortgage Corp.
  5.45%, 5/01/98
  (amortized cost $1,300,000)                     1,300        1,300,000

TOTAL INVESTMENTS -98.3%
  (cost $39,363,945)                                          43,575,685
Other assets less liabilities-1.7%                               732,318

NET ASSETS-100%                                            $  44,308,003


(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1998, these securities amounted to $2,046,767 or 4.6% of net assets.

     Glossary:
     ADR  -  American Depositary Receipt
     ADS  -  American Depositary Shares

     See notes to financial statements.


18


STATEMENTS OF ASSETS AND LIABILITIES              ALLIANCE GROWTH INVESTORS AND
APRIL 30, 1998                                     CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                     GROWTH      CONSERVATIVE
                                                 INVESTORS FUND INVESTORS FUND
                                                 -------------- --------------
ASSETS
  Investments in securities, at value (cost
    $92,493,393 and $39,363,945, respectively)    $ 111,876,452  $  43,575,685
  Foreign cash, at value (cost $1,905,323 and
    $320,225, respectively)                           1,905,334        320,225
  Cash                                                   22,100         17,472
  Receivable for investment securities and
    foreign currency sold                             2,879,561        373,760
  Receivable for shares of beneficial
    interest sold                                       519,644        146,448
  Interest and dividends receivable                     358,228        433,995
  Foreign taxes receivable                               25,764          4,212
  Total assets                                      117,587,083     44,871,797

LIABILITIES
  Payable for investment securities and foreign
    currency purchased                                2,691,081        251,115
  Payable for shares of beneficial interest
    redeemed                                            421,128        114,536
  Distribution fee payable                               74,706         29,907
  Advisory fee payable                                   70,196         57,687
  Accrued expenses                                      154,184        110,549
  Total liabilities                                   3,411,295        563,794

NET ASSETS                                        $ 114,175,788  $  44,308,003

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par           $          76  $          37
  Additional paid-in capital                         89,743,081     38,927,732
  Undistributed net investment income                   145,372        152,080
  Accumulated net realized gain on investments,
    futures contracts and foreign currency
    transactions                                      4,928,030      1,019,294
  Net unrealized appreciation of investments
    and foreign currency denominated assets
    and liabilities                                  19,359,229      4,208,860
                                                  $ 114,175,788  $  44,308,003

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($33,222,216/2,201,864 and $11,714,630/
    978,982 shares of beneficial interest issued
    and outstanding, respectively)                       $15.09         $11.97
  Sales charge--4.25% of public offering price              .67            .53
  Maximum offering price                                 $15.76         $12.50

  CLASS B SHARES
  Net asset value and offering price per share
    ($72,617,870/4,803,585 and $28,431,858/
    2,332,248 shares of beneficial interest
    issued and outstanding, respectively)                $15.12         $12.19

  CLASS C SHARES
  Net asset value and offering price per share
    ($8,335,702/551,099 and $4,161,515/341,378
    shares of beneficial interest issued and
    outstanding, respectively)                           $15.13         $12.19


See notes to financial statements.


19


STATEMENTS OF OPERATIONS                          ALLIANCE GROWTH INVESTORS AND
YEAR ENDED APRIL 30, 1998                          CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                      GROWTH      CONSERVATIVE
                                                  INVESTORS FUND INVESTORS FUND
                                                  -------------- --------------
INVESTMENT INCOME
  Interest                                         $  1,574,537   $  1,918,068
  Dividends (net of foreign tax withheld of
    $54,340 and $8,366, respectively)                   941,208        177,630
  Total income                                        2,515,745      2,095,698

EXPENSES
  Advisory fee                                          788,159        332,496
  Distribution fee - Class A                             90,118         35,259
  Distribution fee - Class B                            679,834        285,077
  Distribution fee - Class C                             70,649         40,720
  Custodian                                             214,644        178,280
  Transfer agency                                       191,379         81,481
  Audit and legal                                        60,631         52,173
  Printing                                               54,558         11,187
  Registration                                           33,320         22,222
  Trustees' fees                                         26,677         27,283
  Miscellaneous                                           4,573          8,698
  Total expenses                                      2,214,542      1,074,876
  Less: expenses waived and assumed by adviser
    (See Note B)                                             -0-      (219,865)
  Less: expense offset arrangement (See Note B)         (15,723)        (6,151)
  Net expenses                                        2,198,819        848,860
  Net investment income                                 316,926      1,246,838

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions       15,060,041      3,545,876
  Net realized loss on futures contracts               (654,592)      (158,434)
  Net realized loss on foreign currency
    transactions                                       (167,905)       (42,914)
  Net change in unrealized appreciation
    (depreciation) of:
    Investments                                      10,662,782      2,462,169
    Foreign currency denominated assets and
      liabilities                                       (18,715)          (850)
  Net gain on investments, futures contracts and
    foreign currency transactions                    24,881,611      5,805,847

NET INCREASE IN NET ASSETS FROM OPERATIONS         $ 25,198,537   $  7,052,685


See notes to financial statements.


20


                                                  ALLIANCE GROWTH INVESTORS AND
STATEMENT OF CHANGES IN NET ASSETS                 CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                    GROWTH INVESTORS FUND             CONSERVATIVE INVESTORS FUND
                                              --------------------------------      --------------------------------
                                                YEAR ENDED        YEAR ENDED          YEAR ENDED        YEAR ENDED
                                              APRIL 30, 1998    APRIL 30, 1997      APRIL 30, 1998    APRIL 30, 1997
                                              --------------    --------------      --------------    --------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                        $     316,926     $     611,440       $   1,246,838     $   1,528,962
  Net realized gain on investments,
    futures contracts and foreign
    currency transactions                         14,237,544         2,985,209           3,344,528           593,982
  Net change in unrealized appreciation
    (depreciation) of investments,
    futures contracts and foreign
    currency denominated assets and
    liabilities                                   10,644,067         2,361,782           2,461,319         1,321,406
  Net increase in net assets from
    operations                                    25,198,537         5,958,431           7,052,685         3,444,350

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                         (316,225)         (345,352)           (410,778)         (516,046)
    Class B                                          (90,880)         (444,447)           (759,381)         (967,390)
    Class C                                           (9,212)          (43,458)           (109,342)         (154,474)
  Net realized gain on investments
    Class A                                       (2,631,810)       (3,066,309)           (787,612)         (278,463)
    Class B                                       (6,052,618)       (7,140,766)         (1,864,487)         (644,643)
    Class C                                         (613,482)         (698,222)           (269,390)         (100,968)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase (decrease)                          3,496,273         4,473,662          (2,590,456)       (8,201,003)
  Total increase (decrease)                       18,980,583        (1,306,461)            261,239        (7,418,637)

NET ASSETS
  Beginning of year                               95,195,205        96,501,666          44,046,764        51,465,401
  End of year (including undistributed
    net investment income of $145,372,
    $379,445, $152,080 and $216,263,
    respectively)                              $ 114,175,788     $  95,195,205       $  44,308,003     $  44,046,764


See notes to financial statements.


21


NOTES TO FINANCIAL STATEMENTS                     ALLIANCE GROWTH INVESTORS AND
APRIL 30, 1998                                     CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth Investors Fund and Conservative Investors Fund (the "Funds"), two series of The Alliance Portfolios (the "Trust"), are registered under the Investment Company Act of 1940 as diversified, open-end investment companies. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. The Funds do not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES
It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment


22


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Funds accrete discounts and amortize premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in each Fund represented by the net assets of such class, except that each Fund's Class B and Class C shares bear higher distribution and in the case of Class B higher transfer agent fees than Class A shares. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign currency transactions and passive foreign investment, resulted in a net decrease in undistributed net investment income and an increase in accumulated net realized gain on investments, future contracts and foreign currency transactions. This reclassification had no effect on net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Funds pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .75% of each Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 1.40%, 2.10% and 2.10% of average net assets, respectively, for the Class A, Class B and Class C shares of the Conservative Investors Fund. For the year ended April 30, 1998, such reimbursement amounted to $219,865 for the Conservative Investors Fund.

The Funds compensate Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. Such compensation amounted to $129,397 and $48,566 for the Growth Investors Fund and Conservative Investors Fund, respectively, for the year ended April 30, 1998.

In addition, for the year ended April 30, 1998, the Funds' expenses were reduced by $15,723 and $6,151 for the Growth Investors Fund and the Conservative Investors Fund, respectively, under expense offset arrangements with Alliance Fund Services. Transfer Agency fees reported in the Statements of Operations exclude these credits.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of each Fund's shares. The Distributor received front-end sales charges of $901 from the sales of Class A shares and $5,511, $77,308 and $3,089 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended April 30, 1998 for the Growth Investors Fund. The Distributor also received front-end sales charges of $1,084 from the sales of Class A shares and $1,568, $53,864 and $2,405 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended April 30, 1998 for the Conservative Investors Fund.

Brokerage commissions paid on investment transactions for the year ended April 30, 1998 amounted to $342,009 and $61,480 for the Growth Investors and Conservative Investors Funds, respectively, none of which was paid to


23


                                                  ALLIANCE GROWTH INVESTORS AND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)          CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.

Accrued expenses includes amounts owed to two of the Trustees under a deferred compensation plan of $45,924 and $16,169 for the Growth Investors and Conservative Investors Funds, respectively.


NOTE C: DISTRIBUTION PLANS
The Funds have adopted a Plan for each class of shares of the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Funds pay a distribution fee to the Distributor at an annual rate of up to .50% of each Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of each Fund's average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Funds are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Funds to the Distributor with respect to the relevant class.

The Plans also provide that the Adviser may use its own resources to finance the distribution of each Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Growth Investors Fund aggregated $110,067,088 and $113,670,222, respectively, for the year ended April 30, 1998. There were purchases of $27,607,255 and sales of $28,147,457 of U.S. government and government agency securities for the year ended April 30, 1998. At April 30, 1998, the cost of investments for federal income tax purposes for the Growth Investors Fund was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $20,803,599 and gross unrealized depreciation of investments was $1,420,540 resulting in net unrealized appreciation of $19,383,059 excluding foreign currency transactions.

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Conservative Investors Fund aggregated $26,360,649 and $26,090,997, respectively, for the year ended April 30, 1998. There were purchases of $32,331,229 and sales of $36,010,742, of U.S. government and government agency obligations for the year ended April 30, 1998. At April 30, 1998, the cost of investments for federal income tax purposes for the Conservative Investors Fund was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $4,476,314 and gross unrealized depreciation of investments was $264,574 resulting in net unrealized appreciation of $4,211,740 excluding foreign currency transactions.

The Alliance Growth Investors and Conservative Investors Funds incurred and elected to defer post October currency losses of $116,818 and $26,532, respectively, for the year ended April 30, 1998. To the extent that any post October loss is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.


24


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

1. FORWARD EXCHANGE CURRENCY CONTRACTS
The Growth Investors and Conservative Investors Funds enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts held are recorded for financial reporting purposes as unrealized gains or losses by the Funds.

The Funds' custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Funds having a value equal to the aggregate amount of the Funds' commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Funds have in that particular currency contract.

At April 30, 1998, there were no outstanding forward exchange currency contracts for the Growth Investors Fund and the Conservative Investors Fund.

2. FINANCIAL FUTURES CONTRACTS
The Funds may buy or sell financial futures contracts for the purpose of hedging their portfolios against adverse affects of anticipated movements in the market. The Funds bear the market risk that arises from changes in the value of these financial instruments. The Fund's activities in domestic futures contracts are conducted through regulated exchanges which do not result in counterparty credit risk.

At the time the Funds enter into a futures contract, each Fund deposits and maintains with their custodian as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract.

Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At April 30, 1998, the Funds had no outstanding futures contracts.


NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into three classes, designated Class A, Class B and Class C shares for both Funds. Transactions in shares of beneficial interest were as follows:

                                 ALLIANCE GROWTH INVESTORS FUND
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       APRIL 30,      APRIL 30,     APRIL 30,       APRIL 30,
                         1998           1997          1998            1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              224,299       416,498    $  3,232,642    $  5,723,360
Shares issued in
  reinvestment of
  dividends and
  distributions          216,972       255,265       2,877,051       3,305,692
Shares converted
  from Class B           117,685        88,258       1,696,586       1,193,716
Shares redeemed         (449,023)     (842,362)     (6,467,086)    (11,968,491)
Net increase
  (decrease)             109,933       (82,341)   $  1,339,193    $ (1,745,723)


25


                                                  ALLIANCE GROWTH INVESTORS AND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)          CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                  ALLIANCE GROWTH INVESTORS FUND
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       APRIL 30,      APRIL 30,     APRIL 30,       APRIL 30,
                         1998           1997          1998            1997
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold              658,517       772,493    $  9,583,213    $ 10,626,034
Shares issued in
  reinvestment of
  dividends and
  distributions          453,712       564,549       6,043,860       7,322,203
Shares converted
  to Class A            (117,679)      (88,353)     (1,696,586)     (1,193,716)
Shares redeemed         (897,932)     (802,824)    (12,997,170)    (11,040,599)
Net increase              96,618       445,865    $    933,317    $  5,713,922

CLASS C
Shares sold              192,391       187,433    $  2,775,334    $  2,572,550
Shares issued in
  reinvestment of
  dividends and
  distributions           46,021        51,785         613,462         672,170
Shares redeemed         (147,143)     (199,231)     (2,165,033)     (2,739,257)
Net increase              91,269        39,987    $  1,223,763    $    505,463


                                ALLIANCE CONSERVATIVE INVESTORS FUND
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       APRIL 30,      APRIL 30,     APRIL 30,       APRIL 30,
                         1998           1997          1998            1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold               89,645       155,230    $  1,062,839    $  1,741,912
Shares issued in
  reinvestment of
  dividends and
  distributions           99,918        66,216       1,132,237         747,524
Shares converted
  from Class B            63,018        41,333         754,998         468,493
Shares redeemed         (322,476)     (484,981)     (3,841,307)     (5,464,450)
Net decrease             (69,895)     (222,202)      $(891,233)    $(2,506,521)

CLASS B
Shares sold              460,037       378,962    $  5,586,632    $  4,341,413
Shares issued in
  reinvestment of
  dividends and
  distributions          214,784       130,177       2,476,221       1,495,849
Shares converted
  to Class A             (62,011)      (40,723)       (754,998)       (468,493)
Shares redeemed         (721,523)     (856,038)     (8,753,508)     (9,795,661)
Net decrease            (108,713)     (387,622)   $ (1,445,653)   $ (4,426,892)

CLASS C
Shares sold               82,073        98,699    $    988,763    $  1,120,987
Shares issued in
  reinvestment of
  dividends and
  distributions           31,107        20,142         358,640         231,457
Shares redeemed         (132,931)     (228,588)     (1,600,973)     (2,620,034)
Net decrease             (19,751)     (109,747)   $   (253,570)   $ (1,267,590)


26


FINANCIAL HIGHLIGHTS                             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                        CLASS A
                                           -----------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                           -----------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $13.12       $14.08       $12.08       $11.61       $11.35

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .12(b)       .16(b)       .10          .25          .12
Net realized and unrealized gain on
  investment transactions                       3.34          .76         2.75          .38          .39
Net increase in net asset value from
  operations                                    3.46          .92         2.85          .63          .51

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.16)        (.19)        (.26)        (.15)        (.11)
Distributions from net realized gains          (1.33)       (1.69)        (.59)        (.01)        (.14)
Total dividends and distributions              (1.49)       (1.88)        (.85)        (.16)        (.25)
Net asset value, end of year                  $15.09       $13.12       $14.08       $12.08       $11.61

TOTAL RETURN
Total investment return based on net
  asset value (c)                              27.96%        6.69%       23.87%        5.57%        4.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $33,222      $27,453      $30,608      $22,189      $16,759
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       1.60%(d)     1.56%(d)     1.40%        1.40%        1.40%
  Expenses, before waivers/reimbursements       1.60%        1.73%        1.65%        1.97%        2.33%
  Net investment income                          .81%        1.14%        2.02%        2.32%        1.67%
Portfolio turnover rate                          137%         133%         209%         134%          96%


See footnote summary on page 32.


27


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                        CLASS B
                                           -----------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                           -----------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $13.11       $14.08       $12.09       $11.65       $11.41

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .01(b)       .06(b)       .06          .17          .07
Net realized and unrealized gain on
  investment transactions                       3.35          .77         2.70          .38          .37
Net increase in net asset value from
  operations                                    3.36          .83         2.76          .55          .44

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.02)        (.11)        (.18)        (.10)        (.06)
Distributions from net realized gains          (1.33)       (1.69)        (.59)        (.01)        (.14)
Total dividends and distributions              (1.35)       (1.80)        (.77)        (.11)        (.20)
Net asset value, end of year                  $15.12       $13.11       $14.08       $12.09       $11.65

TOTAL RETURN
Total investment return based on net
  asset value (c)                              27.04%        5.98%       23.06%        4.83%        3.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $72,618      $61,709      $59,978      $43,328      $30,871
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.31%(d)     2.27%(d)     2.10%        2.10%        2.11%
  Expenses, before waivers/reimbursements       2.31%        2.44%        2.35%        2.67%        3.00%
  Net investment income                          .10%         .42%        1.15%        1.62%         .95%
Portfolio turnover rate                          137%         133%         209%         134%          96%


See footnote summary on page 32.


28


                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS C
                                            -----------------------------------------------------------------
                                                                                                 AUGUST 2,
                                                            YEAR ENDED APRIL 30,                   1993(E)
                                            --------------------------------------------------  TO APRIL 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $13.12       $14.09       $12.10       $11.65       $11.88

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .02(b)       .06(b)       .06          .18          .08
Net realized and unrealized gain (loss)
  on investment transactions                    3.34          .77         2.70          .38         (.11)
Net increase (decrease) in net asset
  value from operations                         3.36          .83         2.76          .56         (.03)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.02)        (.11)        (.18)        (.10)        (.06)
Distributions from net realized gains          (1.33)       (1.69)        (.59)        (.01)        (.14)
Total dividends and distributions              (1.35)       (1.80)        (.77)        (.11)        (.20)
Net asset value, end of period                $15.13       $13.12       $14.09       $12.10       $11.65

TOTAL RETURN
Total investment return based on net
  asset value (c)                              27.02%        5.97%       23.04%        4.91%        (.26)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $8,336       $6,033       $5,915       $4,247       $3,280
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.30%(d)     2.28%(d)     2.10%        2.10%        2.10%(f)
  Expenses, before waivers/reimbursements       2.30%        2.43%        2.36%        2.66%        3.02%(f)
  Net investment income                          .11%         .42%        1.15%        1.62%        1.04%(f)
Portfolio turnover rate                          137%         133%         209%         134%          96%


See footnote summary on page 32.


29


FINANCIAL HIGHLIGHTS (CONTINUED)           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                         CLASS A
                                           -----------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                           -----------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $11.31       $11.14       $10.38       $10.37       $10.79

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .39(b)       .41(b)       .51          .48          .31
Net realized and unrealized gain (loss)
  on investment transactions                    1.54          .46          .80         (.02)        (.26)
Net increase in net asset value from
  operations                                    1.93          .87         1.31          .46          .05

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.43)        (.45)        (.55)        (.45)        (.29)
Distributions from net realized gains           (.84)        (.25)          -0-          -0-        (.18)
Total dividends and distributions              (1.27)        (.70)        (.55)        (.45)        (.47)
Net asset value, end of year                  $11.97       $11.31       $11.14       $10.38       $10.37

TOTAL RETURN
Total investment return based on net
  asset value (c)                              17.87%        7.90%       12.69%        4.65%         .35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $11,715      $11,860      $14,161      $16,105      $15,595
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       1.41%(d)     1.40%(d)     1.40%        1.40%        1.40%
  Expenses, before waivers/reimbursements       1.91%        1.90%        1.73%        1.83%        2.03%
  Net investment income                         3.33%        3.66%        4.43%        4.66%        3.43%
Portfolio turnover rate                          138%         174%         267%         248%         133%


See footnote summary on page 32.


30


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                        CLASS B
                                           -----------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                           -----------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $11.49       $11.31       $10.51       $10.47       $10.88

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .32(b)       .34(b)       .43          .46          .24
Net realized and unrealized gain (loss)
  on investment transactions                    1.55          .46          .82         (.02)        (.26)
Net increase (decrease) in net asset
  value from operations                         1.87          .80         1.25          .44         (.02)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.33)        (.37)        (.45)        (.40)        (.21)
Distributions from net realized gains           (.84)        (.25)          -0-          -0-        (.18)
Total dividends and distributions              (1.17)        (.62)        (.45)        (.40)        (.39)
Net asset value, end of year                  $12.19       $11.49       $11.31       $10.51       $10.47

TOTAL RETURN
Total investment return based on net
  asset value (c)                              17.04%        7.10%       11.95%        3.91%        (.31)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $28,432      $28,037      $31,979      $30,542      $29,697
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.11%(d)     2.10%(d)     2.10%        2.10%        2.11%
  Expenses, before waivers/reimbursements       2.61%        2.61%        2.44%        2.52%        2.73%
  Net investment income                         2.63%        2.96%        3.72%        3.96%        2.72%
Portfolio turnover rate                          138%         174%         267%         248%         133%


See footnote summary on page 32.


31


FINANCIAL HIGHLIGHTS (CONTINUED)           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS C
                                            -----------------------------------------------------------------
                                                                                                  AUGUST 2,
                                                            YEAR ENDED APRIL 30,                   1993(E)
                                            --------------------------------------------------  TO APRIL 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.49       $11.31       $10.52       $10.47       $11.12

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .32(b)       .34(b)       .41          .46          .18
Net realized and unrealized gain (loss)
  on investment transactions                    1.55          .46          .83         (.01)        (.50)
Net increase (decrease) in net asset
  value from operations                         1.87          .80         1.24          .45         (.32)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.33)        (.37)        (.45)        (.40)        (.15)
Distributions from net realized gains           (.84)        (.25)          -0-          -0-        (.18)
Total dividends and distributions              (1.17)        (.62)        (.45)        (.40)        (.33)
Net asset value, end of period                $12.19       $11.49       $11.31       $10.52       $10.47

TOTAL RETURN
Total investment return based on net
  asset value (c)                              17.04%        7.10%       11.84%        4.01%       (2.98)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $4,162       $4,150       $5,326       $4,419       $4,375
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.11%(d)     2.10%(d)     2.10%        2.10%        2.10%(f)
  Expenses, before waivers/reimbursements       2.61%        2.60%        2.45%        2.52%        2.69%(f)
  Net investment income                         2.63%        2.96%        3.71%        3.97%        2.94%(f)
Portfolio turnover rate                          138%         174%         267%         248%         133%


(a) Net of fees waived and expenses reimbursed by Adviser and expense offset arrangements with the transfer agent.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the year ended April 30, 1998 and the year ended April 30, 1997, the ratios of expenses net of waivers/reimbursements would have been 1.59%, 2.29% and 2.29% and 1.55%, 2.26% and 2.26% for Class A, B and C shares of the Growth Investors Fund, respectively, and 1.40%, 2.10% and 2.10% and 1.40%, 2.10% and 2.10% for Class A, B and C shares of the Conservative Investors Fund, respectively.

(e)  Commencement of distribution.

(f)  Annualized.


32


                                                  ALLIANCE GROWTH INVESTORS AND
REPORT OF INDEPENDENT ACCOUNTANTS                  CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

TO THE TRUSTEES AND SHAREHOLDERS OF ALLIANCE GROWTH INVESTORS FUND AND ALLIANCE CONSERVATIVE INVESTORS FUND

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Growth Investors Fund and Alliance Conservative Investors Fund (separately managed portfolios constituting part of The Alliance Portfolios, hereafter referred to as the "Funds") at April 30, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
June 16, 1998

                            APPENDIX

         DESCRIPTION OF CORPORATE BOND RATINGS

         Description of the bond ratings of Moody's Investors
Service, Inc. are as follows:

         Aaa-- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat greater than the Aaa securities.

         A--   Bonds which are rated A possess many favorable
investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa-- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B--   Bonds which are rated B generally lack
characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-- Bonds which are rated Caa are of poor standing.
Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca-- Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

         C--   Bonds which are rated C are the lowest class of
bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

         Descriptions of the bond ratings of Standard & Poor's are as follows:

         AAA-- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A--   Debt rated A has a strong capacity to pay interest
and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

         BB, B, CCC, CC, or C -- Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

         C1-- The rating C1 is reserved for income bonds on which no interest is being paid.

         D--   Debt rated D is in default and payment of interest
and/or repayment of principal is in arrears.

The ratings from AAA to CC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

C.  OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS:

    (a)  Financial Statements:

         Included in the Prospectus:   Financial Highlights

         Included in the Registrant's Statement of Additional
         Information:

         Portfolio of Investments - April 30, 1998

         Statement of Assets and Liabilities - April 30, 1998

         Statement of Operations - year ended April 30, 1998

         Statement of Changes in Net Assets - years ended April
         30, 1997 and April 30, 1998

         Notes to Financial Statements - April 30, 1998

         Financial Highlights - for Class A and B shares for years ended April 30, 1994 through April 30, 1998; for Class C shares for years ended April 30, 1994 through April 30, 1998 and the period August 2, 1993 (commencement of distribution) to April 30, 1994.

         Report of independent accountants.

         For financial statements, which are part of this Registration Statement, see "Financial Highlights" in the Prospectuses and "Financial Statements" in the Statements of Additional Information.

    (b)  Exhibits:

         (1)  Declaration of Trust (previously filed with Post-
              Effective Amendment No. 28 to the Registrant's
              Registration Statement on January 30, 1998).

              (a) Agreement and Declaration of Trust (previously filed with Post-Effective Amendment No. 28 to the Registrant's Registration Statement on
                   January 30, 1998).

              (b) Amendment No. 1 to Agreement and Declaration of Trust (previously filed with Post-Effective
                   Amendment No. 28 to the Registrant's
                   Registration Statement on January 30,
                   1998).

              (c) Amendment No. 2 to Agreement and Declaration of Trust (previously filed with Post-Effective
                   Amendment No. 28 to the Registrant's
                   Registration Statement on January 30,
                   1998).

         (2)  (a)  By-Laws (previously filed with Post-Effective
                   Amendment No. 26 to the Registrant's
                   Registration Statement on August 28, 1997)

              (b)  Amendment to By-Laws dated October 16, 1991
                   (previously filed with Post-Effective
                   Amendment No. 26 to the Registrant's
                   Registration Statement on August 28, 1997).

         (3)  Not applicable.

         (4)  Portions of the Registrant's Agreement and
              Declaration of Trust and By-Laws pertaining to shareholders' rights (previously filed with Post-
              Effective Amendment No. 11 to the Registrant's
              Registration Statement on June 28, 1993).

         (5)  Investment Advisory Agreement between the
              Registrant and Alliance Capital Management L.P.
              (previously filed with Post-Effective Amendment No.
              26 to the Registrant's Registration Statement on
              August 28, 1997).

         (6) (a) Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc., dated August 2, 1993, as amended through July 17, 1996 (previously filed with Post Effective Amendment No. 25 to the Registrant's Registration Statement on February 3,
                   1997).

              (b) Form of Selected Dealers Agreement between Alliance Fund Distributors, Inc. and selected dealers offering shares of the Registrant (previously filed with Post Effective Amendment No. 26 to the Registrant's Registration Statement on August 28, 1997).

              (c) Form of Selected Agents Agreement between Alliance Fund Distributors, Inc. and selected agents making available shares of the Registrant (previously filed with Post Effective Amendment No. 26 to the Registrant's Registration Statement on August 28, 1997).

         (7)  Not applicable.

         (8) Custodian Agreement between the Registrant and State Street Bank and Trust Company dated July 25, 1988, as amended through July 17, 1996 (previously filed with Post Effective Amendment No. 21 to the Registrant's Registration Statement on September 1, 1996.)

         (9)  (a)  Transfer Agent Agreement between the
                   Registrant and State Street Bank and Trust
                   Company (previously filed with Post-Effective
                   Amendment No. 17 to the Registrant's
                   Registration Statement on August 30, 1995).

              (b) Accounting Agreement between Equitable Capital Management Corporation and State Street Bank and Trust Company (previously filed with Post-Effective Amendment No. 28 to the Registrant's Registration Statement on October 31, 1997).

         (10) Opinion and Consent of Ropes & Gray (previously filed with Post-Effective Amendment No. 28 to the Registrant's Registration Statement on January 30,
              1998).

         (11) Consent of Independent Accountants (filed herewith).

         (12) Not applicable.

         (13) Investment Letter of The Equitable Life Assurance Society of the United States dated October 19, 1987 (previously filed with Post-Effective Amendment No. 26 to the Registrant's Registration Statement on August 28, 1997).

         (14) Not applicable.

         (15) Not applicable.

         (16) Schedule for computation of performance quotations
              (previously filed with Post-Effective Amendment No.
              26 to the Registrant's Registration Statement on
              August 28, 1997).

         (17) Financial Data Schedules (filed herewith).

         (18) Rule 18f-3 Plan (previously filed with Post-
              Effective Amendment No. 19 to the Registrant's
              Registration Statement on January 31, 1996).

         Other exhibits - Powers of Attorney of John D. Carifa, Ruth Block, Richard W. Couper, William H. Foulk, Jr., Brenton W. Harries and Donald J. Robinson (previously filed with Post-Effective Amendment No. 28 to the Registrant's Registration Statement on January 30,
         1998).

Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
         REGISTRANT

         As of August 14, 1998, the Registrant, The Alliance
         Portfolios, believes that no person is directly or indirectly controlled by or under common control with the Registrant.

Item 26. NUMBER OF HOLDERS OF SECURITIES

         (as of August 14, 1998)

               (1)                               (2)

                                                 NUMBER OF
                                                 RECORD
         TITLE OF CLASS                          HOLDERS

         Class A shares of
           beneficial interest of
           Alliance Conservative
           Investors Fund                         793

         Class B shares of
           beneficial interest of
           Alliance Conservative
           Investors Fund                       1,885

         Class C shares of
           beneficial interest of
           Alliance Conservative
           Investors Fund                         427

         Class A shares of
           beneficial interest of
           Alliance Growth
           Investors Fund                       2,356

         Class B shares of
           beneficial interest of
           Alliance Growth
           Investors Fund                       5,582

         Class C shares of
           beneficial interest of
           Alliance Growth
           Investors Fund                         746

         Advisor Class share of
           beneficial interest of
           Alliance Growth
           Investors Fund                           0

         Class A shares of
           beneficial interest of
           Alliance Growth Fund                58,605

         Class B shares of
           beneficial interest of
           Alliance Growth Fund               251,566

         Class C shares of
           beneficial interest of
           Alliance Growth Fund                31,724

         Advisor Class shares of
           beneficial interest of
           Alliance Growth Fund                   306

         Class A shares of
           beneficial interest of
           Alliance Strategic
           Balanced Fund                        1,992

         Class B shares of
           beneficial interest of
           Alliance Strategic
           Balanced Fund                        2,538

         Class C shares of
           beneficial interest of
           Alliance Strategic
           Balanced Fund                          339

         Advisor Class shares of
           beneficial interest of
           Alliance Strategic
           Balanced Fund                            3

         Class A shares of
           beneficial interest of
           Alliance Short-Term
           U.S. Government Fund                   289

         Class B shares of
           beneficial interest of
           Alliance Short-Term
           U.S. Government Fund                   417

         Class C shares of
           beneficial interest of
           Alliance Short-Term
           U.S. Government Fund                   166


Item 27. INDEMNIFICATION

         Paragraph (n) of Section 3, Article IV of the
         Registrant's Agreement and Declaration of Trust provides in relevant part that the Trustees of the Trust have the power:

                   "(n)  To purchase and pay for entirely out of
              Trust property such insurance as they may deem necessary or appropriate for the conduct of the business, including without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, investment advisers or managers, principal underwriters, or independent contractors of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person as Shareholder, Trustee, officer, employee, agent, investment adviser or manager, principal underwriter, or independent contractor, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against such liability;"

         Section 2 of Article VII of the Registrant's Agreement and Declaration of Trust provides in relevant part:

                    "Limitation of Liability

                   Section 2.  The Trustees shall not be
              responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, but nothing herein contained shall protect any Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office."

         Article VIII of the Registrant's Agreement and
         Declaration of Trust provides in relevant part:

                          ARTICLE VIII
                         Indemnification

                   "Section 1.  The Trust shall indemnify each of
              its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either

              (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

                   "Section 2.  As to any matter disposed of
              (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a Court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                   Section 3.  The right of indemnification
              hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         Section 2 of Article IX of the Registrant's Agreement and Declaration of Trust provides in relevant part:

                   "TRUSTEE'S GOOD FAITH ACTION, EXPERT ADVICE,
              NO BOND OR SURETY

                   Section 2.  The exercise by the Trustees of
              their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required."

         The Investment Advisory Agreement between the Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreement for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect, or purport to protect, Alliance Capital Management L.P. against any liability to the Registrant or its shareholders to which it would otherwise be subject by reason or willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason or reckless disregard of its obligations or duties thereunder.

         The Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon, any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading, provided that nothing therein shall be so construed as to protect Alliance Fund Distributors, Inc. against any liability to Registrant or its security holders to which it would otherwise be subject by reason or willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations or duties thereunder.

         The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust, the Advisory Agreement between the Registrant and Alliance Capital Management L.P. and the Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc.

         The Registrant participates in a joint directors and officers liability policy for the benefit of its Trustees and officers.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, Officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, Officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. BUSINESS AND OTHER CONNECTIONS OF ADVISER.

         The descriptions of Alliance Capital Management L.P.
         under the captions "Management of the Fund" in the Prospectuses and in the Statements of Additional
         Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

         The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference herein.

ITEM 29. Principal Underwriters

         (a)  Alliance Fund Distributors, Inc., the Registrant's
              Principal Underwriter in connection with the sale of shares of the Registrant, also acts as principal
              Underwriter or Distributor for the following investment companies:

              AFD Exchange Reserves
              Alliance All-Asia Investment Fund, Inc.
              Alliance Balanced Shares, Inc.
              Alliance Bond Fund, Inc.
              Alliance Capital Reserves
              Alliance Developing Markets Fund, Inc.

              Alliance Global Dollar Government Fund, Inc.
              Alliance Global Environment Fund, Inc.
              Alliance Global Small Cap Fund, Inc.
              Alliance Global Strategic Income Trust, Inc.
              Alliance Government Reserves
              Alliance Greater China ''97 Fund, Inc.
              Alliance Growth and Income Fund, Inc.
              Alliance High Yield Fund, Inc.
              Alliance Income Builder Fund, Inc.
              Alliance Institutional Funds, Inc.
              Alliance Institutional Reserves, Inc.
              Alliance International Fund
              Alliance International Premier Growth Fund, Inc. Alliance Limited Maturity Government Fund, Inc. Alliance Money Market Fund
              Alliance Mortgage Securities Income Fund, Inc. Alliance Multi-Market Strategy Trust, Inc. Alliance Municipal Income Fund II
              Alliance Municipal Income Fund, Inc.
              Alliance Municipal Trust
              Alliance New Europe Fund, Inc.
              Alliance North American Government Income Trust,
              Inc.
              Alliance Premier Growth Fund, Inc.
              Alliance Quasar Fund, Inc.
              Alliance/Regent Sector Opportunity Fund, Inc. Alliance Select Investor Series Inc.
              Alliance Real Estate Investment Fund, Inc.
              Alliance Short-Term Multi-Market Trust, Inc.
              Alliance Technology Fund, Inc.
              Alliance Utility Income Fund, Inc.
              Alliance Variable Products Series Fund, Inc.
              Alliance World Income Trust, Inc.
              Alliance Worldwide Privatization Fund, Inc.
              The Alliance Fund, Inc.

         (b) The following are the Directors and Officers of Alliance Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

                                                  POSITIONS AND
NAME                    POSITIONS AND OFFICES     OFFICES WITH
                        WITH UNDERWRITER          REGISTRANT

Michael J. Laughlin       Chairman

Robert L. Errico          President

David Conine              Executive Vice President

Richard K. Saccullo       Executive Vice President

Edmund P. Bergan, Jr.     Senior Vice President,
                            General Counsel and
                            Secretary               Clerk

Karen J. Bullot           Senior Vice President

James S. Comforti         Senior Vice President

James L. Cronin           Senior Vice President

Daniel J. Dart            Senior Vice President

Richard A. Davies         Senior Vice President
                            Managing Director

Byron M. Davis            Senior Vice President

Anne S. Drennan           Senior Vice President
                            & Treasurer

Mark J. Dunbar            Senior Vice President

Donald N. Fritts          Senior Vice President

Bradley F. Hanson         Senior Vice President

Geoffrey L. Hyde          Senior Vice President

Robert H. Joseph, Jr.     Senior Vice President
                            and Chief Financial Officer

Richard E. Khaleel        Senior Vice President

Stephen R. Laut           Senior Vice President

Susan L. Matteson-King    Senior Vice President

Daniel D. McGinley        Senior Vice President

Ryne A. Nishimi           Senior Vice President

Antonios G. Poleondakis   Senior Vice President

Robert E. Powers          Senior Vice President

Raymond S. Sclafani       Senior Vice President

Gregory K. Shannahan      Senior Vice President

Joseph F. Sumanski        Senior Vice President

Peter J. Szabo            Senior Vice President

Nicholas K. Willett       Senior Vice President

Richard A. Winge          Senior Vice President

Jamie A. Atkinson         Vice President

Benji A. Baer             Vice President

Kenneth F. Barkoff        Vice President

Casimir F. Bolanowski     Vice President

Michael E. Brannan        Vice President

Timothy W. Call           Vice President

Kevin T. Cannon           Vice President

John R. Carl              Vice President

William W. Collins, Jr.   Vice President

Leo H. Cook               Vice President

Richard W. Dabney         Vice President

John F. Dolan             Vice President

Stephen J. Demetrovits    Vice President

John C. Endahl            Vice President

Sohaila S. Farsheed       Vice President

Gerard J. Friscia         Vice President
                            & Controller

Shawn C. Gage             Vice President

Andrew L. Gangolf         Vice President and
                            Assistant General       Assistant
                            Counsel                 Clerk

Mark D. Gersten           Vice President            Treasurer
                                                    and Chief
                                                    Financial
                                                    Officer

Joseph W. Gibson          Vice President

John Grambone             Vice President

George C. Grant           Vice President

Charles M. Greenberg      Vice President

Alan Halfenger            Vice President

William B. Hanigan        Vice President

Scott F. Heyer            Vice President

George R. Hrabovsky       Vice President

Valerie J. Hugo           Vice President

Scott Hutton              Vice President

Richard D. Keppler        Vice President

Gwenn M. Kessler          Vice President

Donna M. Lamback          Vice President

Henry Michael Lesmeister  Vice President

James M. Liptrot          Vice President

James P. Luisi            Vice President

Jerry W. Lynn             Vice President

Christopher J. MacDonald  Vice President

Michael F. Mahoney        Vice President

Shawn P. McClain          Vice President

Jeffrey P. Mellas         Vice President

Thomas F. Monnerat        Vice President

Christopher W. Moore      Vice President

Timothy S. Mulloy         Vice President

Joanna D. Murray          Vice President

Nicole Nolan-Koester      Vice President

John C. O''Connell        Vice President

John J. O''Connor         Vice President

James J. Posch            Vice President

Domenick Pugliese         Vice President and
                            Assistant General       Assistant
                            Counsel                 Clerk


Bruce W. Reitz            Vice President

Karen C. Satterberg       Vice President

John P. Schmidt           Vice President

Robert C. Schultz         Vice President

Richard J. Sidell         Vice President

Teris A. Sinclair         Vice President

Scott C. Sipple           Vice President

Martine H. Stansbery, Jr. Vice President

Andrew D. Strauss         Vice President

Michael J. Tobin          Vice President

Joseph T. Tocyloski       Vice President

Thomas J. Vaughn          Vice President

Martha D. Volcker         Vice President

Patrick E. Walsh          Vice President

Mark E. Westmoreland      Vice President

William C. White          Vice President

David E. Willis           Vice President

Emilie D. Wrapp           Vice President and
                            Assistant General       Assistant
                            Counsel                 Clerk

Michael W. Alexander      Assistant Vice President

Richard J. Appaluccio     Assistant Vice President

Charles M. Barrett        Assistant Vice President

Robert F. Brendli         Assistant Vice President

Maria L. Carreras         Assistant Vice President

John P. Chase             Assistant Vice President

Russell R. Corby          Assistant Vice President

Jean A. Cronin            Assistant Vice President

John W. Cronin            Assistant Vice President

Terri J. Daly             Assistant Vice President

Ralph A. DiMeglio         Assistant Vice President

Faith C. Dunn             Assistant Vice President

John E. English           Assistant Vice President

Duff C. Ferguson          Assistant Vice President

Brian S. Hanigan          Assistant Vice President

James J. Hill             Assistant Vice President

Theresa Iosca             Assistant Vice President

Erik A. Jorgensen         Assistant Vice President

Eric G. Kalender          Assistant Vice President

Robin L. Kraebel          Assistant Vice President

Edward W. Kelly           Assistant Vice President

Michael Laino             Assistant Vice President

Nicholas J. Lapi          Assistant Vice President

Kristine J. Luisi         Assistant Vice President

Patrick Look              Assistant Vice President
                            & Assistant Treasurer

Kathryn Austin Masters    Assistant Vice President

Richard F. Meier          Assistant Vice President

Mary K. Moore             Assistant Vice President

Richard J. Olszewski      Assistant Vice President

Catherine N. Peterson     Assistant Vice President

Rizwan A. Raja            Assistant Vice President

Carol H. Rappa            Assistant Vice President

Clara Sierra              Assistant Vice President

Eileen Stauber            Assistant Vice President

Gayle S. Stamer           Assistant Vice President

Vincent T. Strangio       Assistant Vice President

Marie R. Vogel            Assistant Vice President

Wesley S. Williams        Assistant Vice President

Matthew Witschel          Assistant Vice President

Christopher J. Zingaro    Assistant Vice President

Mark R. Manley            Assistant Secretary

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc., 500 Plaza Drive, Secaucus, New Jersey 07094 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 31. MANAGEMENT SERVICES.

         Not applicable.

ITEM 32. UNDERTAKINGS.

         The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                      ********************

                             NOTICE

    A copy of the Agreement and Declaration of Trust of The Alliance Portfolios (the "Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                           SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 26th day of August, 1998.

                             THE ALLIANCE PORTFOLIOS

                             By /s/John D. Carifa
                             _____________________________
                                  John D. Carifa
                                  Chairman and President

         Pursuant to the requirements of the Securities Act of l933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

    Signature                     Title          Date

1)  Principal Executive Officer

     /s/John D. Carifa            Chairman       August 26, 1998
    ______________________        and President
        John D. Carifa

2)  Principal Financial and
    Accounting Officer

     /s/Mark D. Gersten           Treasurer      August 26, 1998
    ______________________        and Chief
        Mark D. Gersten           Financial
                                  Officer

3)  All of the Trustees

    Ruth Block
    John D. Carifa
    Richard W. Couper
    William H. Foulk, Jr.
    Brenton W. Harries
    Donald J. Robinson

    by /s/Edmund P. Bergan, Jr.                  August 26, 1998
       ___________________

         (Attorney-in-fact)
         Edmund P. Bergan, Jr.

                          EXHIBIT INDEX

Exhibit
No.                Description

11.           Consent of Independent Accountants

17.           Financial Data Schedules













































                              C-23
00250184.BB2